united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Stuart M Strauss, Esq. Dechert LLP

1095 Avenue of the Americas, New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 2/29/20

Item 1. Reports to Stockholders.

Class A and C Shares

SEMI-ANNUAL REPORT
As Of February 29, 2020

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.saratogacap.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

TABLE OF CONTENTS

Chairman’s Letter	Page 1
Investment Review	Page 5
Schedules of Investments	Page 53
Statements of Assets and Liabilities	Page 107
Statements of Operations	Page 112
Statements of Changes in Net Assets	Page 117
Notes to Financials	Page 125
Financial Highlights	Page 151
Supplemental Information	Page 175
Privacy Notice	Page 179

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary, Treasurer & Chief Financial Officer
James S. Vitalie	Vice President
Emile R. Molineaux	Chief Compliance Officer
Aaron J. Smith	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
1616 N. Litchfield Rd., Suite 165	17605 Wright Street, Suite 2
Goodyear, Arizona 85395	Omaha, Nebraska 68130

Transfer & Shareholder Servicing Agent	Custodian
Gemini Fund Services, LLC	BNY Mellon Corp.
17605 Wright Street, Suite 2	225 Liberty Street
Omaha, Nebraska 68130	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Gemini Fund Services, LLC	Gemini Fund Services, LLC
80 Arkay Drive, Suite 110	80 Arkay Drive, Suite 110
Hauppauge, New York 11788	Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2020

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”). This report covers the six months from September 1, 2019 through February 29, 2020.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy. The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms. Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ECONOMIC OVERVIEW

These are truly unique times in the investment management business. Like many investors attempting to navigate early 2020, Saratoga has been met with rapid movements in asset prices with little-to-no fundamental data to support those movements. Much of our research depends on weeks, and often months, of trends within the underlying economic data we review. An environment like this quarter’s affords investors days of analysis where weeks are needed, and weeks where months are needed. We continue to believe, as we always have, that allocating assets without appropriate analysis of a diverse range of economic data is foolhardy.

The end of the period was consumed by real and perceived damage caused by the pandemic, coupled with aggressive action by the Federal Reserve (Fed), local governments, and the federal government. Generally, during normal economic interruptions, the Fed primarily uses interest rates at the short end of the yield spectrum and the money supply, starting with the monetary base, to soften the downturn. Alongside those tools, the Fed has begun using the Great Recession playbook to support sectors critical to the US economy. It is difficult to compare this economic environment to other major recessions, as each prior event was tied to multiple years of underlying economic concern. The Great Depression was fueled by a years-long liquidity crisis and disastrous deflation. The 1980’s recession was primarily caused by a long period of runaway monetary inflation. The Great Recession was marked by the financial system falling apart over multiple years. While it is possible that the pandemic will cause extended economic damage, it is impossible to guess what that damage will look like or if it will last in the face of unprecedented government intervention and stimulus.

Monetary Policy: In the most recent FOMC statement, the Committee stated: “The Federal Reserve is prepared to use its full range of tools to support the flow of credit to households and businesses and thereby promote its maximum employment and price stability goals. To support the smooth functioning of markets for Treasury securities and agency mortgage-backed securities that are central to the flow of credit to households and businesses, over coming months the Committee will increase its holdings of Treasury securities by at least $500 billion and its holdings of agency mortgage-backed securities by at least $200 billion. The Committee will also reinvest all principal payments from the Federal Reserve’s holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities.”

Most of our recent studies of the money supply measures and interest rates under Fed purview had already demonstrated an accommodative Fed; we are now potentially in the early stages of historic Fed accommodation. Regarding the Fed Funds rate, we study the rate relative to both inflation and short-term/intermediate-term interest rates. Currently, we believe that the Fed is doing what it needs to do to create a steady flow of liquidity to the banking system. As we have said previously, however, we believe that the Fed is in an increasingly difficult position. While the Fed needs to provide assets and asset support, circumstances are beginning to look an awfully lot like those that created runaway monetary inflation in the 70s, eventually leading to a deep recession in the early 80s.

Interest Rates: As the Fed has lowered the federal funds (FF) rate short-term rates have also declined from recent highs. Intermediate rates and long-term rates have decreased from recent highs, as well, but not at the same pace as the short-term rate’s decline. This is most acutely seen in the interest rate spread, specifically comparing short-term and long-term rates against the FF rate. The 20-year Treasury rate minus the FF rate was negative in September of 2019 and is now positive again, while the 3-year Treasury minus the FF rate was slightly positive in December 2019, but has gone negative by –0.15 basis points.

Equity Valuations: After the dramatic action in the stock market caused by the pandemic we must work with the earnings that companies are able to produce. Despite considerable damage to certain economic fundamentals, data has not yet provided justification for the market breaking significantly below or above its range over the past two months. For the time-being, the market is at the bottom of our fair-value range and we believe it is likely to remain in fair value territory. To us, fair value means the stock market should perform within the parameter of its historic mean. In order to create a range of equity market outcomes, we use a valuation tool which we refer to as our Proper PE Valuation™ tool. Among other things, this analysis provides us with a set of ranges above and below which we consider the S&P 500 overvalued or undervalued, respectively. Our primary valuation algorithm currently sets an appropriate S&P 500 PE around 19.5, implying an S&P 500 fair-value range of roughly 2,580 to 2,860. This algorithm is earnings, GDP, and CPI dominant. The current levels and trends for earnings, GDP, and CPI data indicate that we are likely to stay in fair-value range for the near-term, however we are watching corporate earnings growth closely, as that data has the potential to change valuation levels quickly.

Inflation: We believe inflation should remain restrained, keeping its growth rate near or below the Fed’s long-term objective over the intermediate term. We find that there are three highly correlative wage growth measures to the CPI. Presently they are slightly higher or at the CPI y-o-y percent growth rate. A near-term top looks to have formed at roughly 3.6% in October 2019, with wage growth falling back to 2.4% as of March 2020. This, among other things, provides CPI relief and should keep the Fed accommodative until wage pressure is back in place.

Most of the Producer Price complex has started to either stall out or decline from higher levels, and finished goods are –0.97% y-o-y in March 2020. The Final Demand index has resumed its slower growth path and as of March it was up only 0.68% y-o-y. There is a great deal of slack on the cost-side of inflation. We currently see room for the Fed to keep its control group of interest rates bottomed-out, with the demand for goods and the cost of goods looking to be well in balance.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.
Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. 5680-NLD-5/8/2020

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by: M.D. Sass Investors Services, Inc., New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	1/4/99 – 2/29/20*	2/14/06 – 2/29/20*
Class A
With Sales Charge	-5.63%	-1.02%	0.33%	7.21%	NA	2.40%
Without Sales Charge	0.15%	5.02%	1.53%	7.85%	NA	2.83%

Class C
With Sales Charge	-1.18%	3.33%	0.91%	7.18%	2.04%	NA
Without Sales Charge	-0.18%	4.33%	0.91%	7.18%	2.04%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 1.54% and 2.14% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential. In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

PORTFOLIO ADVISER COMMENTARY

The Saratoga Advantage Trust Large Capitalization Value Portfolio posted solid relative performance during the semi-annual period. Since US stock markets posted record highs in mid-February 2020, equity markets have been severely pressured by the negative health and economic impact of the COVID-19 pandemic. We plan to gradually deploy cash reserves to opportunities in shares of what we believe to be high-quality companies with secular growth prospects and compelling long-term capital appreciation potential.

During the period, Qorvo (3.52%) was the portfolio’s top-performing stock. The company’s leadership in smartphone radio-frequency chips could benefit from dollar-content increases in 5G smartphones once virus containment takes hold. Aecom (3.45%) was the portfolio’s second-best performer. We believe this engineering and construction company trades at a low valuation, has a healthy balance sheet and strong cash flow, and was a takeover candidate by WSP (which was side-tracked during recent market turmoil). Charles River Laboratories (3.11%) was a positive contributor, as funding on clinical trial spending has accelerated and their competitive positioning in research and models continues to strengthen. Gildan Activewear (3.61%) declined, reflecting disappointing fundamentals. End-market trends for their fashion basics apparel fell more than anticipated and international growth was also weaker. These disappointing trends, and uncertainty around the speed and timing of a recovery, led us to reassess our thesis and sell out of the position after the semi-annual period end. A suspension of cruises due to the sudden COVID-19 outbreak led to severe pressure on Norwegian Cruise Lines (4.11%), risking a full-year net operating loss, leading us to sell the position in March.

During the period, we initiated positions in the following stocks that we believe have strong, long-term fundamental outlooks: Charles Schwab (4.05%), Perrigo (3.94%), Sony Corp (4.46%), and W.R. Grace (4.00%).

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/20. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Crown Holdings, Inc.	5.3%
Quest Diagnostics, Inc.	5.3%
NRG Energy, Inc.	5.3%
Comcast Corp.	5.2%
Sony Corp.	4.5%
LKQ Corp.	4.3%
Mohawk Industries, Inc.	4.2%
Norwegian Cruise Line Holdings Ltd.	4.1%
Liberty Media Corp.-Liberty Formula One	4.1%
SVB Financial Group	4.1%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Value Average (“Large Value Average”), as of February 29, 2020, consisted of 1,249 mutual funds comprised of large market capitalization value stocks. The Large Value Average is not managed and it is not possible to invest directly in the Large Value Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	1/4/99 – 2/29/20*	2/14/06 – 2/29/20*
Class A
With Sales Charge	-2.52%	-0.17%	8.26%	14.13%	NA	8.39%
Without Sales Charge	3.45%	5.91%	9.55%	14.81%	NA	8.85%

Class C
With Sales Charge	2.33%	4.44%	8.90%	14.13%	3.97%	NA
Without Sales Charge	3.14%	5.26%	8.90%	14.13%	3.97%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 1.46% and 2.06% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio’s Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The six-month period ending February 29, 2020 saw the US large growth sector post solid performance, though a significant decline occurred during the last seven days of the period when the human and economic toll of the COVID-19 pandemic became incontestable to many investors. The portfolio slightly underperformed during the semi-annual period, with moderate outperformance during the final days of February during the market rout.

The US economy was surprisingly resilient in the first five months of the period considering ongoing trade tensions and a global slowdown that was beginning to hurt business confidence and suppress capital spending. Domestic labor markets, however, remained strong with wages increasing steadily which helped consumers stay optimistic. Up to that point, consumers were the primary driver of the economy. The global economy and markets turned dramatically negative in mid-February as the Coronavirus outbreak spread beyond China. Global equity markets entered a bear market and the global economy almost certainly entered a recession. At this time, the economic outlook is highly uncertain as we don’t know how quickly the virus will be contained. Fortunately, governments around the globe are acting aggressively to minimize the human and economic toll of the pandemic. Even with that support, it will likely be a matter of months not weeks before the global economy begins to stabilize and we know the impact on the previously confident consumer.

For the period, holdings in the Information Technology and Consumer Discretionary sectors were the primary areas of underperformance. Within the Technology sector, Euronet Worldwide (0.00%), a money transfer and ATM provider, gave tepid guidance during the quarter while Zscaler (0.00%) reported a slowdown in sales likely due to considerable attrition in its sales organization. Not owning Tesla (0.00%), which nearly doubled during the period, hurt performance in the Consumer Discretionary sector while a position in Target (1.71%) initially hurt performance but has been improving as consumers hit the stores to fill their pantries with shelter-at-home supplies.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/20. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Apple, Inc.	8.8%
Microsoft Corp.	8.7%
Amazon.com,. Inc.*	4.8%
Facebook, Inc.*	3.2%
PayPal Holdings, Inc.	2.6%
Alphabet, Inc. - Cl. A	2.5%
Charter Communications, Inc.	2.5%
Alphabet, Inc. - Cl. C	2.5%
Eli Lilly & Co.	2.4%
NVR, Inc.	2.4%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Growth Average (“Large Growth Average”), as of February 29, 2020, consisted of 1,387 mutual funds comprised of large market capitalization growth stocks. The Large Growth Average is not managed and it is not possible to invest directly in the Large Growth Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by: Vaughn Nelson Investment Management, L.P., Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:
	9/1/18 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	6/28/02 – 2/29/20*
Class A
With Sales Charge	-7.34%	-2.75%	0.05%	8.15%	6.64%
Without Sales Charge	-1.72%	3.14%	1.24%	8.79%	7.00%

Class C
With Sales Charge	-2.87%	1.60%	0.64%	8.17%	6.37%
Without Sales Charge	-1.89%	2.60%	0.64%	8.17%	6.37%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 1.81% and 2.42% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies. The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes: (i) companies earning a positive economic margin with stable-to-improving returns; (ii) companies valued at a discount to their asset value; and (iii) companies with an attractive dividend yield and minimal basis risk. In selecting investments, the Adviser generally employs the following strategy: (i) value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood; (ii) use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and (iii) use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

PORTFOLIO ADVISOR COMMENTARY

For several quarters, we have discussed the ongoing dollar liquidity shortage and resulting “liquidity recession” that began in the first quarter 2018 and helped create a rolling repricing of global assets. During the end of the semi-annual period, the CV-19 Pandemic accelerated the liquidity recession to its likely conclusion and added a global economic contraction that may be comparable to the Great Depression. Counter acting the unprecedented interruption in economic activity Congress has committed $1.6 trillion in fiscal stimulus and the Federal Reserve has committed to expanding its balance sheet by $6 trillion. While these figures are enormous, they are merely a down payment designed to offset the anticipated contraction in liquidity and economic activity over the next two months. Absent a durable treatment for CV-19, we are not expecting a V-shaped economic recovery. The economic contraction could quickly spill over into local and state government budgets severely impacting local government finances. We are expecting many more fiscal and monetary programs at the federal level to provide offsets to these pressures. As these issues are truly global there will be long lasting impacts to supply chains, asset markets, currency exchange rates, and geopolitics.

During the period, the portfolio was hurt by stock selection within Communication Services, Financials, Health Care, and Industrials. Conversely, stock selection within Consumer Discretionary, Technology, Real Estate, and Utilities added the most to relative returns. The portfolio is overweight Energy, Financials, Technology, Materials, and Utilities while underweight Communication Services, Industrials, REITs, Health Care, Consumer Staples, and Consumer Discretionary.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MID CAPITALIZATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Nexstar Media Group, Inc.	3.2%
CACI International, Inc.	2.5%
TCF Financial Corp.	2.5%
Evergy, Inc.	2.5%
Fidelity National Information Services, Inc.	2.4%
Fiserv, Inc.	2.3%
Global Payments, Inc.	2.3%
Ameren Corp.	2.1%
Vistra Energy, Corp.	2.0%
CMS Energy Corp.	2.0%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Mid Capitalization Blend Average (“Mid Cap Blend Average”), as of February 29, 2020, consisted of 418 mutual funds comprised of mid market capitalization stocks. The Mid Cap Blend Average is not managed and it is not possible to invest directly in the Mid Cap Blend Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by: Zacks Investment Management, Inc., Chicago, Illinois

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	1/4/99 – 2/29/20*	2/14/06 – 2/29/20*
Class A
With Sales Charge	-5.81%	-8.39%	0.27%	5.55%	NA	4.13%
Without Sales Charge	0.00%	-2.73%	1.48%	6.17%	NA	4.57%

Class C
With Sales Charge	-1.43%	-4.37%	0.88%	5.49%	6.65%	NA
Without Sales Charge	-0.44%	-3.40%	0.88%	5.49%	6.65%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 1.88% and 2.43% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom-up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

PORTFOLIO ADVISOR COMMENTARY

The portfolio slightly underperformed during the period on a relative basis. Over much of the period, small-cap stocks outperformed mid-cap and large-cap stocks. Investor expectations of easier monetary policy (for longer) and reduced trade headwinds led to pricing-in a potential economic acceleration, which favored smaller-cap stocks. In the small-cap space, Technology, Healthcare and Materials outperformed. Utilities and Financials underperformed. Our underweight to Healthcare and Materials hurt relative performance, but our overweight to Technology and our underweight to Financials helped relative performance. At the end of the period, nearly all of those dynamics reversed course, as the global pandemic began to roil equity markets around the world.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Enphase Energy, Inc.	2.7%
Fate Therapeutics, Inc.	2.1%
Ellington Financial, Inc.	1.9%
Safehold, Inc.	1.8%
Generac Holdings, Inc.*	1.8%
Five9, Inc.	1.8%
Ichor Holdings Ltd.	1.8%
Alteryx, Inc.	1.7%
Acushnet Holdings Corp.	1.7%
SPS Commerce, Inc.	1.6%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Small Blend Average (“Small Blend Average”), as of February 29, 2020, consisted of 724 mutual funds comprised of small market capitalization stocks. The Small Blend Average is not managed and it is not possible to invest directly in the Small Blend Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	1/4/99 – 2/29/20	2/14/06 – 2/29/20*
Class A
With Sales Charge	-5.58%	-10.85%	-4.19%	-1.22%	NA	-1.92%
Without Sales Charge	-0.15%	-5.45%	-3.04%	-0.64%	NA	-1.50%

Class C
With Sales Charge	-1.62%	-6.86%	-3.65%	-1.27%	-1.29%	NA
Without Sales Charge	-0.63%	-5.92%	-3.65%	-1.27%	-1.29%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 1.65% and 2.25% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. A stock is sold when it no longer meets the Adviser’s criteria.

PORTFOLIO ADVISOR COMMENTARY

The six months ended February 29, 2020 saw non-U.S. equity markets rise double digits through 2019, before giving nearly all of their gains back by the end of the semi-annual period. The global economy was surprisingly resilient in the first five months of the period considering ongoing trade tensions. The slowdown in China began in January as it became evident that initial efforts to contain COVID-19 were proving unsuccessful. Global equity markets turned dramatically negative in mid-February as the COVID-19 outbreak spread beyond China. The global economy almost certainly entered a recession. The economic outlook at this time is highly uncertain as the primary determinant of the ultimate impact on the globe is how quickly the spread of the virus can be contained. Governments around the globe are acting aggressively to stem the tide, but it will likely be months, not weeks, before the global economy begins to stabilize.

Within the portfolio, on a sector basis, Consumer Discretionary and Utilities holdings were the best performers on an absolute basis while Information Technology was the worst relative sector; Energy was the worst absolute sector. By region, in absolute terms, Emerging Asia was the top performer, with Chinese holdings leading the way. Developed Americas was the worst performer. The top individual holding was JD.com (3.34%), an on-line retailer in China benefiting from investment in second tier cities and an expanding relationship with Tencent. German-based Dialog Semiconductor (1.75%) was the bottom performing holding. While Dialog has a strong position in mobile phone circuits, it was added to the portfolio just as many semiconductor stocks were taking a pause, and it has larger than average exposure to Apple. The portfolio’s largest sector allocation on an absolute basis is to Financials while Consumer Discretionary is the largest relative overweight. From a regional standpoint, Developed Europe is the largest absolute and benchmark relative allocation.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Weichai Power Co Ltd.	4.1%
JD.com, Inc.	3.3%
Enel SpA	3.3%
Roche Holding AG	3.1%
Coca-Cola European Partners PLC	2.9%
Sony Corp.	2.9%
Grupo Aeroportuario del Centro Norte SAB de CV	2.8%
Otsuka Corp.	2.8%
China Merchants Bank Co. Ltd.	2.7%
Merck KGaA	2.7%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 21 Emerging Markets countries. With 1,824 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	7/15/99 – 2/29/20*	1/18/00 – 2/29/20*
Class A
With Sales Charge	-0.74%	-5.21%	1.17%	9.43%	6.84%	N/A
Without Sales Charge	5.32%	0.57%	2.38%	10.09%	7.15%	N/A

Class C
With Sales Charge	4.01%	-0.94%	1.77%	9.43%	N/A	4.12%
Without Sales Charge	5.01%	0.01%	1.77%	9.43%	N/A	4.12%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 2.22% and 2.83% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser utilizes a top-down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

PORTFOLIO ADVISOR COMMENTARY

The US market correction and increased volatility that began mid-February as a result of the Covid-19 fallout pared US stock gains that until then, had benefited from positive US-China trade developments, strong US consumer sentiment, and lower interest rates despite softening of industrial manufacturing indicators. The top performing sectors over the six-month period ended February 29, 2020 were Technology and Healthcare, closely followed by Communication Services, while Utilities & Financials remained relatively flat and all other sectors, led by Energy, underperformed.

The Saratoga Health and Biotechnology Portfolio outperformed the broader market and posted strong relative performance, as concentrated positioning within Biotech and Healthcare Distributors, combined with selective picks in Medical Technology, drove relative outperformance. Despite continued regulatory headwinds and the upcoming November US Presidential election, the broad Healthcare category benefited from solid earnings reports and its defensive nature as many investors gravitated to more defensive positioning. Looking ahead, the portfolio remains highly concentrated in what we believe are best-in-class Pharmaceutical and Biotechnology companies that possess strong earnings growth prospects, healthy balance sheets, and trade at attractive valuations relative to historical averages. Additionally, the portfolio is strategically positioned within Healthcare Distributors, Life Science Tools, and Medical Devices that could benefit from strong secular tailwinds and enable growth at above average market rates.

While healthcare professionals remain focused on “flattening the curve” to limit stress on the US hospital system, US stock market volatility is likely to continue in the interim. That said, the portfolio team remains confident that heightened capital deployment initiatives in the face of Covid-19 across global healthcare, combined with the need for continued innovation, higher medical spending, and current US demographic trends, could make healthcare an attractive risk-adjusted proposition within equities.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Biogen, Inc.	6.0%
Cardinal Health, Inc.	5.6%
Sanofi	5.4%
Novo Nordisk A/S	5.1%
Gilead Sciences, Inc.	4.9%
Cigna Corp.	4.8%
GlaxoSmithKline PLC	4.8%
Amgen, Inc.	4.7%
Charles River Laboratories International, Inc.	4.7%
Medtronic PLC	4.6%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The S&P 500®Healthcare Index is a widely-recognized, unmanaged, equally-weighted Index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries. Index returns assume reinvestment of dividends; unlike the Portfolio’s returns, however, Index returns do not reflect any fees or expenses. Such costs would lower performance. It is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	10/22/97 – 2/29/20*	1/14/00 – 2/29/20*
Class A
With Sales Charge	-2.63%	1.57%	11.89%	15.35%	6.65%	NA
Without Sales Charge	3.29%	7.78%	13.22%	16.03%	6.93%	NA

Class C
With Sales Charge	1.99%	6.14%	12.54%	15.33%	NA	0.08%
Without Sales Charge	2.97%	7.14%	12.54%	15.33%	NA	0.08%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 2.08% and 2.68% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

PORTFOLIO ADVISOR COMMENTARY

The Technology sector was the best performing major US equity sector over the six-month period ended February 29, 2020, helping push US equities to new all-time highs during the period. After an extended period of volatility due to escalating trade tensions between the US and China, progress toward a resolution was achieved with the signing of Phase 1 of a multi-stage trade deal in January. This optimism was short-lived however, as markets peaked in February before beginning their slide due to Covid-19 fears.

Semiconductor and semiconductor capital equipment companies were beneficiaries of thawing trade pressures given the interdependence of this industry with both countries. The largest market capitalization stocks were also outperformers as investors began gravitating toward quality and stability. Communications Equipment underperformed as slowing global demand and growing health concerns weighed heavily. We have attempted to position the portfolio in blue-chip, large-cap, and shareholder friendly positions. As a result, we believe the portfolio offers both attractive offensive characteristics via exposure to secular growth drivers, as well as defensive qualities in the form of potentially superior profitability, strong balance sheets, and the ability to fund growth internally. Secular growth and sound financials are attributes investors sometimes seek out in challenged markets.

As the semi-annual period came to a close, Covid-19 anxieties rose to the top of global headlines and enveloped markets. Healthcare professionals remain focused on ‘flattening the curve’ so as not to overwhelm medical resources. Until this is achieved, markets will likely be volatile. While we do not know the duration of this correction, we do know that stocks have historically recovered from extraneous events. We believe the foundations of our economy are sound and markets will recover in time.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Microsoft Corp.	7.3%
Cisco Systems, Inc.	6.9%
Apple, Inc.	6.8%
Amazon.com, Inc.- Class C	6.6%
Alphabet, Inc.	6.5%
Facebook, Inc.	5.2%
KLA-Tenor Corp	5.0%
Alphabet, Inc. - Class A	4.6%
Xilinx, Inc.	4.3%
Oracle Corp.	3.7%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Lipper Science & Technology Funds Index is an equal-weighted performance Index, adjusted for capital gain distribution and income dividends, of the largest qualifying funds within the Science and Technology fund classification, as defined by Lipper. Indexes are not managed and it is not possible directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	10/23/97 – 2/29/20*	1/7/03 – 2/29/20*
Class A
With Sales Charge	-18.12%	-35.22%	-10.55%	-4.79%	2.03%	NA
Without Sales Charge	-13.14%	-31.27%	-9.49%	-4.23%	2.30%	NA

Class C
With Sales Charge	-14.22%	-32.37%	-9.74%	-4.64%	NA	1.85%
Without Sales Charge	-13.35%	-31.68%	-9.74%	-4.64%	NA	1.85%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 3.46% and 4.14 % for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure, and financial quality analysis. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors. This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The US economy was surprisingly resilient in the first five months of the period considering ongoing trade tensions and a global slowdown that was beginning to hurt business confidence and suppress capital spending. Domestic labor markets, however, remained strong with wages increasing steadily which helped consumers stay optimistic. Up to that point, consumers were the primary driver of the economy. The global economy and markets turned dramatically negative in mid-February as the Coronavirus outbreak spread beyond China. Global equity markets entered a bear market and the global economy almost certainly entered a recession. At this time, the economic outlook is highly uncertain as we don’t know how quickly the virus will be contained. Fortunately, governments around the globe are acting aggressively to minimize the human and economic toll of the pandemic. Even with that support, it will likely be a matter of months, not weeks, before the global economy begins to stabilize and we know the impact on the previously confident consumer.

Crude prices stabilized following the mid-September attack on Saudi Arabian oil production but still fell 15% for the six-month period. Natural gas extended its challenging year with prices down 25% for the period. The portfolio’s performance struggled during the period, though Oil and Gas Refining and Marketing holdings outperformed on a relative basis. The portfolio’s largest overweight among the Energy groups is to Refining and Marketing and the largest underweight is to Oil and Gas Equipment and Services. Basic Materials holdings were down for the period, though they significantly outperformed Energy holdings. Metal and Glass Containers were the biggest contributors, while stock selection in Paper and Forest Products also contributed. The portfolio’s largest overweight among the Materials groups is to Diversified Chemicals companies and the largest underweight is to Specialty Chemicals.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/20. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Chevron Corp.	5.6%
Exxon Mobil Corp.	5.2%
TOTAL SA	4.7%
CNOOC Ltd.	4.4%
BP PLC	4.2%
LUKOIL PJSC	4.2%
Royal Dutch Shell PLC	3.8%
Eni SpA	3.8%
Enbridge, Inc.	3.6%
Petroleo Brasileiro SA	3.4%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Lipper Natural Resources Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Natural Resources fund classification, as defined by Lipper. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	8/1/00 – 2/29/20*
Class A
With Sales Charge	-9.16%	-12.09%	1.08%	4.06%	1.48%
Without Sales Charge	-3.60%	-6.68%	2.28%	4.68%	1.79%

Class C
With Sales Charge	-4.74%	-8.05%	1.68%	4.07%	1.18%
Without Sales Charge	-3.81%	-7.15%	1.68%	4.07%	1.18%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 3.82% and 4.35% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The US economy was surprisingly resilient in the first five months of the period considering ongoing trade tensions and a global slowdown that was beginning to hurt business confidence and suppress capital spending. Domestic labor markets, however, remained strong with wages increasing steadily which helped consumers stay optimistic. Up to that point, consumers were the primary driver of the economy. The global economy and markets turned dramatically negative in mid-February as the Coronavirus outbreak spread beyond China. Global equity markets entered a bear market and the global economy almost certainly entered a recession. At this time, the economic outlook is highly uncertain as we don’t know how quickly the virus will be contained. Fortunately, governments around the globe are acting aggressively to minimize the human and economic toll of the pandemic. Even with that support, it will likely be a matter of months, not weeks, before the global economy begins to stabilize and we know the impact on the previously confident consumer.

For the period, the top contributors to the portfolio were financial data provider MSCI, Inc. (4.74%), regional bank M&T Bank (1.42%) and financial advisor Ameriprise Financial (2.68%). The portfolio’s underweight to the weak performing group of Life & Health Insurance aided performance. Key detractors to performance were title insurer Fidelity National Financial (1.70%), credit card and payments company Discover Financial (0.90%) and regional bank and fixed income trading company First Horizon Financial (2.03%). The portfolio’s overweight to the poor performing Multi-line Insurance group was a hindrance on performance.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/29/20. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

FINANCIAL SERVICES PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Berkshire Hathaway, Inc.	10.3%
Wells Fargo & Co.	4.8%
US Bancorp	4.8%
JPMorgan Chase & Co.	4.7%
Citigroup, Inc.	4.7%
Bank of America Corp.	4.6%
Progressive Corp.	4.5%
MSCI, Inc.	3.8%
PNC Financial Services Group, Inc.	3.6%
Hartford Financial Services Group, Inc.	3.4%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Lipper Financial Services Funds Index is an equal, dollar-weighted Index of the 30 largest mutual funds within the Financial Services fund classification defined by Lipper. The Index is adjusted for the reinvestment of capital gains income dividends. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	1/4/99 – 2/29/20*	2/14/06 – 2/29/20*
Class A
With Sales Charge	-4.53%	-1.76%	-0.30%	0.53%	NA	1.55%
Without Sales Charge	1.27%	4.26%	0.88%	1.12%	NA	1.98%

Class C
With Sales Charge	- 0.02%	2.68%	0.55%	0.68%	2.24%	NA
Without Sales Charge	0.98%	3.68%	0.55%	0.68%	2.24%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 1.70% and 2.42% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

As of March 7, 2018, the Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends, and performance history of an Underlying Fund’s management team, among other factors. The average maturity of the securities held by an Underlying Fund will generally range from three to ten years. In addition, the Portfolio may invest up to 5% of its net assets in Underlying Funds that invest in fixed-income securities of any grade, including those that are rated lower than investment grade at the time of purchase, commonly known as “junk bonds.”

PORTFOLIO ADVISOR COMMENTARY

As the Fed has lowered the federal funds (FF) rate short-term rates have also declined from recent highs. Intermediate rates and long-term rates have decreased from recent highs, as well, but not at the same pace as the short-term rate’s decline. This is most acutely seen in the interest rate spread, specifically comparing short-term and long-term rates against the FF rate. The 20-year Treasury rate minus the FF rate was negative in September of 2019 and is now positive again, while the 3-year Treasury minus the FF rate was slightly positive in December 2019 but has gone negative by 0.15 basis points. Regarding long-term corporate bonds, the quality spread as measured by Baa bonds minus Aaa bonds has dramatically changed direction from our last report. The quality spread has historically been a good predictor of confidence in the corporate bond market, especially corporate earnings. In January 2019 the spread hit a cycle high of 1.19 and then declined to 0.83 in February 2020; as of March 2020 it has established a new cycle high of 1.27. We believe the move up in March 2020 was a knee jerk reaction to the news of the pandemic; however, if this historic action represents a true trend due to the uncertainty in the corporate bond market, and the general economy, it will likely remain above its long-term spread for a considerable period. The Saratoga Investment Quality Bond Portfolio maintains its overweight to high-quality short-term bonds, with a smaller position in high-quality intermediate-term bonds. The portfolio removed its allocation to floating rate bonds during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Short-Term Bond Index Fund	76.1%
iShares Floating Rate Bond ETF	12.1%
Vanguard Intermediate- Term Bond Index Fund	7.4%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Lipper Short-Intermediate Investment Grade Debt Funds Index consist of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Month:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	1/4/99 – 2/29/20*	2/14/06 – 2/29/20*
Class A
With Sales Charge	-5.55%	-5.31%	-1.55%	-0.25%	NA	0.04%
Without Sales Charge	0.16%	0.43%	-0.39%	0.35%	NA	0.46%

Class C
With Sales Charge	-0.84%	-0.11%	-0.35%	0.20%	1.23%	NA
Without Sales Charge	0.16%	0.89%	-0.35%	0.20%	1.23%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807 -FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 3.07% and 4.12% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

As of March 7, 2018, the Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Manager generally invests the Portfolio’s assets in Underlying Funds that invest in municipal obligations. There are no maturity limitations on the securities held by the Underlying Funds. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio’s investment objective, the Manager has considerable leeway in deciding which Underlying Funds it buys, holds or sells on a day-today basis. The Underlying Fund’s adviser will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of an Underlying Fund’s adviser. An Underlying Fund may invest without limit in municipal obligations such as private activity bonds that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments.

PORTFOLIO ADVISOR COMMENTARY

As the Fed has lowered the federal funds (FF) rate short-term rates have also declined from recent highs. Intermediate rates and long-term rates have decreased from recent highs, as well, but not at the same pace as the short-term rate’s decline. This is most acutely seen in the interest rate spread, specifically comparing short-term and long-term rates against the FF rate. The 20-year Treasury rate minus the FF rate was negative in September of 2019 and is now positive again, while the 3-year Treasury minus the FF rate was slightly positive in December 2019 but has gone negative by –0.15 basis points. Inflation, as measured by the consumer price index (CPI), was down for the month, but up 1.54% y-o-y in March. The CPI-excluding-food-and-energy was up nearly 2.10% during the same y-o-y period. These measures of inflation are hovering at the Fed’s symmetric 2% inflation objective. We believe inflation should remain restrained, keeping its growth rate near or below the Fed’s long-term objective over the intermediate term.

The Saratoga Municipal Bond Portfolio maintains its overweight to high-quality short-term munis, with a smaller position in high-quality intermediate-term munis. The portfolio removed its allocation to floating rate bonds during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MUNICIPAL BOND PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Short-Term Tax-Exempt Fund	90.7%
iShares Floating Rate Bond ETF	6.0%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit rating. Indexes are not managed and it is not possible to invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by: CLS Investments, LLC, Omaha, Nebraska

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class A and C)
2/29/20	0.00%

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	3/1/10 – 2/29/20*	1/4/99 – 2/29/20*	2/14/06 – 2/29/20*
Class A
With Sales Charge	-5.60%	-5.30%	-0.95%	-0.47%	NA	0.07%
Without Sales Charge	0.06%	0.38%	0.21%	0.11%	NA	0.49%

Class C
With Sales Charge	0.02%	0.07%	0.10%	0.05%	1.03%	NA
Without Sales Charge	0.02%	0.07%	0.10%	0.05%	1.03%	NA

¹	The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 1.64% and 2.21% for the A and C Classes, respectively.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

INVESTMENT REVIEW

AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Month:	One Year:	Inception:
	9/1/2019 –	3/1/2019 –	1/4/2018 –
	2/29/20	2/29/20	2/29/20*+
Class A
With Sales Charge	-6.10%	-4.56%	-2.17%
Without Sales Charge	-0.33%	1.31%	0.54%

Class C
With Sales Charge	-1.65%	-0.04%	0.37%
Without Sales Charge	-0.69%	0.94%	0.37%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 3.67% and 3.18% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 44.25%-64.25% of the Portfolio’s assets to core equity investments; 8.75%-18.75% to sector equity investments; 2%-10% to fixed income investments; 5%-15% to money market investments and 11%-21% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

These are truly unique times in the investment management business. After five months of marching upwards, US equities gave back nearly all their gains for the semi-annual period during the end of February sell-off. Saratoga’s asset allocations slightly underperformed during the first five months of the period, largely due to an under-allocation to bonds, especially higher-yielding, lower-quality bonds; that same allocation came back to provide outperformance during the market crash at the end of the period, as the high-yield bond sector started to begin its slide. Like many investors attempting to navigate early 2020, Saratoga has been met with rapid movements in asset prices with little-to-no fundamental data to support those movements. Much of our research depends on weeks, and often months, of trends within the underlying economic data we review. An environment like this quarter’s affords investors days of analysis where weeks are needed, and weeks where months are needed. We continue to believe, as we always have, that allocating assets without appropriate analysis of a diverse range of economic data is foolhardy.

The end of the period was consumed by real and perceived damage caused by the pandemic, coupled with aggressive action by the Federal Reserve (Fed), local governments, and the federal government. Generally, during normal economic interruptions, the Fed primarily uses interest rates at the short end of the yield spectrum and the money supply, starting with the monetary base, to soften the downturn. Alongside those tools, the Fed has begun using the Great Recession playbook to support sectors critical to the US economy. It is difficult to compare this economic environment to other major recessions, as each prior event was tied to multiple years of underlying economic concern. The Great Depression was fueled by a years-long liquidity crisis and disastrous deflation. The 1980’s recession was primarily caused by a long period of runaway monetary inflation. The Great Recession was marked by the financial system falling apart over multiple years. While it is possible that the pandemic will cause extended economic damage, it is impossible to guess what that damage will look like or if it will last in the face of unprecedented government intervention and stimulus.

We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2020, we believe monetary policy is neutral for the stock sector and neutral for the bond sector, interest rates are neutral for the stock sector and neutral for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and neutral for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

AGGRESSIVE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	22.3%
Vanguard Value Index Fund	20.9%
Saratoga Mid Capitalization Portfolio, Class I	9.0%
Vanguard Total Bond Market Index Fund	6.3%
James Alpha Macro Portfolio - Class I	5.6%
Vanguard Small-Cap Index Fund	5.4%
Vanguard Total International Stock Index Fund	4.7%
Saratoga Health & Biotechnology Portfolio, Class I	3.5%
Saratoga Technology & Communications Portfolio, Class I	3.4%
Vanguard Financials Index Fund	3.1%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 70%-85% Equity Category seeks to provide income and capital appreciation by investing in multiple asset classes. The Funds typically have 70%-85% equity exposure in domestic holdings.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Month:	One Year:	Inception:
	9/1/2019 –	3/1/2019 –	1/4/2018 –
	2/29/20	2/29/20	2/29/20*+
Class A
With Sales Charge	-5.35%	-2.56%	-0.95%
Without Sales Charge	0.40%	3.35%	1.80%

Class C
With Sales Charge	-0.90%	1.90%	1.59%
Without Sales Charge	0.07%	2.90%	1.59%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 2.46% and 2.83% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 40%-60% of the Portfolio’s assets to core equity investments; 8.5%-18.5% to fixed income investments, 17.5%-32.5% to money market investments and 6.5%-16.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

PORTFOLIO ADVISOR COMMENTARY

These are truly unique times in the investment management business. After five months of marching upwards, US equities gave back nearly all their gains for the semi-annual period during the end of February sell-off. Saratoga’s asset allocations slightly underperformed during the first five months of the period, largely due to an under-allocation to bonds, especially higher-yielding, lower-quality bonds; that same allocation came back to provide outperformance during the market crash at the end of the period, as the high-yield bond sector started to begin its slide. Like many investors attempting to navigate early 2020, Saratoga has been met with rapid movements in asset prices with little-to-no fundamental data to support those movements. Much of our research depends on weeks, and often months, of trends within the underlying economic data we review. An environment like this quarter’s affords investors days of analysis where weeks are needed, and weeks where months are needed. We continue to believe, as we always have, that allocating assets without appropriate analysis of a diverse range of economic data is foolhardy.

The end of the period was consumed by real and perceived damage caused by the pandemic, coupled with aggressive action by the Federal Reserve (Fed), local governments, and the federal government. Generally, during normal economic interruptions, the Fed primarily uses interest rates at the short end of the yield spectrum and the money supply, starting with the monetary base, to soften the downturn. Alongside those tools, the Fed has begun using the Great Recession playbook to support sectors critical to the US economy. It is difficult to compare this economic environment to other major recessions, as each prior event was tied to multiple years of underlying economic concern. The Great Depression was fueled by a years-long liquidity crisis and disastrous deflation. The 1980’s recession was primarily caused by a long period of runaway monetary inflation. The Great Recession was marked by the financial system falling apart over multiple years. While it is possible that the pandemic will cause extended economic damage, it is impossible to guess what that damage will look like or if it will last in the face of unprecedented government intervention and stimulus.

We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2020, we believe monetary policy is neutral for the stock sector and neutral for the bond sector, interest rates are neutral for the stock sector and neutral for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and neutral for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

CONSERVATIVE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	22.3%
Vanguard Value Index Fund	19.7%
Vanguard Total Bond Market Index Fund	19.0%
Saratoga Mid Capitalization Portfolio, Class I	6.7%
James Alpha Macro Portfolio - Class I	3.8%
Vanguard Small-Cap Index Fund	1.3%
Vanguard Total International Stock Index Fund	0.9%
Eaton Vance Global Macro Absolute Return Fund	0.4%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 30%-50% Equity Category invests in both stocks and bonds and maintains a relatively smaller position in stocks. The Funds typically have 30%-50% of assets in equities and 50%-70% of assets in fixed income and cash.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MODERATE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Month:	One Year:	Inception:
	9/1/2019 –	3/1/2019 –	1/4/2018 –
	2/29/20	2/29/20	2/29/20*+
Class A
With Sales Charge	-5.64%	-2.84%	-0.85%
Without Sales Charge	0.12%	3.07%	1.90%

Class C
With Sales Charge	-1.27%	1.44%	1.61%
Without Sales Charge	-0.30%	2.43%	1.61%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 2.42% and 3.17% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 43%-63% of the Portfolio’s assets to core equity investments; 3.75%-13.75% to sector equity investments; 4%-14% to fixed income investments; 10%-20% to money market investments and 9.25%-19.25% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

These are truly unique times in the investment management business. After five months of marching upwards, US equities gave back nearly all their gains for the semi-annual period during the end of February sell-off. Saratoga’s asset allocations slightly underperformed during the first five months of the period, largely due to an under-allocation to bonds, especially higher-yielding, lower-quality bonds; that same allocation came back to provide outperformance during the market crash at the end of the period, as the high-yield bond sector started to begin its slide. Like many investors attempting to navigate early 2020, Saratoga has been met with rapid movements in asset prices with little-to-no fundamental data to support those movements. Much of our research depends on weeks, and often months, of trends within the underlying economic data we review. An environment like this quarter’s affords investors days of analysis where weeks are needed, and weeks where months are needed. We continue to believe, as we always have, that allocating assets without appropriate analysis of a diverse range of economic data is foolhardy.

The end of the period was consumed by real and perceived damage caused by the pandemic, coupled with aggressive action by the Federal Reserve (Fed), local governments, and the federal government. Generally, during normal economic interruptions, the Fed primarily uses interest rates at the short end of the yield spectrum and the money supply, starting with the monetary base, to soften the downturn. Alongside those tools, the Fed has begun using the Great Recession playbook to support sectors critical to the US economy. It is difficult to compare this economic environment to other major recessions, as each prior event was tied to multiple years of underlying economic concern. The Great Depression was fueled by a years-long liquidity crisis and disastrous deflation. The 1980’s recession was primarily caused by a long period of runaway monetary inflation. The Great Recession was marked by the financial system falling apart over multiple years. While it is possible that the pandemic will cause extended economic damage, it is impossible to guess what that damage will look like or if it will last in the face of unprecedented government intervention and stimulus.

We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2020, we believe monetary policy is neutral for the stock sector and neutral for the bond sector, interest rates are neutral for the stock sector and neutral for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and neutral for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MODERATE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	20.2%
Vanguard Value Index Fund	16.3%
Vanguard Total Bond Market Index Fund	15.2%
Saratoga Mid Capitalization Portfolio, Class I	11.0%
James Alpha Macro Portfolio - Class I	5.1%
Vanguard Small-Cap Index Fund	3.2%
Vanguard Total International Stock Index Fund	2.3%
Saratoga Health & Biotechnology Portfolio, Class I	2.2%
Saratoga Technology & Communications Portfolio, Class I	1.8%
Vanguard Financials Index Fund	1.8%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 50%-70% Equity Category invests in stocks and bonds and maintains a relatively higher position in stocks. The Funds typically have 50%-70% of assets in equities and the remainder in fixed income and cash.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Month:	One Year:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	1/4/18 – 2/29/20*+
Class A
With Sales Charge	-5.90%	-3.23%	-1.88%
Without Sales Charge	-0.12%	2.68%	0.86%

Class C
With Sales Charge	-1.46%	1.09%	0.59%
Without Sales Charge	-0.48%	2.09%	0.59%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 2.26% and 3.03% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 45%-65% of the Portfolio’s assets to core equity investments; 5.5%-15.5% to sector equity investments; 2.5%-12.5% to fixed income investments; 7%-17% to money market investments and 10%-20% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

These are truly unique times in the investment management business. After five months of marching upwards, US equities gave back nearly all their gains for the semi-annual period during the end of February sell-off. Saratoga’s asset allocations slightly underperformed during the first five months of the period, largely due to an under-allocation to bonds, especially higher-yielding, lower-quality bonds; that same allocation came back to provide outperformance during the market crash at the end of the period, as the high-yield bond sector started to begin its slide. Like many investors attempting to navigate early 2020, Saratoga has been met with rapid movements in asset prices with little-to-no fundamental data to support those movements. Much of our research depends on weeks, and often months, of trends within the underlying economic data we review. An environment like this quarter’s affords investors days of analysis where weeks are needed, and weeks where months are needed. We continue to believe, as we always have, that allocating assets without appropriate analysis of a diverse range of economic data is foolhardy.

The end of the period was consumed by real and perceived damage caused by the pandemic, coupled with aggressive action by the Federal Reserve (Fed), local governments, and the federal government. Generally, during normal economic interruptions, the Fed primarily uses interest rates at the short end of the yield spectrum and the money supply, starting with the monetary base, to soften the downturn. Alongside those tools, the Fed has begun using the Great Recession playbook to support sectors critical to the US economy. It is difficult to compare this economic environment to other major recessions, as each prior event was tied to multiple years of underlying economic concern. The Great Depression was fueled by a years-long liquidity crisis and disastrous deflation. The 1980’s recession was primarily caused by a long period of runaway monetary inflation. The Great Recession was marked by the financial system falling apart over multiple years. While it is possible that the pandemic will cause extended economic damage, it is impossible to guess what that damage will look like or if it will last in the face of unprecedented government intervention and stimulus.

We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2020, we believe monetary policy is neutral for the stock sector and neutral for the bond sector, interest rates are neutral for the stock sector and neutral for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and neutral for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	21.8%
Vanguard Value Index Fund	18.0%
Vanguard Total Bond Market Index Fund	14.3%
Saratoga Mid Capitalization Portfolio, Class I	10.1%
James Alpha Macro Portfolio - Class I	6.7%
Vanguard Small-Cap Index Fund	4.9%
Vanguard Total International Stock Index Fund	3.6%
Saratoga Health & Biotechnology Portfolio, Class I	2.9%
Saratoga Technology & Communications Portfolio, Class I	2.5%
Vanguard Financials Index Fund	2.2%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 50%-70% Equity Category invests in stocks and bonds and maintains a relatively higher position in stocks. The Funds typically have 50%-70% of assets in equities and the remainder in fixed income and cash.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Month:	One Year:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	1/10/18 – 2/29/20*+
Class A
With Sales Charge	-5.84%	-2.70%	-1.63%
Without Sales Charge	-0.06%	3.27%	1.14%

Class C
With Sales Charge	-1.52%	1.56%	0.81%
Without Sales Charge	-0.55%	2.55%	0.81%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 10, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, are 3.08% and 3.83% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 48%-68% of the Portfolio’s assets to core equity investments; 5.5%-15.5% to fixed income investments, 11%-21% to money market investments and 10.5%-20.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

PORTFOLIO ADVISOR COMMENTARY

These are truly unique times in the investment management business. After five months of marching upwards, US equities gave back nearly all their gains for the semi-annual period during the end of February sell-off. Saratoga’s asset allocations slightly underperformed during the first five months of the period, largely due to an under-allocation to bonds, especially higher-yielding, lower-quality bonds; that same allocation came back to provide outperformance during the market crash at the end of the period, as the high-yield bond sector started to begin its slide. Like many investors attempting to navigate early 2020, Saratoga has been met with rapid movements in asset prices with little-to-no fundamental data to support those movements. Much of our research depends on weeks, and often months, of trends within the underlying economic data we review. An environment like this quarter’s affords investors days of analysis where weeks are needed, and weeks where months are needed. We continue to believe, as we always have, that allocating assets without appropriate analysis of a diverse range of economic data is foolhardy.

The end of the period was consumed by real and perceived damage caused by the pandemic, coupled with aggressive action by the Federal Reserve (Fed), local governments, and the federal government. Generally, during normal economic interruptions, the Fed primarily uses interest rates at the short end of the yield spectrum and the money supply, starting with the monetary base, to soften the downturn. Alongside those tools, the Fed has begun using the Great Recession playbook to support sectors critical to the US economy. It is difficult to compare this economic environment to other major recessions, as each prior event was tied to multiple years of underlying economic concern. The Great Depression was fueled by a years-long liquidity crisis and disastrous deflation. The 1980’s recession was primarily caused by a long period of runaway monetary inflation. The Great Recession was marked by the financial system falling apart over multiple years. While it is possible that the pandemic will cause extended economic damage, it is impossible to guess what that damage will look like or if it will last in the face of unprecedented government intervention and stimulus.

We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2020, we believe monetary policy is neutral for the stock sector and neutral for the bond sector, interest rates are neutral for the stock sector and neutral for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and neutral for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	21.3%
Vanguard Value Index Fund	16.9%
Vanguard Total Bond Market Index Fund	16.6%
Saratoga Mid Capitalization Portfolio, Class I	11.6%
James Alpha Macro Portfolio - Class I	7.8%
Vanguard Small-Cap Index Fund	4.5%
Vanguard Total International Stock Index Fund	2.5%
Eaton Vance Global Macro Absolute Return Fund	0.2%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 50%-70% Equity Category invests in stocks and bonds and maintains a relatively higher position in stocks. The funds typically have 50%-70% of assets in equities and the remainder in fixed income and cash.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MACRO PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Month:	One Year:	Five Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	2/1/11 – 2/29/20*	1/5/12 – 2/29/20*
Class A
With Sales Charge	-10.63%	-0.91%	-2.38%	-0.87%	NA
Without Sales Charge	-5.21%	5.09%	-1.21%	-0.22%	NA

Class C
With Sales Charge	-6.49%	3.31%	-1.92%	NA	-1.30%
Without Sales Charge	-5.61%	4.29%	-1.92%	NA	-1.30%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, is 3.13% and 3.88% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by investing all or substantially all of its assets in the following market sectors (“Sectors”): commodities; global inflation-linked bonds; event-linked securities; global equities; emerging market bonds; emerging market currencies; high-yield bonds, quantitative, and global macro. The Manager allocates the Portfolio’s assets across the Sectors based on the Manager’s forecasted return and risk characteristics for each Sector. The Portfolio may invest no more than 33 % of its assets in any single Sector at the time of initial investment or as a result of a rebalancing, although actual Sector weightings may deviate from the maximum allocation percentage from time to time due to market movements.

PORTFOLIO ADVISOR COMMENTARY

The US economy ended 2019 in good shape. Consumer spending was strong, corporate earnings were excellent, and the unemployment rate was low. US mortgage delinquencies declined as new home sales rose, boosting the returns of the Residential Mortgage Backed Securities market. Recently, growing concerns of a more pronounced and prolonged drawdown on global economic activity have led to a significant repricing of financial markets. The breadth and depth of this pull back is uncertain and continues to be analyzed. We have seen significant signs of growth slowing amid the global COVID-19 pandemic, and we are currently forecasting a recession in 2020. The Federal Reserve lowered their target rate in the past six months, providing stimulus to the US economy given the global pandemic. We believe global yields will remain low until more is understood about the virus’ infection and mortality rates and the range of potential economic outcomes narrows. Overall, rates dropped, with the 10-Year US Treasury Yield moving from 1.50% to 1.15%. The global real estate sector underperformed most asset classes. Commodities continued to deteriorate. Additionally, the MLP sector was hit hard in the first quarter of 2019 as crude oil price plunged.

For the six-month period, the Macro sector returned -2.34%. Most sub-strategies produced positive attribution during the period. However, a lot of trends were broken. Those trend reversals led to large negative performance in the fourth quarter of 2019 for the important systematic diversified strategies which was the major performance detractor for the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA MACRO PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

 AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio, Class S	18.1%
Vanguard Total International Bond ETF	13.1%
AQR Managed Futures Strategy Fund, Class I	6.8%
Altegris Futures Evolution Strategy Fund, Class I	6.5%
iShares JP Morgan USD Emerging Markets Bond ETF	4.5%
Invesco S&P 500 Equal Weight ETF	3.9%
SPDR Gold Shares +	3.1%
iShares MSCI All Country Asia ex Japan ETF	2.7%
SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	2.2%
iShares S&P/TSX Capped Materials Index ETF	1.5%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition*

The Bank of America Merrill Lynch 3-Month Treasury Bill Index consists of U.S. Treasury Bills maturing in 90 days.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective:The Portfolio seeks total return consisting of current income and capital appreciation.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Inception:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	10/26/09 – 2/29/20*	1/5/12 – 2/29/20*
Class A
With Sales Charge	-2.76%	1.62%	4.90%	8.86%	NA
Without Sales Charge	3.20%	7.83%	6.15%	9.48%	NA

Class C
With Sales Charge	1.76%	6.00%	5.39%	NA	9.03%
Without Sales Charge	2.72%	6.96%	5.39%	NA	9.03%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, is 1.61% and 2.38% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Sub-Adviser uses both a quantitative screening process and a qualitative stock selection process when selecting securities for investment by the Portfolio. Quantitative Screening Process: The Sub-Adviser and Green Street Advisors have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Sub-Adviser uses to identify the securities in which the Portfolio may invest. The Model identifies approximately 80 qualifying securities for evaluation by the Sub-Adviser (“Qualifying Securities”). Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors. Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Sub-Adviser in determining appropriate investments for the Portfolio. The Sub-Adviser selects the top 40 to 50 securities from among the approximately 80 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, balance sheet strength, debt structure and maturities, lease term and renewal schedule, tenant credit quality, regional macroeconomic conditions and trends and projected demand drivers and supply constraints for space. The Sub-Adviser may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Model.

PORTFOLIO ADVISOR COMMENTARY

The James Alpha Global Real Estate Investments Portfolio benefitted from stock selection and some defensive positioning as it outperformed significantly on a relative basis during the semi-annual period. Global real estate stocks performed well through the first five months of the period as the stimulative effect of tax cuts and regulatory reform in the US, and continued accommodative monetary policy by all major global central banks, fueled investor expectations for stronger economic growth. During the latter part of February, the spread of the coronavirus seemed to take the global REIT market by surprise and touched off a sharp and dramatic sell-off. While unsettling, the market’s action was rational and even expected. Capital markets are attempting to price the risk and uncertainty around the breadth, length, and economic impact of this latest shock to the system. The most immediate impact of the spread of the coronavirus is on sentiment. While the number of new infections in the epicenter of Wuhan has stopped, we are seeing pockets of infection appear around the world and this is causing countries to adopt policy measures aimed at containment, but with a cost in terms of sharply reduced economic activity.

It is critical to recognize that the magnitude and duration of impact remain uncertain. What we do know is that there will be a meaningful impact to global economic growth. What we don’t know is the timing and shape of the recovery; will it be “V” shaped or “U” shaped—or perhaps “L” shaped? That will depend to some extent on the efficacy of coordinated global central bank intervention to address liquidity (which has already begun, as evidenced by recent announcements by the US Fed, the BoJ and the BoE). It will also be determined by the size, timing and targeting of fiscal stimulus measures such as the $2.2 trillion rescue package now being rolled out to provide a “cash bridge” to the re-opening of the US economy.

During market downturns like these, when the global REIT market is distracted from fundamentals by exogenous, transitory shocks to the system, a portfolio that is managed with a focus on fundamentals can often underperform its benchmark. Indeed, this has happened several times to the portfolio in recent history. The first such event was S&P’s downgrade of US debt in 2011, then

INVESTMENT REVIEW

came Greece’s near-exit from the EU along with Russia’s invasion of Crimea in 2014, and then Brexit in 2016. Notably, during each of these three prior episodes, our strategy underperformed its benchmark. The fact that the portfolio has outperformed during the current market sell-off suggests that the portfolio benefitting from a more defensive posture than it has historically employed.

There are two primary themes that seem to have captured the market’s attention and are creating either tailwinds or headwinds for certain property types and/or specific companies: balance sheet strength, as a measure of a company’s ability to manage through a period of reduced revenue and income and still service its debt obligations, along with the absence of any near-term debt maturities that may be a challenge to re-finance with new debt during a time of potential bond market stress; and, direct exposure to consumer spending during a period of “social distancing” with many consumers either voluntarily or involuntarily adopting a “nesting” lifestyle, i.e., not only working at home but also staying at home.

With our laser-focus on seeking to identify and own only the 50 highest-quality companies in our investable universe of roughly 550 companies, we employ a holistic approach to assessing a company’s quality, including the quality of its balance sheet and resulting financial flexibility to weather a transitory economic storm. In terms of property types, the portfolio benefited from being underweight to Retail, a sector that looks to be exceedingly vulnerable to the impacts of “social distancing.” Likewise, the portfolio also benefited from its underweight to the Office sector, which for many years has seen reduced demand due to densification and is now experiencing an incremental headwind from increased working at home. Performance also benefited from the portfolio’s exposure to data centers and cell towers, which are seeing increased traffic due to more people working at home and then staying at home, choosing e-commerce and home delivery over going to the store, restaurant or theatre.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio, Class S	5.5%
Allergan PLC	2.9%
Tiffany & Co.	2.5%
LogMeIn, Inc.	2.1%
Tech Data Corp.	1.8%
IBERIABANK Corp.	1.7%
Link REIT	1.6%
First Quantum Minerals Ltd.	1.5%
Taubman Centers, Inc.	1.4%
Tallgrass Energy LP	1.3%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments.

Portfolio Composition *

The FTSE EPRA/NAREIT Developed Net Index Series is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide long-term capital appreciation as its primary objective, with a secondary objective of providing income for its shareholders.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Month:	One Year:	Five Year:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20*	9/29/14 – 2/29/20*
Class A
With Sales Charge	-4.90%	-3.54%	-0.44%	-0.02%
Without Sales Charge	0.87%	2.30%	0.74%	1.08%

Class C
With Sales Charge	-0.58%	0.47%	-0.02%	0.33%
Without Sales Charge	0.41%	1.46%	-0.02%	0.33%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, is 4.93% and 5.68% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The principal investment strategies that will be employed by the Portfolio include the following: (i) Equity Strategies- the Portfolio will seek equity exposure using a combination of investment strategies that may include long-only strategies and long/short equity strategies; (ii) Merger Arbitrage Strategies- the Portfolio’s merger arbitrage strategy is to invest in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations; (iii) Real Estate-Related Strategies- the Portfolio’s real-estate related strategy is to invest, either directly or through other investment companies, in publicly traded real estate investment trusts (“REITs”), including REIT preferred stock, and securities of other publicly traded real estate and real estate-related companies; (iv) Master Limited Partnership (MLP) Strategies- the Portfolio will invest up to 25% of its assets in publicly traded MLP investments and exchange-traded notes (ETNs) that track MLPs; and (v) Risk-Adjusted Long/Short Debt Strategy- the risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the strategy will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). The Portfolio may invest in companies of any size (from micro-cap to large-cap) in each of its investment strategies. While the Portfolio may generally invest in foreign securities without limitation, the Portfolio will limit its investments in emerging markets securities to 25% of the Portfolio’s assets.

PORTFOLIO ADVISOR COMMENTARY

The US economy ended 2019 in good shape. Consumer spending was strong, corporate earnings were excellent, and the unemployment rate was low. US mortgage delinquencies declined as new home sales rose, boosting the returns of the Residential Mortgage Backed Securities market. Recently, growing concerns of a more pronounced and prolonged drawdown on global economic activity have led to a significant repricing of financial markets. The breadth and depth of this pull back is uncertain and continues to be analyzed. We have seen significant signs of growth slowing amid the global COVID-19 pandemic, and we are currently forecasting a recession in 2020. The Federal Reserve lowered their target rate in the past six months, providing stimulus to the US economy given the global pandemic. We believe global yields will remain low until more is understood about the virus’ infection and mortality rates and the range of potential economic outcomes narrows. Overall, rates dropped, with the 10-Year US Treasury Yield moving from 1.50% to 1.15%. The global real estate sector underperformed most asset classes. Commodities continued to deteriorate. Additionally, the MLP sector was hit hard in the first quarter of 2019 as crude oil price plunged.

In the first half of 2020, we expect global growth to slow and the US to ultimately enter a recession (which we believe could be short) due to the global pandemic. We continue to monitor the MLP sector given its active relative valuations. We maintain our merger arbitrage position in an attempt to offset our interest rate sensitive income-oriented investments.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio, Class S	5.5%
Allergan PLC	2.9%
Tiffany & Co.	2.5%
LogMeIn, Inc.	2.1%
Tech Data Corp.	1.8%
IBERIABANK Corp.	1.7%
Link REIT	1.6%
First Quantum Minerals Ltd.	1.5%
Taubman Centers, Inc.	1.4%
Tallgrass Energy LP	1.3%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments and short-sales.

Portfolio Composition*

The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide capital appreciation as its primary objective.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months :	One Year:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	7/31/15 – 2/29/20*
Class A
With Sales Charge	-6.11%	-2.22%	2.22%
Without Sales Charge	-0.35%	3.74%	3.55%

Class C
With Sales Charge	-1.72%	1.86%	2.79%
Without Sales Charge	-0.74%	2.86%	2.79%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, is 2.31% and 3.05% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the S&P 500® Index and to enhance these returns through the use of leverage. The Portfolio will achieve exposure to S&P 500® Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks. The Portfolio’s Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices. The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio intends to borrow money to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the S&P 500® Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% its assets. The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk, the time to expiration of options, the rate that options lose value as they near maturity, the risk of gain or loss resulting from changes in volatility, and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

PORTFOLIO ADVISOR COMMENTARY

The reporting period represented the final blow-out phase of the 2019 equity market bull run and the entering of the fear phase of the Covid-19 induced global bear market. While 2019 had been characterized by steady progress and well managed volatility in the face of trade uncertainty, the equity market accelerated during the initial phase of the pandemic. The James Alpha Managed Risk Domestic Equity Portfolio began to lag a bit in the lower-volatility, high-octane equity rally during the fourth quarter of 2019, as might be expected. As 2020 began, equities looked set to continue that same theme until concerns about the virus emanated from China. While the market peaked in mid-February, there was a significant decline from that date into the ending of the reporting period. Though the portfolio’s hedge position was a detractor to overall performance during the period, this last stage of the reporting period showed the value of the managed risk approach, as the portfolio’s hedge drove significant relative outperformance during the market rout.

Looking ahead there is no doubt that concerns over the virus’ spread have impacted the markets on both an economic uncertainty and a volatility basis. High volatility levels attained during the last days of the reporting period are a harbinger of the market’s remaining potential pain. The portfolio is structured in an attempt to manage against both underlying declines and volatility spikes. We continue to see value in our structured approach when combined with active management. While this crisis is unusual in its genesis and economic consequences, the team has managed across numerous and varied volatility environments and feels confident in our stance. There will likely be fits and starts to the market’s recovery process. As always, we do not depend on market timing or all-clear signs from the markets, authorities, or economic indicators. We believe a disciplined managed-risk approach is well suited to these uncertainties and could provide significant value to investors as the full market cycle is realized.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
SPDR S&P 500 ETF Trust	88.4%

*	Based on total net assets as of February 29, 2020.

**	Based on total investments as of February 29, 2020.

Excludes short-term investments and written options.

Portfolio Composition**

The S&P 500™ Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide capital appreciation as its primary objective.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	7/31/15 – 2/29/20*
Class A
With Sales Charge	-7.55%	-8.99%	-1.02%
Without Sales Charge	-1.91%	-3.42%	0.27%

Class C
With Sales Charge	-3.30%	-5.16%	-0.46%
Without Sales Charge	-2.33%	-4.20%	-0.46%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, is 3.52% and 4.26% for the A and C Classes, respectively..

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the MSCI Emerging Markets Index and to enhance these returns through the use of leverage. The Portfolio will achieve exposure to MSCI Emerging Markets Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks. The Portfolio’s Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices. The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio intends to borrow money from banks to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the MSCI Emerging Markets Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% its assets. The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk, the time to expiration of options, the rate that options lose value as they near maturity, the risk of gain or loss resulting from changes in volatility, and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

PORTFOLIO ADVISOR COMMENTARY

The reporting period represented the final blow-out phase of the 2019 equity market bull run and the entering of the fear phase of the Covid-19 induced global bear market. While 2019 had been characterized by steady progress and well managed volatility in the face of trade uncertainty, the equity market accelerated during the initial phase of the pandemic. The James Alpha Managed Risk Emerging Markets Equity Portfolio began to lag a bit in the lower-volatility, high-octane equity rally during the fourth quarter of 2019, as might be expected. As 2020 began, equities looked set to continue that same theme until concerns about the virus emanated from China. While the market peaked in mid-February, there was a significant decline from that date into the ending of the reporting period. Though the portfolio’s hedge position was a detractor to overall performance during the period, this last stage of the reporting period showed the value of the managed risk approach, as the portfolio’s hedge drove significant relative outperformance during the market rout.

Looking ahead there is no doubt that concerns over the virus’ spread have impacted the markets on both an economic uncertainty and a volatility basis. High volatility levels attained during the last days of the reporting period are a harbinger of the market’s remaining potential pain. The portfolio is structured in an attempt to manage against both underlying declines and volatility spikes. We continue to see value in our structured approach when combined with active management. While this crisis is unusual

INVESTMENT REVIEW

in its genesis and economic consequences, the team has managed across numerous and varied volatility environments and feels confident in our stance. There will likely be fits and starts to the market’s recovery process. As always, we do not depend on market timing or all-clear signs from the markets, authorities, or economic indicators. We believe a disciplined managed-risk approach is well suited to these uncertainties and could provide significant value to investors as the full market cycle is realized.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
iShares MSCI Emerging Markets ETF	67.6%

*	Based on total net assets as of February 29, 2020.

**	Based on total investments as of February 29, 2020.

Excludes short-term investments and written options.

Portfolio Composition**

The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 830 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide high current income as its primary objective.

Total Aggregate Return for the Period Ended February 29, 2020
	Six Months:	One Year:	Five Year:	Inception:
	9/1/19 – 2/29/20	3/1/19 – 2/29/20	3/1/15 – 2/29/20	12/31/14 – 2/29/20*
Class A
With Sales Charge	-4.12%	-2.75%	2.00%	1.84%
Without Sales Charge	1.73%	3.15%	3.20%	2.82%

Class C
With Sales Charge	0.55%	1.68%	2.58%	2.20%
Without Sales Charge	1.55%	2.67%	2.58%	2.20%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 27, 2019, is 3.35% and 4.06% for the A and C Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio will seek to achieve its investment objectives by investing, under normal market conditions, primarily all of its assets in fixed income and fixed income-related securities, using a combination of long-short, long-only and hedging strategies. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and foreign fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase. It is expected that the Portfolio will keep its average duration equal to or below three years. Hedging strategies are used by the Portfolio in an attempt to mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for currency and interest rate hedging purposes. The Portfolio will invest its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The principal investment strategies that may be employed by the Portfolio include the following: (i) Senior Loan Floating Rate Strategy- the senior loan floating rate strategy concentrates on investment opportunities in senior-secured and second-lien loans and bonds; (ii) Short Duration High Yield Strategy- the short duration high yield strategy seeks to generate uncorrelated returns through stable income and reduced volatility; (iii) Relative Value Long/Short Debt Strategy- the relative value long/short debt strategy seeks to take advantage of perceived discrepancies in the market prices of certain fixed income securities, as well as certain convertible bond, closed-end fund, and derivative securities. Proprietary research tools include credit spread analysis; and (iv) Risk-Adjusted Long/Short Debt Strategy- the risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the strategy will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). One or more of the above strategies may be achieved through investments in ETFs and other registered investment companies instead of direct investments. The Manager’s investment process is based on a consultative four step approach: 1) Asset Allocation – Defining objectives and constraints, determining asset classes, and determining strategic weightings based on objectives and constraints; 2) Manager Research – Sourcing and vetting investment managers; 3) Risk Management – Identifying, characterizing, and assessing portfolio risks, and suggesting ways to reduce risk; and 4) Portfolio Construction – Constructing the portfolio by incorporating input from all three of the above.

PORTFOLIO ADVISOR COMMENTARY

The US economy ended 2019 in good shape. Consumer spending was strong, corporate earnings were excellent, and the unemployment rate was low. US mortgage delinquencies declined as new home sales rose, boosting the returns of the Residential Mortgage Backed Securities market. Recently, growing concerns of a more pronounced and prolonged drawdown on global economic activity have led to a significant repricing of financial markets. The breadth and depth of this pull back is uncertain and

INVESTMENT REVIEW (Continued)

continues to be analyzed. We have seen significant signs of growth slowing amid the global COVID-19 pandemic, and we are currently forecasting a recession in 2020. The Federal Reserve lowered their target rate in the past six months, providing stimulus to the US economy given the global pandemic. We believe global yields will remain low until more is understood about the virus’ infection and mortality rates and the range of potential economic outcomes narrows.

We view housing aggregate demand to exceed aggregate supply for the long-term horizon and on average, home price appreciation rates will continue to outpace inflation in most regions, which could support the US securitized credit market. US corporate speculative grade default rate is forecasted to remain below the long-term average, but issuer selection will likely become more important due to elevated market volatility. We maintain our positions with short duration and hedging in place while we look for opportunities to capitalize on investment in sectors and securities trading under the cloud of indiscriminate risk aversion.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit	8.2%
ProShares UltraShort Russell2000	2.5%
MagnaChip Semiconductor Corp., 6.625%, 7/15/21	1.5%
Aldesa Financial Services, 7.25%, 04/01/2021	1.4%
VanEck Vectors Emerging Markets High Yield Bond ETF	1.4%
HC2 Holdings Inc., 11.50%, 12/01/2021	1.3%
GOEASY LTD., 5.375%, 12/01/2024	1.1%
Constellium NV, 5.75%, 05/15/2024	1.1%
Synchrony Financial	1.1%
American Equity Investment	1.0%

*	Based on total net assets as of February 29, 2020.

Excludes short-term investments and futures.

Portfolio Composition*

The Barclays U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 95.8%
	AGRICULTURE - 2.5%
8,093	Altria Group, Inc.	$326,715

	APPAREL - 3.6%
19,769	Gildan Activewear, Inc.	478,805

	BANKS - 7.4%
4,941	Northern Trust Corp.	433,622
2,607	SVB Financial Group *	542,673
		976,295
	CHEMICALS - 4.0%
9,387	WR Grace & Co.	530,929

	DISTRIBUTION/WHOLESALE - 4.3%
19,297	LKQ Corp. *	570,805

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
13,200	Charles Schwab Corp.	537,900

	ELECTRIC - 5.3%
21,035	NRG Energy, Inc.	698,572

	ENGINEERING & CONSTRUCTION - 3.4%
10,203	AECOM *	458,523

	HEALTHCARE-SERVICES - 8.4%
2,656	Charles River Laboratories International, Inc. *	413,194
6,630	Quest Diagnostics, Inc.	703,178
		1,116,372
	HOME FURNISHINGS - 4.5%
9,512	Sony Corp. - ADR	591,646

	INTERNET - 3.8%
9,113	58.com, Inc. - ADR*	502,764

	LEISURE TIME - 4.1%
14,655	Norwegian Cruise Line Holdings Ltd. *	546,045

	MEDIA - 9.3%
16,965	Comcast Corp.	685,895
13,899	Liberty Media Corp.-Liberty Formula One *	542,895
		1,228,790
	PACKAGING & CONTAINERS - 5.3%
10,058	Crown Holdings, Inc. *	709,089

	PHARMACEUTICALS - 7.2%
19,467	Bausch Health Cos., Inc. *	430,805
10,325	Perrigo Co. PLC	523,374
		954,179

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 95.8% (Continued)
	RETAIL - 7.1%
4,872	CarMax, Inc. *	$425,374
5,034	Target Corp.	518,502
		943,876
	SEMICONDUCTORS - 7.4%
4,555	NXP Semiconductors NV	517,858
4,640	Qorvo, Inc. *	466,691
		984,549
	TEXTILES - 4.2%
4,570	Mohawk Industries, Inc. *	553,656

	TOTAL COMMON STOCK (Cost - $12,724,200)	12,709,510

	SHORT-TERM INVESTMENT - 4.3%
573,891	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $573,891)	573,891

	TOTAL INVESTMENTS - 100.1% (Cost - $13,298,091)	$13,283,401

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(7,492)

	NET ASSETS - 100.0%	$13,275,909

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

ADR - American Depository Receipt

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 98.6%
	ADVERTISING - 1.4%
1,270	Trade Desk, Inc.*	$364,808

	AEROSPACE/DEFENSE - 2.5%
2,530	L3Harris Technologies, Inc.	500,257
500	Northrop Grumman Corp.	164,420
		664,677
	APPAREL - 1.7%
13,200	Skechers U.S.A., Inc.*	436,656

	BEVERAGES - 1.2%
5,900	Coca-Cola, Co.	315,591
	BIOTECHNOLOGY - 2.8%
730	Amgen, Inc.	145,803
1,930	Biogen, Inc.*	595,193
		740,996
	COMMERCIAL SERVICES - 6.7%
3,200	Booz Allen Hamilton Holding Corp.	228,160
6,370	PayPal Holdings, Inc.*	687,896
900	S&P Global, Inc.	239,319
6,860	TransUnion	609,991
		1,765,366
	COMPUTERS - 11.0%
8,550	Apple, Inc.	2,337,228
5,780	Fortinet, Inc.*	589,907
		2,927,135
	COSMETICS/PERSONAL CARE - 2.2%
5,100	Procter & Gamble, Co.	577,473

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
4,700	Charles Schwab Corp.	191,525
7,450	E*TRADE Financial Corp.	341,061
1,680	Mastercard, Inc.	487,620
800	Visa, Inc.	145,408
		1,165,614
	ELECTRONICS - 5.4%
8,850	Jabil, Inc.	283,643
4,580	Keysight Technologies, Inc.*	434,001
4,300	National Instruments Corp.	173,204
1,500	Roper Technologies, Inc.	527,550
		1,418,398
	HEALTHCARE-PRODUCTS - 1.1%
1,860	STERIS PLC	295,033

	HEALTHCARE-SERVICES - 1.6%
1,660	UnitedHealth Group, Inc.	423,234

	HOMEBUILDERS - 2.3%
170	NVR, Inc.*	623,421

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 98.6% (Continued)
	INSURANCE - 1.3%
200	Alleghany Corp.	$134,450
5,400	Arch Capital Group Ltd.*	218,322
		352,772
	INTERNET - 14.8%
498	Alphabet, Inc. - Cl. A*	666,946
492	Alphabet, Inc. - Cl. C*	658,950
670	Amazon.com,. Inc.*	1,262,113
4,290	CDW Corp.	490,004
4,423	Facebook, Inc.*	851,295
		3,929,308
	MACHINERY-DIVERSIFIED - 1.3%
1,900	Rockwell Automation, Inc.	348,650

	MEDIA - 2.5%
1,340	Charter Communications, Inc.*	660,848

	OFFICE/BUSINESS EQUIPMENT - 1.6%
2,000	Zebra Technologies Corp.*	421,940

	PHARMACEUTICALS - 9.5%
3,310	AbbVie, Inc.	283,700
5,390	Bristol-Myers Squibb Co.	318,333
5,010	Eli Lilly & Co.	631,911
3,300	Jazz Pharmaceuticals PLC*	378,114
6,300	Merck & Co., Inc.	482,328
4,430	PRA Health Sciences, Inc.*	417,306
		2,511,692
	REAL ESTATE INVESTMENT TRUSTS - 1.9%
1,130	American Tower Corp.	256,284
550	Public Storage	115,016
980	Simon Property Group, Inc.	120,618
		491,918
	RETAIL - 4.9%
5,600	Best Buy Co., Inc.	423,640
1,940	Burlington Stores,. Inc.*	419,544
4,400	Target Corp.	453,200
		1,296,384
	SEMICONDUCTORS- 3.1%
580	Broadcom, Inc.	158,120
1,550	NVIDIA Corp.	418,608
2,220	Texas Instruments, Inc.	253,391
		830,119
	SHIPBUILDING - 1.6%
2,050	Huntington Ingalls Industries, Inc.	421,336

	SOFTWARE - 11.8%
8,200	Cadence Design Systems, Inc.*	542,348
900	Jack Henry & Associates, Inc.	136,566
14,283	Microsoft Corp.	2,313,989
2,890	Oracle Corp.	142,939
		3,135,842

	TOTAL COMMON STOCK (Cost - $24,087,909)	26,119,211

	SHORT-TERM INVESTMENT - 0.4%
116,018	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $116,018)	116,018

	TOTAL INVESTMENTS - 99.0% (Cost - $24,203,927)	$26,235,229

	OTHER ASSETS LESS LIABILITIES - 1.0%	258,067

	NET ASSETS - 100.0%	$26,493,296

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

PLC - Public Limited Company

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 98.1%
	BANKS - 4.9%
4,675	Bank of NT Butterfield & Son Ltd.	$129,404
3,475	PacWest Bancorp.	109,949
6,875	TCF Financial Corp.	250,525
		489,878
	BEVERAGES - 2.0%
1,140	Constellation Brands, Inc.	196,513

	CHEMICALS - 3.2%
1,800	FMC Corp.	167,580
2,100	LyondellBasell Industries NV	150,066
		317,646
	COMMERCIAL SERVICES - 9.2%
1,775	Booz Allen Hamilton Holding Corp.	126,557
2,200	Brink’s Co.	172,238
1,255	Global Payments, Inc.	230,882
1,150	Grand Canyon Education, Inc.*	92,782
8,125	Laureate Education, Inc.*	151,937
3,925	ServiceMaster Global Holdings, Inc.*	140,397
		914,793
	COMPUTERS - 5.1%
1,030	CACI International, Inc.*	252,371
1,225	Check Point Software Technologies Ltd.*	127,155
2,125	MAXIMUS, Inc.	133,917
		513,443
	DISTRIBUTION/WHOLESALE - 0.5%
235	Pool Corp.	49,576

	DIVERSIFIED FINANCIAL SERVICES - 5.1%
540	Alliance Data Systems Corp.	46,375
2,775	Ares Management Corp.	95,987
1,875	Nasdaq, Inc.	192,281
1,225	Raymond James Financial, Inc.	102,447
2,525	Synchrony Financial	73,477
		510,567
	ELECTRIC - 14.0%
2,650	Ameren Corp.	209,350
5,450	Atlantica Yield PLC	157,559
3,325	CMS Energy Corp.	200,896
3,775	Evergy, Inc.	246,696
2,275	Eversource Energy	196,696
10,625	Vistra Energy, Corp.	204,319
1,950	WEC Energy Group, Inc.	180,043
		1,395,559
	ELECTRICAL COMPONENTS & EQUIPMENTS - 1.6%
1,800	AMETEK, Inc.	154,800

	ELECTRONICS - 6.2%
1,325	Agilent Technologies, Inc.	102,118
825	Allegion PLC	94,867
775	Hubbell, Inc.	103,261
2,025	Keysight Technologies, Inc.*	191,889
5,075	nVent Electric PLC	121,851
		613,986
	ENGINEERING & CONSTRUCTION - 1.7%
9,875	WillScot Corp.*	173,207

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 98.1% (Continued)
	FOOD SERVICE - 1.2%
3,550	Aramark	$123,327

	HEALTHCARE-PRODUCTS - 3.1%
400	Cooper Cos., Inc.	129,828
2,700	Hologic, Inc.*	127,224
350	West Pharmaceutical Services, Inc.	52,696
		309,748
	HEALTHCARE-SERVICES - 3.2%
2,375	Centene Corp.*	125,923
1,355	IQVIA Holdings, Inc.*	189,009
		314,932
	HOUSEHOLD PRODUCTS/WARES - 0.9%
800	Avery Dennison Corp.	91,592

	INSURANCE - 7.8%
1,825	Allstate Corp.	192,081
1,325	Arthur J Gallagher & Co.	129,174
2,850	Athene Holding Ltd.*	117,563
1,650	Essent Group Ltd.	72,006
6,100	MGIC Investment Corp.	73,383
3,475	Radian Group, Inc.	73,809
975	Reinsurance Group of America, Inc.	118,979
		776,995
	INTERNET - 0.6%
525	CDW Corp.	59,966

	MACHINERY-CONSTRUCTION & MINING - 1.0%
1,350	Oshkosh Corp.	97,403

	MEDIA - 3.2%
2,800	Nexstar Media Group, Inc.	321,944

	METAL FABRICATE/HARDWARE - 1.4%
3,150	Timken Co.	141,246

	MINING - 1.3%
10,650	Constellium SE*	132,060

	MISCELLANEOUS MANUFACTURING - 0.7%
700	AptarGroup, Inc.	70,749

	OIL & GAS - 3.1%
1,425	Pioneer Natural Resources Co.	174,962
14,675	WPX Energy, Inc.*	136,918
		311,880

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 98.1% (Continued)
	OIL & GAS SERVICES - 0.7%
4,675	Baker Hughes Co.	$75,221

	PACKAGING & CONTAINERS - 1.8%
2,600	Crown Holdings, Inc.*	183,300

	REAL ESTATE INVESTMENT TRUSTS - 3.0%
3,275	CyrusOne, Inc.	198,400
6,300	New Residential Investment Corp.	98,028
		296,428
	RETAIL - 1.0%
675	Dollar General Corp.	101,453

	SEMICONDUCTORS - 2.6%
1,000	Analog Devices, Inc.	109,050
2,800	Entegris, Inc.	149,296
		258,346
	SOFTWARE - 8.0%
775	Electronic Arts, Inc.*	78,562
1,700	Fidelity National Information Services, Inc.	237,524
2,125	Fiserv, Inc.*	232,390
275	RingCentral, Inc.*	64,831
10,250	SolarWinds Corp.*	186,755
		800,062

	TOTAL COMMON STOCK (Cost - $7,937,103)	9,796,620

	SHORT-TERM INVESTMENTS - 2.6%
258,570	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $258,570)	258,570

	TOTAL INVESTMENTS - 100.7% (Cost - $8,195,673)	$10,055,190

	LIABILITIES LESS OTHER ASSETS - (0.7)%	(69,078)

	NET ASSETS - 100.0%	$9,986,112

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

PLC - Public Limited Company

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 96.3%
	AGRICULTURE - 0.7%
1,455	Darling Ingredients, Inc.*	$37,394

	APPAREL - 0.6%
1,207	Crocs, Inc.*	31,587

	AUTO PARTS & EQUIPMENT - 2.4%
4,508	American Axle & Manufacturing Holdings, Inc.*	28,536
1,029	Gentherm, Inc.*	41,963
2,698	Meritor, Inc.*	61,218
		131,717
	BANKS - 5.8%
1,136	1st Source Corp.	47,769
994	BancFirst Corp.	50,992
923	City Holding Co.	64,536
2,591	First of Long Island Corp.	53,660
852	Hancock Whitney Corp.	28,542
1,668	Hilltop Holdings, Inc.	34,744
923	ServisFirst Bancshares, Inc.	31,890
		312,133
	BIOTECHNOLOGY - 2.7%
3,798	Fate Therapeutics, Inc.*+	110,902
781	FibroGen, Inc.*	32,646
		143,548
	BUILDING MATERIALS - 2.3%
1,171	Boise Cascade Co.	41,547
781	Patrick Industries, Inc.	41,260
497	Simpson Manufacturing Co., Inc.	39,477
		122,284
	COMMERCIAL SERVICES - 3.9%
1,278	Chegg, Inc.*+	50,110
745	CRA International, Inc.	34,650
1,491	Deluxe Corp.	49,650
461	FTI Consulting, Inc.*	51,904
390	Huron Consulting Group, Inc.*	23,143
		209,457
	COMPUTERS - 3.9%
213	CACI International, Inc.*	52,189
1,065	Cubic Corp.	57,979
568	Qualys, Inc.*+	45,542
674	Science Applications International Corp.	54,008
		209,718
	DISTRIBUTION/WHOLESALE - 0.3%
745	G-III Apparel Group Ltd.*+	16,658

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 96.3% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 5.8%
2,130	Artisan Partners Asset Management, Inc.	$60,875
6,141	Ellington Financial, Inc.	101,511
106	Hamilton Lane, Inc.	6,587
5,821	Mr Cooper Group, Inc.*	74,683
2,059	PennyMac Financial Services, Inc.	72,600
		316,256
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
958	Generac Holdings, Inc.*+	98,664

	ELECTRONICS - 2.7%
710	Advanced Energy Industries, Inc.*	42,227
497	Plexus Corp.*	32,976
674	Woodward, Inc.	69,557
		144,760
	ENERGY - 2.7%
3,017	Enphase Energy, Inc.*+	147,742

	ENGINEERING & CONSTRUCTION - 4.2%
887	Comfort Systems USA, Inc.	37,449
710	EMCOR Group, Inc.	54,613
1,207	MasTec, Inc.*+	59,240
781	TopBuild Corp.*	78,881
		230,183
	ENTERTAINMENT - 0.6%
1,171	Liberty Media Corp.-Liberty Braves*	30,423

	FOOD - 1.9%
426	Sanderson Farms, Inc.	52,637
2,201	Simply Good Foods Co.*	48,554
		101,191
	GAS - 1.3%
852	ONE Gas, Inc.	69,983

	HEALTHCARE-PRODUCTS - 3.6%
2,165	CareDx, Inc.*+	50,466
390	Haemonetics Corp.*	42,249
355	Masimo Corp.*	57,982
887	Tactile Systems Technology, Inc.*+	44,714
		195,411
	HEALTHCARE-SERVICES - 4.5%
603	Addus HomeCare Corp.*	45,991
426	Amedisys, Inc.*	74,128
603	Molina Healthcare, Inc.*	73,898
2,201	Select Medical Holdings Corp.*	52,692
		246,709
	HOME BUILDERS - 3.0%
1,562	Forestar Group, Inc.*	27,944
816	Installed Building Products, Inc.*	53,897
852	KB Home	27,767
1,349	MDC Holdings, Inc.	53,070
		162,678
	HOUSEHOLD PRODUCTS/WARES - 1.0%
319	Helen of Troy Ltd.*	52,507

	INSURANCE - 3.3%
1,775	American Equity Investment Life Holding Co.	44,872
3,691	MGIC Investment Corp.	44,403
1,952	NMI Holdings, Inc.*	45,560
1,988	Radian Group, Inc.	42,225
		177,060

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 96.3% (Continued)
	INTERNET - 0.7%
7,986	Meet Group, Inc.*+	$40,729

	LEISURE TIME - 4.9%
3,549	Acushnet Holdings Corp.	90,322
5,431	Lindblad Expeditions Holdings, Inc.*	64,629
1,420	Malibu Boats, Inc.*	62,395
1,597	YETI Holdings, Inc.*+	48,309
		265,655
	MACHINERY-DIVERSIFIED - 5.6%
1,136	Albany International Corp.	72,784
461	Curtiss-Wright Corp.	55,292
745	DXP Enterprises, Inc.*	21,151
3,372	Ichor Holdings Ltd.*	97,518
674	SPX FLOW, Inc.*	24,790
426	Tennant Co.	30,476
		302,011
	MEDIA -0.6%
2,201	TEGNA, Inc.	31,518

	OFFICE FURNISHINGS - 0.5%
1,810	Steelcase, Inc.	29,358

	OIL & GAS - 2.3%
10,684	Berry Corp.	68,057
31,200	Denbury Resources, Inc.*+	23,475
355	Murphy USA, Inc.*	34,612
		126,144
	PHARMACEUTICALS - 2.0%
7,596	Jounce Therapeutics, Inc.*	34,334
781	PRA Health Sciences, Inc.*	73,570
		107,904
	REAL ESTATE INVESTEMENT TRUSTS- 5.7%
461	Innovative Industrial Properties, Inc.+	42,384
887	McGrath RentCorp.	61,602
639	NexPoint Residential Trust, Inc.	28,435
1,668	Office Properties Income Trust	48,589
994	RE/MAX Holdings, Inc.	28,975
1,810	Safehold, Inc.+	98,862
		308,847
	RETAIL - 3.0%
745	Boot Barn Holdings, Inc.*+	22,849
355	Group 1 Automotive, Inc.	30,257
14,127	Office Depot, Inc.	33,198
3,266	Signet Jewelers Ltd.+	76,163
		162,467

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 96.3% (Continued)
	SEMICONDUCTORS - 0.4%
1,171	Cohu, Inc.	$23,970

	SOFTWARE - 7.6%
674	Alteryx, Inc.*+	94,104
1,029	CommVault Systems, Inc.*	42,909
1,349	Five9, Inc.*	98,517
568	Omnicell, Inc.*	46,275
1,810	SailPoint Technologies Holding, Inc.*	45,829
1,633	SPS Commerce, Inc.*	85,896
		413,530
	TEXTILES - 1.2%
355	UniFirst Corp.	65,963

	TRANSPORTATION - 1.5%
6,531	SFL Corp Ltd.+	79,286

	TRUCKING & LEASING -1.3%
958	GATX Corp.	68,526

	TOTAL COMMON STOCK (Cost - $4,732,836)	5,213,971

	SHORT-TERM INVESTMENTS - 3.7%
198,758	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $198,758)	198,758

Principal
	COLLATERAL FOR SECURITIES LOANED - 3.6%
	REPURCHASE AGREEMENTS - 3.6%
$49,215	Deutsche Bank Securities, Inc., dated 02/28/20, due 03/02/20, 1.59%, total to be received $192,363	192,338
	(Collateralized by various US Government agency obligations, due 05/15/23-04/30/24, 1.750%-2.250% totaling $195,154)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $192,338)

	TOTAL INVESTMENTS - 103.6% (Cost - $5,123,932)	$5,605,067

	LIABILITIES LESS OTHER ASSETS - (3.6)%	(196,169)

	NET ASSETS - 100.0%	$5,408,898

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 99.3%
	ADVERTISING - 2.0%
12,700	Hakuhodo DY Holdings, Inc.	$146,761

	AEROSPACE / DEFENSE - 2.1%
15,600	Leonardo SpA	159,189

	APPAREL - 2.7%
360	Kering	201,994

	AUTO PARTS & EQUIPMENTS - 4.1%
152,000	Weichai Power Co. Ltd.	305,043

	BANKS - 12.4%
89,000	Barclays PLC +	169,923
43,000	China Merchants Bank Co. Ltd.	206,921
14,200	Credit Agricole SA	169,915
2,030	Macquarie Group Ltd.	178,638
14,600	Sberbank of Russia PJSC - ADR *	205,349
		930,746
	BEVERAGES - 5.6%
1,500	Carlsberg A/S	197,401
4,340	Coca-Cola European Partners PLC	221,166
		418,567
	COMPUTERS - 7.7%
297,000	Lenovo Group Ltd.	186,958
15,300	NTT Data Corp.	182,464
4,800	Otsuka Corp. *	207,321
		576,743
	ELECTRIC - 3.3%
29,400	Enel SpA *	245,530

	ENGINEERING & CONSTRUCTION - 4.0%
6,100	CIMIC Group Ltd.	95,065
4,010	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	208,841
		303,906
	ENTERTAINMENT - 2.6%
9,090	Aristocrat Leisure Ltd.	197,329

	HOME FURNISHINGS - 2.9%
3,500	Sony Corp.	215,758

	INSURANCE - 9.0%
3,400	Ageas	157,410
903	Allianz SE - ADR	195,739
9,410	Manulife Financial Corp. +	158,464
159,000	PICC Property & Casualty Co. Ltd.	168,181
		679,794

	INTERNET - 3.3%
6,520	JD.com, Inc. *	251,085

	MINING - 4.3%
7,500	Anglo American PLC	175,789
7,000	BHP Billiton Ltd.	150,583
		326,372
	OIL & GAS - 2.0%
4,850	BP PLC - ADR	151,757
13,000	Respol SA	146,172
		297,929

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 99.3% (Continued)
	PHARMACEUTICALS - 10.9%
1,700	Merck KGaA	205,833
730	Roche Holding AG	233,956
2,000	Sanofi	185,602
3,600	Shionogi & Co. Ltd.	193,779
		819,170
	REAL ESTATE - 2.6%
75,800	CapitaLand Ltd.	193,800

	RETAIL - 7.6%
10,500	Hennes & Mauritz AB	188,870
2,410	Next PLC	189,229
69,100	Wal-Mart de Mexico SAB de CV	193,410
		571,509
	SEMICONDUCTORS - 1.7%
3,830	Dialog Semiconductor PLC *	131,469

	TELECOMMUNICATIONS - 6.5%
30,800	Advanced Info Service PCL	197,664
18,900	Telefonaktiebolaget LM Ericsson	150,251
26,070	Turkcell Iletism Hizmetleri AS - ADR	142,342
		490,257

	TOTAL COMMON STOCK (Cost - $7,564,628)	7,462,951

	SHORT-TERM INVESTMENTS - 0.6%
43,368	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $43,368)	43,368

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.5%
	REPURCHASE AGREEMENTS - 2.5%
$187,733	Deutsche Bank Security, Inc.., dated 02/28/20, due 03/02/20, 1.61%, total to be received $191,520	187,733
	(Collateralized by various U.S Government Agency Obligations, 02/01/33 - 12/01/49, 2.500%-5.000%, totaling $99,333)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $187,733)	187,733

	TOTAL INVESTMENTS - 102.4% (Cost - $7,795,729)	$7,694,052

	OTHER ASSETS AND LIABILITIES - (2.4)%	(177,966)

	NET ASSETS - 100.0%	$7,516,086

*	Non-income producing security.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

+	All or a portion of the security is on loan.

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Country	Percent of Net Assets
China	14.9%
Great Britain	13.8%
Japana	12.6%
Australia	8.3%
France	7.4%
Germany	5.4%
Italy	5.4%
Mexico	5.4%
Sweden	4.5%
Switzerland	3.1%
Russia	2.7%
Denmark	2.6%
Singapore	2.6%
Thailand	2.6%
Belgium	2.1%
Canada	2.1%
Spain	1.9%
Turkey	1.9%
Other Assets in Excess of Liabilities	0.7%
Net Assets	100.0%

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 92.2%
	BIOTECHNOLOGY - 19.1%
3,035	Amgen, Inc.	$606,181
2,500	Biogen, Inc. *	770,975
8,970	Gilead Sciences, Inc.	622,159
1,122	Illumina, Inc. *	298,082
1,345	United Therapeutics Corp. *	138,481
		2,435,878
	ELECTRONICS - 4.4%
2,860	Waters Corp. *+	557,385

	HEALTHCARE-PRODUCTS - 13.5%
7,089	Alcon, Inc. *	434,556
5,820	Medtronic PLC	585,899
2,150	Stryker Crop.	409,769
2,180	Zimmer Biomet Holdings, Inc.	296,807
		1,727,031
	HEALTHCARE-SERVICES - 13.5%
1,740	Anthem, Inc.	447,337
3,830	Charles River Laboratories International, Inc. *	595,833
2,910	Quest Diagnostics, Inc.	308,635
1,450	UnitedHealth Group, Inc.	369,692
		1,721,497
	PHARMACEUTICALS - 48.7%
5,387	Bristol-Meyers Squibb Co.	318,156
5,387	Bristol-Meyers Squibb Company - CVR *	18,046
13,800	Cardinal Health, Inc.	719,256
3,314	Cigna Corp.	606,263
4,346	CVS Health Corp.	257,196
2,585	Eagle Pharmaceuticals, Inc. *	118,653
15,050	GlaxoSmithKline PLC - ADR +	609,977
1,455	Johnson & Johnson	195,668
4,171	McKesson Corp.	583,356
6,470	Merck & Co., Inc.	495,343
5,795	Novartis AG - ADR	486,548
11,130	Novo Nordisk A/S - ADR	646,987
14,405	Pfizer, Inc.	481,415
14,808	Sanofi - ADR	684,870
		6,221,734

	TOTAL COMMON STOCK (Cost - $10,530,633)	12,663,525

	SHORT-TERM INVESTMENTS - 0.7%
87,081	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $87,081)	87,081

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited) (Continued)
February 29, 2020

TOTAL INVESTMENTS - 99.9% (Cost - $10,617,714)	$12,750,606

OTHER ASSETS AND LIABILITIES - 0.1%	12,737

NET ASSETS - 100.0%	$12,763,343

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

ADR - American Depository Receipt.

PLC - Public Limited Company

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 100.1%
	COMMERCIAL SERVICES - 4.6%
8,412	Global Payments, Inc.	$1,547,556
8,010	PayPal Holdings, Inc. *	865,000
		2,412,556
	COMPUTERS - 23.8%
6,020	Accenture PLC	1,087,152
27,620	Amdocs Ltd.	1,760,775
10,421	Apple, Inc.	2,848,685
14,770	Check Point Software Technologies Ltd. *	1,533,126
15,660	Cognizant Technology Solutions Corp.	954,164
46,245	HP, Inc.	961,433
8,535	International Business Machines Corp.	1,110,830
23,600	NetApp, Inc.	1,102,592
22,000	Seagate Technology PLC +	1,054,900
		12,413,657
	DIVERSIFIED FINANCIAL SERVICES - 5.6%
4,139	MasterCard, Inc.	1,201,345
9,502	Visa, Inc. +	1,727,084
		2,928,429
	INTERNET - 26.3%
2,014	Alphabet, Inc. - Cl. A *	2,697,250
2,861	Alphabet, Inc. - Cl. C *	3,831,823
1,933	Amazon.com, Inc. *	3,321,051
38,100	eBay, Inc.	1,319,784
14,534	Facebook, Inc. *	2,579,868
		13,749,776
	SEMICONDUCTORS - 15.5%
39,600	Intel Corp.	2,198,592
9,895	KLA-Tencor Corp.	1,520,960
21,220	QUALCOMM, Inc.	1,661,526
9,300	Skyworks Solutions, Inc.	931,674
21,635	Xilinx, Inc.	1,806,306
		8,119,058
	SOFTWARE - 19.0%
6,000	Citrix Systems, Inc.	620,340
7,795	Jack Henry & Associates, Inc.	1,182,813
17,000	Microsoft Corp.	2,754,170
36,849	Oracle Corp.	1,822,552
7,120	salesforce.com, Inc. *	1,213,248
8,285	Synopsys, Inc. *	1,142,750
9,700	VMware, Inc. * +	1,169,044
		9,904,917
	TELECOMMUNICATIONS - 5.3%
49,210	Cisco Systems, Inc.	1,964,955
36,500	Juniper Networks, Inc.	774,530
		2,739,485

	TOTAL COMMON STOCK (Cost - $23,973,401)	52,267,878

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
February 29, 2020

TOTAL INVESTMENTS - 100.1% (Cost - $23,973,401)	$52,267,878

OTHER ASSETS AND LIABILITIES - (0.1)%	(31,928)

NET ASSETS - 100.0%	$52,235,950

*	Non-income producing securities.

+	All or a portion of the security is on loan.

PLC - Public Limited Company

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 97.3%
	BUILDING MATERIALS - 1.4%
489	Louisiana-Pacific Corp.	$13,912

	CHEMICALS - 16.0%
1,390	BASF SE - ADR	20,391
706	Dow, Inc.	28,529
645	Dupont De Nemours, Inc.	27,670
250	Eastman Chemical Co.	15,377
60	Linde PLC	11,461
380	LyondellBasell Industries NV	27,155
1,357	Mosaic Co.	23,110
110	Westlake Chemical Corp.	6,146
		159,839
	COAL - 0.5%
941	CONSOL Energy, Inc. *	5,354

	FOREST PRODUCTS & PAPER - 2.6%
720	International Paper Co.	26,611

	IRON/STEEL - 4.5%
210	Reliance Steel & Aluminum Co.	21,481
877	Steel Dynamics, Inc.	23,355
		44,836
	MINING - 6.8%
454	BHP Group Ltd. - ADR	19,663
554	Freeport McMoRan, Inc.	5,518
5,530	Kinross Gold Corp.	27,761
1,525	Teck Resources Ltd.	15,433
		68,375
	MISCELLANEOUS MANUFACTURING - 1.1%
581	Huntsman Corp.	11,004

	OIL & GAS - 54.2%
1,360	BP PLC - ADR	42,556
602	Chevron Corp.	56,191
440	China Petroleum & Chemical Corp. - ADR	22,678
320	CNOOC Ltd. - ADR	44,265
190	ConocoPhillips	9,200
110	Diamondback Energy, Inc.	6,820
1,510	Eni SpA - ADR	37,750
1,540	EQT Corp.	9,040
1,008	Exxon Mobil Corp.	51,851
560	HollyFrontier Corp.	18,861
482	Lukoil PJSC	41,616
682	Marathon Petroleum Corp.	32,341
1,088	Ovinitiv, Inc.	12,566
1,027	PBF Energy, Inc.	22,995
387	PetroChina Co. Ltd. - ADR *	15,116
2,783	Petroleo Brasileiro - ADR	33,674
850	Royal Dutch Shell PLC - ADR	37,850
1,096	TOTAL SA - ADR	47,281
		542,651

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 97.3% (Continued)
	OIL & GAS SERVICES - 0.9%
540	Baker Hughes, a GE Company	$8,689

	PACKAGING & CONTAINERS - 5.1%
2,204	Owens-Illinois, Inc.	23,803
820	WestRock Co.	27,265
		51,068
	PIPELINES - 5.1%
960	Enbridge, Inc.	35,933
2,191	Equitrans Midstream Corp.	15,468
		51,401

	TOTAL COMMON STOCK (Cost - $1,180,461)	983,740

	TOTAL INVESTMENTS - 98.2% (Cost - $1,180,461)	$983,740

	OTHER ASSETS AND LIABILITIES - 1.8%	17,907

	NET ASSETS - 100.0%	$1,001,647

*	Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 98.4%
	BANKS - 44.4%
1,871	Bank of America Corp.	$53,323
690	Bank of New York Mellon Corp.	27,531
850	Citigroup, Inc.	53,941
280	Citizens Financial Group, Inc.	8,873
1,800	First Horizon National Corp.	23,994
48	Goldman Sachs Group, Inc.	9,637
451	JPMorgan Chase & Co.	52,366
120	M&T Bank Corp.	16,846
670	Morgan Stanley	30,170
331	PNC Financial Services Group, Inc.	41,838
500	Popular, Inc.	23,990
410	Prosperity Bancshares, Inc.	26,486
50	Signature Bank	6,255
250	State Street Corp.	17,027
140	Truist Financial Corp.	6,460
1,008	US Bancorp	46,812
1,280	Wells Fargo & Co.	52,288
610	Western Alliance Bancorp.	28,084
		525,921
	COMMERCIAL SERVICES - 2.3%
25	Moody’s Corp.	6,001
80	S&P Global, Inc.	21,273
		27,274
	DIVERSIFIED FINANCIAL SERVICES - 15.7%
115	American Express Co.	12,642
225	Ameriprise Financial, Inc.	31,792
70	BlackRock, Inc.	32,411
70	Capital One Financial Corp.	6,178
500	Charles Schwab Corp.	20,375
50	CME Group, Inc.	9,941
163	Discover Financial Services	10,690
110	Intercontinental Exchange, Inc.	9,814
470	Stifel Financial Corp.	25,587
920	Synchrony Financial	26,772
		186,202
	INSURANCE - 30.7%
590	Aflac, Inc.	25,282
378	Allstate Corp.	39,784
129	American International Group, Inc.	5,439
50	Aon PLC	10,400
601	Berkshire Hathaway, Inc. *	124,009
59	Chubb Ltd.	8,557
520	Fidelity National Financial, Inc.	20,155
360	Hartford Financial Services Group, Inc.	20,556
390	Kemper Corp.	26,848
80	Marsh & McLennan Companies, Inc.	8,365
832	MetLife, Inc.	35,543
90	Progressive Corp.	6,584
150	RenaissanceRe Holdings Ltd.	25,560
120	Voya Financial, Inc.	6,317
		363,399

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 98.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 0.5%
340	AGNC Investment Corp.	$5,793

	SOFTWARE - 4.8%
190	MSCI, Inc.	56,134

	TOTAL COMMON STOCK (Cost - $884,884)	1,164,723

	SHORT-TERM INVESTMENTS - 1.9%
22,850	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $22,850)	22,850

	TOTAL INVESTMENTS - 100.3% (Cost - $907,734)	$1,187,573

	OTHER ASSETS AND LIABILITIES - (0.3)%	(3,364)

	NET ASSETS - 100.0%	$1,184,209

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 12.1%
	DEBT FUND - 12.1%
11,119	iShares Floating Rate Bond ETF	$566,513
	TOTAL EXCHANGE TRADED FUNDS (Cost - $566,513)	566,513

	MUTUAL FUNDS - 83.5%
	DEBT FUNDS - 83.5%
28,223	Vanguard Intermediate - Term Bond Index Fund	347,142
331,902	Vanguard Short-Term Bond Index Fund - Admiral Shares	3,564,626
	TOTAL MUTUAL FUNDS (Cost - $3,746,423)	3,911,768

	SHORT-TERM INVESTMENTS - 4.4%
206,367	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $206,367)	206,367

	TOTAL INVESTMENTS - 100.0% (Cost - $4,519,303)	$4,684,648

	OTHER ASSETS AND LIABILITIES - 0.0%	(2,304)

	NET ASSETS - 100.0%	$4,682,344

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUND - 6.0%
765	iShares Floating Rate Bond ETF	$38,977
	TOTAL EXCHANGE TRADED FUND (Cost - $38,977)

	OPEN END FUND - 90.7%
37,199	Vanguard Short-Term Tax-Exempt Fund - Admiral Shares	591,460
	TOTAL OPEN END FUND (Cost - $584,840)

	SHORT-TERM INVESTMENT - 2.9%
18,953	Dreyfus Tax Exempt Cash Management - Institutional Class, 0.97% ^ (Cost - $18,953)	18,953

	TOTAL INVESTMENTS - 99.6% (Cost - $642,770)	$649,390

	OTHER ASSETS LESS LIABILITIES - 0.4%	2,608

	NET ASSETS - 100.0%	$651,998

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 29, 2020

Principal		Value
	REPURCHASE AGREEMENT - 100.1%
$6,049,000	FICC Repurchase Agreement, 1.580%, due 03/02/2020 with a full maturity value of $6,049,796 Collateralized by $5,405,000 U.S. Treasury Note, 1.2500% due 03/02/2020, aggregate market value plus accrued interest $6,174,694) (Cost - $6,049,000)	$6,049,000

	TOTAL INVESTMENTS - 100.1% (Cost - $6,049,000)	$6,049,000

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(6,920)

	NET ASSETS - 100.0%	$6,042,080

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	OPEN ENDED FUNDS - 90.5%
376	Eaton Vance Global Macro Absolute Return Fund	$3,304
4,844	James Alpha Macro Portfolio - Class I +	42,097
1,791	James Alpha Multi-Strategy Alternative Income Portfolio - Class I +	16,158
1,415	Saratoga Energy & Basic Materials Portfolio, Class I * +	12,438
1,219	Saratoga Health & Biotechnology Portfolio, Class I +	26,166
7,709	Saratoga Large Capitalization Growth Portfolio, Class I +	168,131
5,950	Saratoga Mid Capitalization Portfolio, Class I +	68,245
1,074	Saratoga Technology & Communications Portfolio, Class I +	25,998
697	Vanguard Financials Index Fund	23,112
134	Vanguard Real Estate Index Fund	16,627
576	Vanguard Small-Cap Index Fund	40,889
4,178	Vanguard Total Bond Market Index Fund	47,753
1,308	Vanguard Total International Stock Index Fund	35,236
3,838	Vanguard Value Index Fund	157,772
	TOTAL OPEN ENDED FUNDS (Cost - $735,337)	683,926

	SHORT-TERM INVESTMENT - 9.3%
70,206	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $70,206)	70,206

	TOTAL INVESTMENTS - 99.8% (Cost - $805,543)	$754,132

	OTHER ASSETS LESS LIABILITIES - 0.2%	1,273

	NET ASSETS - 100.0%	$755,405

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

+	Affiliated investment.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	OPEN ENDED FUNDS - 74.0%
1,030	Eaton Vance Global Macro Absolute Return Fund	$9,056
10,742	James Alpha Macro Portfolio - Class I +	93,350
24,806	Saratoga Large Capitalization Growth Portfolio, Class I +	541,020
14,143	Saratoga Mid Capitalization Portfolio, Class I +	162,216
429	Vanguard Small-Cap Index Fund	30,473
40,278	Vanguard Total Bond Market Index Fund	460,381
787	Vanguard Total International Stock Index Fund	21,196
11,596	Vanguard Value Index Fund	476,725
	TOTAL OPEN ENDED FUNDS (Cost - $1,882,915)	1,794,417

	SHORT-TERM INVESTMENT - 31.7%
768,363	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $768,363)	768,363

	TOTAL INVESTMENTS - 105.7% (Cost - $2,651,278)	$2,562,780

	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%	(138,034)

	NET ASSETS - 100.0%	$2,424,746

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

+	Affiliated investment.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MODERATE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	OPEN ENDED FUNDS - 83.7%
1,702	Eaton Vance Global Macro Absolute Return Fund	$14,965
8,140	James Alpha Macro Portfolio - Class I +	70,735
1,975	James Alpha Multi-Strategy Alternative Income Portfolio - Class I +	17,819
1,658	Saratoga Energy & Basic Materials Portfolio, Class I * +	14,576
1,407	Saratoga Health & Biotechnology Portfolio, Class I +	30,192
12,737	Saratoga Large Capitalization Growth Portfolio, Class I +	277,800
13,199	Saratoga Mid Capitalization Portfolio, Class I +	151,394
1,030	Saratoga Technology & Communications Portfolio, Class I +	24,917
734	Vanguard Financials Index Fund	24,328
131	Vanguard Real Estate Index Fund	16,186
617	Vanguard Small-Cap Index Fund	43,839
18,355	Vanguard Total Bond Market Index Fund	209,796
1,165	Vanguard Total International Stock Index Fund	31,375
5,441	Vanguard Value Index Fund	223,687
	TOTAL OPEN ENDED FUNDS (Cost - $1,233,679)	1,151,609

	SHORT-TERM INVESTMENT - 16.3%
224,448	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $224,448)	224,448

	TOTAL INVESTMENTS - 100.0% (Cost - $1,458,127)	$1,376,057

	OTHER ASSETS LESS LIABILITIES - 0.0%	278

	NET ASSETS - 100.0%	$1,376,335

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

+	Affiliated investment.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	OPEN ENDED FUNDS - 91.4%
4,472	James Alpha Macro Portfolio - Class I +	$38,865
1,052	James Alpha Multi-Strategy Alternative Income Portfolio - Class I +	9,493
849	Saratoga Energy & Basic Materials Portfolio, Class I * +	7,465
791	Saratoga Health & Biotechnology Portfolio, Class I +	16,985
5,798	Saratoga Large Capitalization Growth Portfolio, Class I +	126,460
5,099	Saratoga Mid Capitalization Portfolio, Class I +	58,488
598	Saratoga Technology & Communications Portfolio, Class I +	14,468
387	Vanguard Financials Index Fund	12,828
68	Vanguard Real Estate Index Fund	8,373
396	Vanguard Small-Cap Index Fund	28,097
7,240	Vanguard Total Bond Market Index Fund	82,749
771	Vanguard Total International Stock Index Fund	20,778
2,533	Vanguard Value Index Fund	104,132
	TOTAL OPEN ENDED FUNDS (Cost - $563,998)	529,181

	SHORT-TERM INVESTMENT - 13.2%
76,384	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $76,384)	76,384

	TOTAL INVESTMENTS - 104.6% (Cost - $640,382)	$605,565

	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%	(26,483)

	NET ASSETS - 100.0%	$579,082

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

+	Affiliated investment.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	OPEN ENDED FUNDS - 81.4%
226	Eaton Vance Global Macro Absolute Return Fund	$1,985
8,652	James Alpha Macro Portfolio - Class I +	75,187
9,371	Saratoga Large Capitalization Growth Portfolio, Class I +	204,386
9,746	Saratoga Mid Capitalization Portfolio, Class I +	111,782
609	Vanguard Small-Cap Index Fund	43,278
13,983	Vanguard Total Bond Market Index Fund	159,822
877	Vanguard Total International Stock Index Fund	23,640
3,951	Vanguard Value Index Fund	162,441
	TOTAL OPEN ENDED FUNDS (Cost - $833,018)	782,521

	SHORT-TERM INVESTMENT - 18.5%
177,753	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $177,753)	177,753

	TOTAL INVESTMENTS - 99.9% (Cost - $1,010,771)	$960,274

	OTHER ASSETS LESS LIABILITIES - 0.1%	980

	NET ASSETS - 100.0%	$961,254

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

+	Affiliated investment.

See accompanying notes to financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 46.4%
	ALTERNATIVE FUND - 0.0% **
28	ProShares Short VIX Short-Term Futures ETF	$1,421

	COMMODITY FUNDS - 4.5%
258	Invesco DB Agriculture Fund	3,934
236	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,339
77	iShares Commodities Select Strategy ETF	2,151
5,182	iShares S&P GSCI Commodity Indexed Trust	69,232
799	iShares S&P/TSX Global Gold Index ETF	9,232
792	ProShares UltraShort Bloomberg Crude Oil	16,846
2,217	SPDR Gold Shares +	328,958
2,918	United States Natural Gas Fund LP	38,226
		471,918
	CURRENCY FUND - 0.6%
2,308	Invesco DB US Dollar Index Bullish Fund	61,231

	EQUITY FUNDS - 16.7%
2,123	AdvisorShares STAR Global Buy-Write ETF	67,791
4,935	CI First Asset Active Utility & Infrastructure ETF	45,256
5,649	Core Alternative ETF	154,246
964	ETFMG Alternative Harvest ETF	13,409
881	Global X S&P 500 Covered Call ETF	40,429
3,942	Invesco S&P 500 Equal Weight ETF	407,879
1,369	IQ Merger Arbitrage ETF	45,122
19	iShares Currency Hedged MSCI EAFE ETF	530
1,461	iShares Global Clean Energy ETF	18,350
4,099	iShares MSCI All Country Asia ex Japan ETF	280,126
330	iShares MSCI Brazil ETF	12,659
2,160	iShares MSCI EAFE ETF	134,438
1,362	iShares MSCI Emerging Markets ETF	55,188
107	iShares MSCI Frontier 100 ETF	2,939
1,657	iShares MSCI Japan ETF	87,755
49	iShares MSCI Mexico ETF	2,039
15,854	iShares S&P/TSX Capped Materials Index ETF	157,199
1,902	iShares STOXX Europe 600 Basic Resources UCITS ETF	78,660
2,466	SPDR EURO STOXX 50 ETF	88,702
664	Vanguard FTSE Emerging Markets ETF	26,905
954	WBI BullBear Rising Income 3000 ETF	24,832
		1,744,454
	FIXED INCOME FUNDS - 23.6%
4,350	Highland/iBoxx Senior Loan ETF	73,819
440	Invesco Senior Loan ETF	9,676
87	i Shares 7-10 Year Treasury Bond ETF	10,202
11,736	iShares Barclays USD Asia High Yield Bond Index ETF	122,876
407	iShares iBoxx High Yield Corporate Bond ETF	35,018
4,146	iShares JP Morgan USD Emerging Markets Bond ETF	473,142
1	iShares MBS ETF	110
915	SPDR Bloomberg Barclays Convertible Securities ETF	50,471
3,775	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	231,682
7	SPDR Bloomberg Barclays High Yield Bond ETF	749
12	SPDR Doubleline Total Return Tactical ETF	601
2,427	VanEck Vectors Emerging Markets High Yield Bond ETF	57,374
70	VanEck Vectors International High Yield Bond ETF	1,723
23,720	Vanguard Total International Bond ETF	1,375,523
927	WisdomTree Emerging Markets Local Debt Fund	31,601
		2,474,567
	MIXED ALLOCATION FUND - 1.0%
4,310	iShares Morningstar Multi-Asset Income ETF	106,285

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,954,364)	4,859,876

See accompanying notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Value
	EXCHANGE TRADED NOTES - 0.3%
	COMMODITY NOTES - 0.2%
1,309	iPath Bloomberg Coffee Subindex Total Return ETN	$12,972
304	iPath Bloomberg Grains Subindex Total Return ETN	6,147
		19,119
	SPECIALTY NOTE - 0.1%
559	iPath Series B S&P 500 VIX Short-Term Futures ETN	12,751

	TOTAL EXCHANGE TRADED NOTE (Cost - $27,695)	31,870

	MUTUAL FUNDS - 31.4%
	ALTERNATIVE FUNDS - 13.3%
74,329	Altegris Futures Evolution Strategy Fund, Class I	676,394
87,340	AQR Managed Futures Strategy Fund, Class I	710,947
		1,387,341
	FIXED INCOME FUND - 18.1%
181,416	James Alpha Structured Credit Value Portfolio, Class S #	1,890,359

	TOTAL MUTUAL FUNDS (Cost - $3,491,922)	3,277,700

	SHORT-TERM INVESTMENT - 6.5%
683,505	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $683,505)	683,505

	TOTAL INVESTMENTS - 84.6% (Cost - $9,157,486)	8,852,951

	OTHER ASSETS LESS LIABILITIES - 15.4%	1,608,477

	NET ASSETS - 100.0%	$10,461,428

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

#	Affiliated investments.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

ETF - Exhange Traded Fund

ETN - Exchange Traded Note

GSCI - Goldman Sachs Commodity Index

MBS - Mortgage Backed Security

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depository Receipt

UCITS - Undertakings for Collective Investments in Transferable Securities

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
3/25/2020	64,396	CHF	BNY Mellon	$65,636	USD	$66,638	$1,002
3/25/2020	79,883	GBP	BNY Mellon	103,509	USD	102,100	(1,409)
3/25/2020	772,591	MXN	BNY Mellon	41,340	USD	38,887	(2,453)
To Sell:
3/25/2020	(40,373)	AUD	BNY Mellon	(26,949)	USD	(26,045)	904
3/25/2020	(52,211)	CAD	BNY Mellon	(39,384)	USD	(38,896)	488
3/25/2020	(513,258)	EUR	BNY Mellon	(555,211)	USD	(564,582)	(9,371)
3/25/2020	(27,451,914)	JPY	BNY Mellon	(247,960)	USD	(254,820)	(6,860)
							$(17,699)

TOTAL RETURN SWAP - 3.7%	Unrealized Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 64,270, with a receivable rate of 1.88%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016. The maturity date of the swap is December 9, 2022. (Notional Value 6,369,640)	$251,883
$251,883

See accompanying notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
February 29, 2020

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*
							Percentage of
						Unrealized	Total Return
Number of			Notional Value at			Appreciation /	Swap Unrealized
Contracts	Open Long Future Contracts	Counterparty	February 29, 2020	Expiration		(Depreciation)	Gain
6	2 year Euro-Schatz Future	Deutsche Bank	$713,105	3/6/2020		$(245)	(0.10)%
1	2 year US Treasury Notes Future	Deutsche Bank	281,549	6/30/2020		3,050	1.21%
3	3 month Euro (EURIBOR)	Deutsche Bank	654,127	3/15/2021		1,528	0.61%
1	3 month Euro (EURIBOR)	Deutsche Bank	298,928	6/14/2021		255	0.10%
3	3 month Euro (EURIBOR)	Deutsche Bank	735,188	9/13/2021		94	0.04%
2	3 month Euro (EURIBOR)	Deutsche Bank	426,125	12/13/2021		300	0.12%
9	3 month Euro (EURIBOR)	Deutsche Bank	2,356,533	6/13/2022		1,171	0.46%
4	3 month Sterling	Deutsche Bank	472,657	9/16/2020		1,251	0.50%
11	3 month Sterling	Deutsche Bank	1,311,999	12/16/2020		3,975	1.58%
2	3 month Sterling	Deutsche Bank	220,580	3/17/2021		616	0.24%
2	3 month Sterling	Deutsche Bank	309,166	9/15/2021		429	0.17%
13	3 month Sterling	Deutsche Bank	1,672,759	12/15/2021		2,168	0.86%
3	3 month Sterling	Deutsche Bank	373,200	12/21/2022		559	0.22%
7	3 year Australian Treasury Bond Future	Deutsche Bank	857,387	3/16/2020		2,399	0.95%
3	10 year Canadian Govt Bond Future	Deutsche Bank	389,244	6/19/2020		3,703	1.47%
5	10 year Italian Bond Future	Deutsche Bank	792,904	3/6/2020		4,312	1.71%
6	10 year US Treasury Notes Future	Deutsche Bank	785,817	6/19/2020		11,768	4.67%
2	30 year US Treasury Bonds Future	Deutsche Bank	325,109	6/19/2020		9,574	3.80%
2	90 Day Bank Accepted Bill Future	Deutsche Bank	442,834	6/11/2020		(1,472)	(0.58)%
4	90 Day Bank Accepted Bill Future	Deutsche Bank	963,159	9/10/2020		(1,097)	(0.44)%
6	90 Day Bank Accepted Bill Future	Deutsche Bank	1,493,631	12/10/2020		2,921	1.16%
22	Brent Crude Monthly Future	Deutsche Bank	1,075,008	3/31/2020		(48,102)	(19.10)%
2	E-Mini Nasdaq-100	Deutsche Bank	284,579	3/20/2020		(44,643)	(17.72)%
3	E-Mini S&P 500	Deutsche Bank	417,852	3/20/2020		(45,455)	(18.05)%
5	Euro-BOBL Future	Deutsche Bank	643,413	3/6/2020		1,131	0.45%
3	Euro-BUND Future	Deutsche Bank	507,711	3/6/2020		9,386	3.73%
4	Eurodollar	Deutsche Bank	1,095,247	12/14/2020		5,397	2.14%
3	Eurodollar	Deutsche Bank	778,695	3/15/2021		12,503	4.96%
9	Eurodollar	Deutsche Bank	2,245,849	12/13/2021		7,447	2.96%
5	Eurodollar	Deutsche Bank	1,232,613	6/13/2022		2,377	0.94%
3	Eurodollar	Deutsche Bank	684,434	9/19/2022		58	0.02%
3	Eurodollar	Deutsche Bank	742,765	12/19/2022		3,115	1.24%
2	E uro-OAT Futures	Deutsche Bank	300,708	3/6/2020		4,611	1.83%
5	Gold	Deutsche Bank	834,405	4/28/2020		4,192	1.66%
12	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	527,321	3/20/2020		(38,640)	(15.34)%
18	Soybean Meal Future	Deutsche Bank	554,553	5/14/2020		6,205	2.46%
8	Soybeans Future	Deutsche Bank	339,866	5/14/2020		2,361	0.94%
5	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	1,135,843	12/14/2020		5,709	2.27%
						$(65,089)

							Percentage of
						Unrealized	Total Return
Number of			Notional Value at			Appreciation /	Swap Unrealized
Contracts	Open Short Future Contracts	Counterparty	February 29, 2020	Expiration		(Depreciation)	Gain
(4)	AUD/USD	Deutsche Bank	$(289,159)	3/16/2020		$14,812	5.88%
(13)	Brent Crude Monthly Future	Deutsche Bank	(621,280)	4/30/2020		31,661	12.57%
(7)	EUR/USD	Deutsche Bank	(912,359)	3/16/2020		5,684	2.26%
(6)	JPY/USD	Deutsche Bank	(641,013)	3/16/2020		(1,717)	(0.68)%
(13)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	(560,352)	4/21/2020		47,984	19.05%
(18)	Soybean Meal Future	Deutsche Bank	(559,804)	7/14/2020		(3,097)	(1.23)%
(10)	Soybeans Future	Deutsche Bank	(467,209)	7/14/2020		610	0.24%
						$95,937

	TOTAL FUTURES CONTRACTS					$30,848

PURCHASED CALL OPTION^*
			Notional Value at		Strike	Unrealized	% of Fund Net
	Description	Counterparty	February 29, 2020	Expiration	Price	Appreciation	Assets
	CHF/EUR	Deutsche Bank	$321,742	5/21/2020	1.11	3,834	1.52%
	TOTAL PURCHASED CALL OPTION					3,834

^	Option transactions are done by notional and not by contracts

See accompanying notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)(Continued)
February 29, 2020

James Alpha Index Swap Top 50 Holdings (Continued)

WRITTEN CALL OPTIONS*
						Percentage of
						Total Return
		Notional Value at		Strike	Unrealized	Swap Unrealized
Description	Counterparty	February 29, 2020	Expiration	Price	Appreciation	Gain
GBP/EUR	Deutsche Bank	(457,508)	8/21/2020	0.91	$(2,438)	(0.97)%
GBP/EUR	Deutsche Bank	(634,716)	11/5/2020	0.95	(2,079)	(0.83)%
GBP/EUR	Deutsche Bank	(496,489)	11/13/2020	0.95	(1,635)	(0.65)%
USD/EUR	Deutsche Bank	(965,226)	1/22/2021	1.23	(4,484)	(1.78)%
TOTAL WRITTEN CALL OPTIONS					(10,636)

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreivations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - U.S. Dollar

See accompanying notes to consolidated financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	COMMON STOCK - 100.1%
	ASIA PACIFIC - 28.0%
	AUSTRALIA - 2.5%
2,308,841	Charter Hall Long Wale REIT*	$8,323,524
3,036,824	NEXTDC Ltd.*	15,657,714
2,211,509	Viva Energy REIT	3,880,842
		27,862,080
	HONG KONG - 16.3%
6,901,224	CK Asset Holdings Ltd.	44,061,311
3,380,699	ESR Cayman Ltd.*#	8,217,036
3,974,762	Hang Lung Properties Ltd.	8,825,101
5,751,111	Hongkong Land Holdings Ltd.	28,237,955
9,253,021	Link REIT	86,398,570
568,737	Wharf Real Estate Investment Co. Ltd.	2,620,510
		178,360,483
	JAPAN - 8.3%
4,653	Daiwa House REIT Investment Corp.*	11,635,177
66,934	Japan Hotel REIT Investment Corp.	37,383,449
2,210,794	Mitsubishi Estate Co. Ltd.	37,728,817
47,976	Mitsui Fudosan Co. Ltd.	1,101,030
473,681	Tokyu Fudosan Holdings Corp.	2,992,304
		90,840,777
	SINGAPORE - 0.9%
6,899,839	Mapletree Commercial Trust	10,437,108

	TOTAL ASIA PACIFIC - (Cost - $348,705,681)	307,500,448

	EUROPE - 15.4%
	FRANCE - 4.2%
753,310	Accor SA	27,263,490
620,118	Klepierre SA	18,529,509
		45,792,999
	GERMANY - 4.0%
833,216	Deutsche Wohnen SE	33,844,694
383,782	Instone Real Estate Group AG*#	9,868,668
		43,713,362
	IRELAND - 1.8%
23,661,654	Glenveagh Properties PLC*#	19,687,256

	ITALY - 0.9%
981,321	COIMA RES SpA*#	9,562,113

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 100.1% (Continued)
	EUROPE - 15.4% (Continued)
	UNITED KINGDOM - 4.5%
3,234,243	McCarthy & Stone PLC#	$5,570,062
4,975,851	Empiric Student Property PLC	5,836,255
411,607	Great Portland Estates PLC	4,426,250
20,261,356	Tritax Big Box REIT PLC	33,852,907
		49,685,474

	TOTAL EUROPE (Cost - $196,001,158)	168,441,204

	NORTH AMERICA - 56.7%
	CANADA - 0.2%
6,984	Boardwalk Real Estate Investment Trust	236,936
149,783	WPT Industrial Real Estate Investment Trust	2,022,071
		2,259,007
	UNITED STATES - 56.5%
342,777	Marriott International, Inc.	42,504,348
379,968	CyrusOne, Inc.	23,018,461
23,721	Equinix, Inc.	13,587,389
1,586,672	Ellington Financial, Inc.	26,227,688
234,769	Hilton Worldwide Holdings, Inc.	22,819,547
1,689,955	Kennedy-Wilson Holdings, Inc.	34,153,991
979,675	Acadia Realty Trust	22,375,777
86,012	Alexandria Real Estate Equities, Inc.	13,063,503
76,035	American Tower Corp.	17,244,738
1,691,470	Americold Realty Trust	51,877,385
1,605,262	Brixmor Property Group, Inc.	29,231,821
1,946,536	CatchMark Timber Trust, Inc.	17,888,666
85,841	Chatham Lodging Trust	1,196,624
7,676,649	Colony Capital, Inc.	30,399,530
122,144	CoreSite Realty Corp.	12,669,997
599,310	CoreCivic, Inc.	8,875,781
686,363	Corporate Office Properties Trust	17,392,438
1,047,652	GEO Group, Inc.	15,337,625
484,634	Healthpeak Properties, Inc.	15,333,820
1,007,479	Independence Realty Trust, Inc.	13,359,172
1,437,962	Invitation Homes, Inc.	41,255,130
861,422	Jernigan Capital, Inc.	15,436,682
287,223	Kilroy Realty Corp.	20,878,240
556,121	MGM Growth Properties LLC	15,960,673
377,281	National Retail Properties, Inc.	19,184,739
437,583	New Senior Investment Group, Inc.	2,656,129
196,908	Physicians Realty Trust	3,713,685
291,590	Prologis, Inc.	24,575,205
866,752	STAG Industrial, Inc.	24,251,721
301,671	Welltower, Inc.	22,571,024
		619,041,529

	TOTAL NORTH AMERICA (Cost - $743,518,571)	621,300,536

	TOTAL COMMON STOCK (Cost - $1,288,255,410)	1,097,242,188

	SHORT-TERM INVESTMENTS - 0.1%
742,267	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $742,267)	742,267

	TOTAL INVESTMENTS - 100.2% (Cost - $1,288,967,677)	$1,097,984,455
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(2,637,472)
	NET ASSETS - 100.0%	$1,095,346,983

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At February 29, 2020, these securities amounted to $52,905,135 or 4.83% of net assets.

PLC - Public Liability Company

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
February 29, 2020

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS - 4.3%
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
$100,000	Park Aerospace Holdings Ltd. #	5.250%	8/15/2022	$106,481

	INVESTMENT COMPANIES - 0.8%
100,000	Icahn Enterprises Finance Corp.	6.250%	5/15/2026	102,698

	MINING - 1.5%
200,000	First Quantum Minerals Ltd. #	7.250%	4/1/2023	192,417

	PHARMACEUTICALS - 0.4%
50,000	Bausch Health Cos., Inc. #	7.250%	5/30/2029	55,093

	RETAIL - 0.7%
100,000	Golden Nugget, Inc. #	6.750%	10/15/2024	98,469

	TELECOMMUNICATIONS - 0.1%
12,000	CommScope, Inc. #	5.000%	6/15/2021	12,035

	TOTAL CORPORATE BONDS (Cost - $583,463)			567,193

Shares
	COMMON STOCK - 76.6%
	ADVERTISING - 0.0% **
300	Telaria, Inc. *	3,666

	AEROSPACE/DEFENSE - 0.8%
1,600	Hexcel Corp.	103,408

	APPAREL - 0.2%
941	Canada Goose Holdings, Inc. *	25,943

	AUTO MANUFACTURERS - 0.4%
1,600	Navistar International Corp. *	58,096

	AUTO PARTS & EQUIPMENT - 0.7%
700	WABCO Holdings, Inc. *	94,570

	BANKS - 2.9%
869	FB Financial Corp.	28,303
3,800	IBERIABANK Corp.	228,722
2,700	Texas Capital Bancshares, Inc. *	127,116
		384,141
	BEVERAGES - 0.3%
3,025	Cott Corp. *	43,106

	BIOTECHNOLOGY - 1.5%
1,949	Immunomedics, Inc. *	31,184
1,769	Liquidia Technologies, Inc. *	7,306
748	Livongo Health, Inc. *	18,707
3,450	NeoGenomics, Inc. *	97,739
5,122	Stemline Therapeutics, Inc. *	30,834
730	TransMedics Group, Inc. *	11,461
		197,231
	COMMERCIAL SERVICES - 2.6%
209	Avalara, Inc. *	17,713
158	CoStar Group, Inc. *	105,479
594	Evo Payments, Inc. *	15,016
1,259	HMS Holdings Corp. *	28,919
634	Macquarie Infrastructure Corp.	24,885
818	Paylocity Holding Corp. *	105,947
623	Progyny, Inc. *	17,151
8	StoneCo. Ltd. *	319
148	WEX, Inc. *	27,712
		343,141

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 76.6% (Continued)
	COMPUTERS - 3.1%
1,158	Crowdstrike Holdings, Inc. *	$69,063
3,500	ForeScout Technologies, Inc. *	113,890
1,208	Pure Storage, Inc. *	18,434
814	Qualys, Inc. *	65,267
720	Tenable Holdings, Inc. *	17,654
2,399	Zscaler, Inc. *	124,724
		409,032
	DISTRIBUTION/WHOLESALE - 1.2%
670	Copart, Inc. *	56,602
1,438	IAA, Inc. *	61,431
2,118	KAR Auction Services, Inc.	40,772
		158,805
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
4,500	Aircastle Ltd.	143,325
542	Charles Schwab Corp.	22,087
1,000	E*TRADE Financial Corp.	45,780
3,872	Ellington Financial, Inc.	64,004
2,900	GAIN Capital Holdings, Inc.	17,110
1,124	Hamilton Lane, Inc.	69,845
1,500	Legg Mason, Inc.	74,730
222	LPL Financial Holdings, Inc.	17,645
616	XP, Inc. *	21,344
		475,870
	ELECTRIC - 0.5%
2,080	PPL Corp.	62,421

	ELECTRONICS - 2.0%
3,500	Fitbit, Inc. *	22,365
1,700	Tech Data Corp. *	242,063
		264,428
	ENERGY-ALTERNATE SOURCES - 0.2%
1,000	Pattern Energy Group, Inc.	27,050

	ENTERTAINMENT - 0.3%
1,700	Cineplex, Inc.	41,780

	FOREST PRODUCTS & PAPER - 0.1%
1,300	Canfor Corp. *	10,789

	GAS - 0.1%
1,025	Western Midstream Partners LP	13,387

	HEALTHCARE-PRODUCTS - 1.3%
661	Axonics Modulation Technologies, Inc. *	23,429
354	Bio-Techne Corp.	66,867
2,222	GenMark Diagnostics, Inc. *	7,755
230	Inspire Medical Systems, Inc. *	19,750
550	Silk Road Medical, Inc. *	21,918
1,200	Wright Medical Group NV *	36,300
		176,019
	HEALTHCARE-SERVICES - 0.4%
263	Catalent, Inc. *	13,552
898	Invitae Corp. *	18,301
961	PPD, Inc. *	26,793
		58,646
	HOME BUILDERS - 0.5%
75,105	Glenveagh Properties PLC *	62,122

	HOUSEHOLD PRODUCTS/WARES - 0.0% **
84	Reynolds Consumer Products, Inc. *	2,423

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 76.6% (Continued)
	INSURANCE - 0.1%
1,200	FGL Holdings	$13,728

	INTERNET - 0.3%
667	Chewy, Inc. *	19,743
1,279	Revolve Group, Inc. *	20,848
		40,591
	LODGING - 1.6%
1,482	Accor SA	53,184
5,400	Caesars Entertainment Corp. *	68,634
392	Hilton Worldwide Holdings, Inc.	38,102
440	Marriott International, Inc.	54,560
		214,480
	MACHINERY-CONSTRUCTION & MINING - 0.5%
1,129	BWX Technologies, Inc.	61,914

	MEDIA - 0.1%
3,600	Central European Media Enterprises Ltd. *	15,948

	MINING - 0.1%
3,300	Continental Gold, Inc. *	13,472
1	Newmont Goldcorp Corp.	45
		13,517
	OIL & GAS - 0.0% **
1,241	Tellurian, Inc. *	2,234

	PHARMACEUTICALS - 3.6%
1,146	Aimmune Therapeutics, Inc. *	27,286
2,000	Allergan PLC	381,340
300	Bristol-Myers Squibb Co. *	1,005
27	Passage Bio, Inc. *	599
1,400	Ra Pharmaceuticals, Inc. *	65,464
		475,694
	PIPELINES - 7.5%
1,059	Antero Midstream Corp.	4,617
991	Cheniere Energy, Inc. *	50,828
597	Cheniere Energy Partners LP	20,238
495	Crestwood Equity Partners LP	10,316
450	DCP Midstream LP	7,016
389	Delek Logistics Partners LP	8,360
992	Enable Midstream Partners LP	6,150
1,804	Enbridge, Inc.	67,524
4,533	Energy Transfer LP	50,226
1,739	EnLink Midstream LLC	6,626
2,160	Enterprise Products Partners LP	50,414
461	EQM Midstream Partners LP	8,003
1,087	Equitrans Midstream Corp.	7,674
902	Genesis Energy LP	8,957
571	Holly Energy Partners LP	11,843
2,996	Kinder Morgan, Inc.	57,433
938	Magellan Midstream Partners LP	51,168
2,185	MPLX LP	44,334
570	NGL Energy Partners LP	4,651
724	NuStar Energy LP	16,435
878	ONEOK, Inc.	58,580
642	PBF Logistics LP	12,179
460	Phillips 66 Partners LP	25,010
2,379	Plains All American Pipeline LP	32,521
1,266	Plains GP Holdings LP	17,433
457	Rattler Midstream LP *	5,754
769	Shell Midstream Partners LP	13,158
7,560	Tallgrass Energy LP	166,849
1,096	Targa Resources Corp.	35,510
1,262	TC Energy Corp.	66,066
335	TC PipeLines LP	12,713
2,567	Williams Cos., Inc.	48,901
		987,487

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 76.6% (Continued)
	PRIVATE EQUITY - 0.6%
3,899	Kennedy-Wilson Holdings, Inc.	$78,799

	REAL ESTATE - 4.0%
16,887	CK Asset Holdings Ltd.	105,530
2,502	COIMA RES SpA #	24,350
2,474	Deutsche Wohnen SE	99,082
14,872	Empiric Student Property PLC	17,438
9,713	ESR Cayman Ltd. # *	23,482
11,842	Hang Lung Properties Ltd.	25,863
14,059	Hongkong Land Holdings Ltd.	69,030
966	Instone Real Estate Group AG # *	24,724
10,586	McCarthy & Stone PLC #	18,119
5,566	Mitsubishi Estate Co. Ltd.	95,153
117	Mitsui Fudosan Co. Ltd.	2,687
1,420	Tokyu Fudosan Holdings Corp.	8,965
1,893	Wharf Real Estate Investment Co. Ltd.	8,587
		523,010
	REAL ESTATE INVESTMENT TRUSTS - 15.7%
2,650	Acadia Realty Trust	60,526
196	Alexandria Real Estate Equities, Inc.	29,768
209	American Tower Corp.	47,401
4,711	Americold Realty Trust	144,486
17	Boardwalk Real Estate Investment Trust	577
3,494	Brixmor Property Group, Inc.	63,626
5,755	CatchMark Timber Trust, Inc.	52,888
7,141	Charter Hall Long Wale REIT	25,599
213	Chatham Lodging Trust	2,969
24,213	Colony Capital, Inc.	95,883
1,798	CoreCivic, Inc.	26,628
266	CoreSite Realty Corp.	27,592
1,614	Corporate Office Properties Trust	40,899
1,695	CyrusOne, Inc.	102,683
11	Daiwa House REIT Investment Corp.	27,453
70	Equinix, Inc.	40,096
3,347	GEO Group, Inc.	49,000
4,853	Global Medical REIT, Inc.	67,796
1,301	Great Portland Estates PLC	14,002
1,455	Healthpeak Properties, Inc.	46,036
2,321	Independence Realty Trust, Inc.	30,776
3,122	Invitation Homes, Inc.	89,570
163	Japan Hotel REIT Investment Corp.	91,273
2,208	Jernigan Capital, Inc.	39,567
457	Kilroy Realty Corp.	33,219
1,379	Klepierre	40,929
22,591	Link REIT	209,298
16,922	Mapletree Commercial Trust	25,461
1,359	MGM Growth Properties LLC	39,003
921	National Retail Properties, Inc.	46,833
1,368	New Senior Investment Group, Inc.	8,304
483	Physicians Realty Trust	9,109
584	Prologis, Inc.	49,220
1,565	STAG Industrial, Inc.	43,789
3,500	Taubman Centers, Inc.	182,210
49,405	Tritax Big Box REIT PLC	82,037
5,414	Viva Energy REIT Ltd.	9,495
949	Welltower, Inc.	71,004
379	WPT Industrial Real Estate Investment Trust	5,117
		2,072,122

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 76.6% (Continued)
	RETAIL - 4.6%
3,612	Designer Brands, Inc.	$48,798
430	Five Below, Inc. *	41,689
4,200	Habit Restaurants, Inc. *	58,632
1,081	Ollie’s Bargain Outlet Holdings, Inc. *	54,990
2,654	OptimizeRx Corp. *	22,161
2,500	Tiffany & Co.	333,975
578	Wingstop, Inc.	48,812
		609,057
	SEMICONDUCTORS - 0.6%
1,300	Adesto Technologies Corp. *	15,938
1,400	Cypress Semiconductor Corp.	32,326
300	Mellanox Technologies Ltd. *	35,826
1	Onto Innovation, Inc. *	31
		84,121
	SOFTWARE - 10.0%
459	Alteryx, Inc. *	64,086
377	Bandwidth, Inc. *	23,710
118	Bill.Com Holdings, Inc. *	6,698
798	Black Knight, Inc. *	53,235
1,682	Blackline, Inc. *	105,243
615	Ceridian HCM Holding, Inc. *	43,499
439	Coupa Software, Inc. *	65,740
3,081	Domo, Inc. *	64,978
2,376	Dynatrace, Inc. *	76,745
2,359	eGain Corp. *	19,061
1,483	Five9, Inc. *	108,303
796	Guidewire Software, Inc. *	87,250
665	Health Catalyst, Inc. *	20,203
1,400	InterXion Holding NV *	118,846
2,888	Medallia, Inc. *	71,651
682	Nutanix, Inc. *	16,259
1,355	Phreesia, Inc. *	42,059
1,116	Pluralsight, Inc. *	19,898
1,798	PROS Holdings, Inc. *	82,330
594	RingCentral, Inc. *	140,036
1,450	SailPoint Technologies Holding, Inc. *	36,714
870	Sprout Social, Inc. *	17,096
698	Talend SA * - ADR	25,770
115	Yext, Inc. *	1,743
979	Zuora, Inc. *	12,962
		1,324,115
	TELECOMMUNICATIONS - 4.3%
300	Acacia Communications, Inc. *	20,553
4,121	GTT Communications, Inc. *	62,392
3,200	LogMeIn, Inc.	272,752
7,406	NextDC Ltd. *	37,675
11	Pagerduty, Inc. *	227
838	Vonage Holdings Corp. *	7,508
4,600	Zayo Group Holdings, Inc. *	160,954
		562,061
	TRANSPORTATION - 0.3%
2,033	CryoPort, Inc. *	33,951

	TOTAL COMMON STOCK (Cost - $10,378,726)	10,128,903

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 1.2%
	DEBT FUNDS - 1.1%
3,260	iShares 0-5 Year High Yield Corporate Bond ETF	$148,917
1	ProShares UltraShort 20+ Year Treasury	20
		148,937
	EQUITY FUND - 0.1%
1,001	ProShares UltraShort Russell2000	15,725

	TOTAL EXCHANGE TRADED FUNDS (Cost - $167,112)	164,662

		Interest Rate	Maturity Date
	PREFERRED STOCK - 2.8%
2,000	AGNC Investment Corp.	6.125%	Perpetual	48,480
2,500	CitiGroup, Inc.	6.300%	Perpetual	64,150
3,000	Fortress Transportation & Infrastructure Investors LLC	8.000%	Perpetual	72,180
1,000	Fortress Transportation & Infrastructure Investors LLC	8.250%	Perpetual	24,550
5,000	JPMorgan Chase & Co.	6.125%	Perpetual	125,150
1,475	United States Cellular Corp.	7.250%	12/1/2064	37,450
	TOTAL PREFERRED STOCK (Cost - $386,071)			371,960

	CLOSED END FUNDS - 3.3%
451	BlackRock Limited Duration Income Trust			6,711
2,764	Nuveen Global High Income Fund			43,063
3,500	First Trust Intermediate Duration Preferred & Income Fund			78,750
1,060	PIMCO Income Strategy Fund II			10,621
10,702	AllianceBernstein Global High Income Fund, Inc.			122,645
1,002	BlackRock Corporate High Yield Fund, Inc.			10,431
20,000	Voya Prime Rate Trust			98,200
12,500	Western Asset High Income Opportunity Fund, Inc.			60,125
	TOTAL CLOSED END FUNDS (Cost - $440,441)			430,546

	OPEN END FUND - 5.5%
69,926	James Alpha Structured Credit Value Portfolio, Class S +			728,631
	TOTAL OPEN END FUND (Cost - $713,761)

	SHORT-TERM INVESTMENT - 14.8%
1,952,650	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $1,952,650)			1,952,650

	TOTAL INVESTMENTS - 108.5% (Cost - $14,622,224)			$14,344,545

	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%			(1,124,927)

	NET ASSETS - 100.0%			$13,219,618

	SECURITIES SOLD SHORT - (15.8)% *
	COMMON STOCK - (11.4)%
	APPAREL - (0.2)%
1,023	Capri Holdings Ltd. *			$26,414
11	Carter’s, Inc.			1,006
				27,420
	BANKS - (3.3)%
17,419	First Horizon National Corp.			232,195
900	Franklin Financial Network, Inc.			30,141
2,783	Independent Bank Group, Inc.			128,825
1,044	Morgan Stanley			47,011
1	Prosperity Bancshares, Inc.			65
2	Truist Financial Corp.			92
				438,329
	BIOTECHNOLOGY - (0.4)%
1,017	Atara Biotherapeutics, Inc. *			12,356
444	Ionis Pharmaceuticals, Inc. *			22,546
1,597	Sinovac Biotech Ltd. *			10,332
3,163	Solid Biosciences, Inc. *			10,438
				55,672

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Value
	SECURITIES SOLD SHORT - (15.8)% * (Continued)
	COMMON STOCK - (11.4)% (Continued)
	COMMERCIAL SERVICES - (0.4)%
860	Korn Ferry	$30,083
432	Monro, Inc.	24,244
		54,327
	COMPUTERS - (0.2)%
2,876	3D Systems Corp. *	26,344

	DISTRIBUTION/WHOLESALE - (0.2)%
548	WESCO International, Inc. *	22,232

	DIVERSIFIED FINANCIAL SERVICES - (0.5)%
69	Credit Acceptance Corp. *	27,821
624	International Money Express, Inc. *	5,878
500	TD Ameritrade Holding Corp.	21,115
149	World Acceptance Corp. *	11,637
		66,451
	ELECTRIC - (0.3)%
697	Unitil Corp.	39,269

	ELECTRONICS - (0.8)%
1,001	Woodward, Inc.	103,303

	ENTERTAINMENT - (0.2)%
486	Eldorado Resorts, Inc. *	24,388

	FOOD - (0.3)%
271	Beyond Meat, Inc. *	24,295
5,743	Blue Apron Holdings, Inc. *	16,425
		40,720
	GAS - (0.5)%
506	Chesapeake Utilities Corp.	43,263
304	ONE Gas, Inc.	24,970
		68,233
	HEALTHCARE - PRODUCTS - (0.3)%
607	Accelerate Diagnostics, Inc. *	7,776
319	iRhythm Technologies, Inc. *	27,743
		35,519
	HEALTHCARE - SERVICES - (0.1)%
564	Select Medical Holdings Corp. *	13,502

	INSURANCE - (0.1)%
123	Fidelity National Financial, Inc.	4,768
430	Trupanion, Inc. *	13,218
		17,986
	INTERNET - (0.0)% **
325	Rubicon Project, Inc. *	3,689

	LEISURE TIME - (0.0)% **
128	Peloton Interactive, Inc. *	3,416

	MACHINERY-DIVERSIFIED - (0.2)%
684	Ingersoll Rand, Inc.	22,428

	PHARMACEUTICALS - (1.1)%
1,738	AbbVie, Inc.	148,964

	REITS - (1.2)%
2,170	CorePoint Lodging, Inc.	17,273
989	Digital Realty Trust, Inc.	118,789
838	Iron Mountain, Inc.	25,484
1	Prologis, Inc.	84
		161,630

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Value
	SECURITIES SOLD SHORT - (15.8)% * (Continued)
	COMMON STOCK - (11.4)% (Continued)
	RETAIL - (0.6)%
1,044	Bloomin’ Brands, Inc.	$18,782
1,027	Caleres, Inc.	11,841
2,544	Duluth Holdings, Inc. *	17,452
535	Lovesac Co. *	4,649
72	Ulta Beauty, Inc. *	18,511
		71,235
	SOFTWARE - (0.3)%
582	Altair Engineering, Inc. *	20,254
1	Fiserv, Inc. *	109
843	Sapiens International Corp. NV	19,490
		39,853
	TRANSPORTATION - (0.2)%
626	Ryder System, Inc.	23,813

	TOTAL COMMON STOCK (Proceeds - $1,612,401)	1,508,723

	EXCHANGED TRADED FUNDS - (4.4)%
	EQUITY FUNDS - (4.4)%
640	iShares Russell 2000 ETF	93,651
2,441	iShares Russell 2000 Growth ETF	480,950
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $415,894)	574,601

	CLOSED END FUND - (0.0)% **
1	Invesco Senior Income Trust	4
	TOTAL CLOSED END FUND (Proceeds - $4)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,028,299)	$2,083,328

*	Non-income producing securities

**	Represents less than 0.05%.

+	Investment in affiliate

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At February 29, 2020, these securities amounted to $464,495 or 3.51% of net assets.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnerships

PLC - Public Liability Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 88.4%
	EQUITY FUND - 88.4%
146,000	SPDR S&P500 ETF Trust +	$43,253,960
	TOTAL EXCHANGE TRADED FUNDS (Cost - $45,297,212)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 21.6% *
	PUT OPTIONS PURCHASED - 21.6%
50	S&P 500 Index	$15,250,000	3/6/2020 - $ 3,050.00	625,750
30	S&P 500 Index	8,550,000	3/20/2020 - $ 2,850.00	—
260	S&P 500 Index	86,060,000	3/20/2020 - $ 3,310.00	9,550,840
20	S&P 500 Index	6,200,000	3/31/2020 - $ 3,100.00	370,700
	TOTAL PURCHASED OPTIONS (Cost - $1,467,575)			10,547,290

Shares
	SHORT-TERM INVESTMENTS - 7.0%
3,430,760	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $3,430,760)	3,430,760

	TOTAL INVESTMENTS - 117.0% (Cost - $50,195,547)	$57,232,010

	LIABILITIES LESS OTHER ASSETS - (17.0)%	(8,297,746)

	NET ASSETS - 100.0%	$48,934,264

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (11.0)% *
	PUT OPTIONS WRITTEN - (10.9)%
50	S&P 500 Index	$14,500,000	3/6/2020 - $ 2,900.00	$305,500
260	S&P 500 Index	81,640,000	3/20/2020 - $ 3,140.00	4,836,000
10	S&P 500 Index	2,700,000	3/20/2020 - $ 2,700.00	—
20	S&P 500 Index	5,800,000	3/31/2020 - $ 2,900.00	201,200
	(Premiums Received - $462,033)			5,342,700

	CALL OPTIONS WRITTEN - (0.1)%
250	SPDR S&P 500 ETF Trust	8,375,000	3/6/2020 - $ 335.00	1,875
500	SPDR S&P 500 ETF Trust	16,350,000	3/6/2020 - $ 327.00	9,750
100	SPDR S&P 500 ETF Trust	3,250,000	3/9/2020 - $ 325.00	3,300
200	SPDR S&P 500 ETF Trust	6,660,000	3/9/2020 - $ 333.00	2,200
	(Premiums Received - $225,332)			17,125

	TOTAL WRITTEN OPTIONS (Premiums Received - $687,365)			$5,359,825

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

(a)	Each contract is equivalent to 100 shares of the underlying security.

SPDR - Standard & Poor Depositary Receipts

S&P - Standard & Poor

ETF - Exchange Traded Fund

TOTAL RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)		Gain/(Loss)
$1,481,300	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/3/2020	Pay	1.66188	#	$—
1,481,300	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/29/2020	Pay	1.66188	#	—
1,481,300	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	9/21/2020	Pay	1.66188	*	—
888,780	SPY SPDR SP 500 ETF Trust	3,000	Goldman Sachs	10/6/2020	Pay	1.66188	#	—
2,073,820	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/12/2020	Pay	1.66188	#	—
5,925,200	SPY SPDR SP 500 ETF Trust	20,000	Goldman Sachs	12/1/2020	Pay	1.66188	#	—
								$—

*	Variable rate is Libor plus 0.40%

*	Variable rate is Libor plus 0.50%

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
February 29, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 67.6%
	EQUITY FUND - 67.6%
90,500	iShares MSCI Emerging Markets ETF +	$3,667,060
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,964,444)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 11.4%
250	iShares MSCI Emerging Markets ETF	$1,025,000	3/20/2020 - $ 41.00	49,000
750	iShares MSCI Emerging Markets ETF	3,242,250	3/20/2020 - $ 43.23	241,125
750	iShares MSCI Emerging Markets ETF	3,279,750	3/20/2020 - $ 43.73	268,125
200	iShares MSCI Emerging Markets ETF	854,600	3/31/2020 - $ 42.73	58,800
	TOTAL PURCHASED OPTIONS (Cost - $114,807)			617,050

Shares
	SHORT-TERM INVESTMENTS - 16.2%
880,910	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.55% ^ (Cost - $880,910)	880,910

	TOTAL INVESTMENTS - 95.2% (Cost - $4,960,161)	$5,165,020

	OTHER ASSETS AND LIABILITIES -4.8%	262,456

	NET ASSETS - 100.0%	$5,427,476

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (7.4)% *
	PUT OPTIONS WRITTEN - (5.9)%
250	iShares MSCI Emerging Markets ETF	$975,000	3/20/2020 - $ 39.00	$30,625
550	iShares MSCI Emerging Markets ETF	2,267,650	3/20/2020 - $ 41.23	112,750
750	iShares MSCI Emerging Markets ETF	3,129,750	3/20/2020 - $ 41.73	174,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $30,941)			317,375

	CALL OPTIONS WRITTEN - (1.5)%
150	iShares MSCI Emerging Markets ETF	645,000	3/6/2020 - $ 43.00	5,025
700	iShares MSCI Emerging Markets ETF	2,870,000	3/6/2020 - $ 41.00	78,050
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $39,467)			83,075

	TOTAL OPTIONS WRITTEN (Premiums Received - $70,408)			$400,450

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 29, 2020.

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Each contract is equivalent to 100 shares of the underlying security.

OPEN RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)		Gain/(Loss)
$952,220	iShares MSCI Emerging Markets ETF	23,500	Goldman Sachs	7/22/2020	Pay	1.66188	#	$—
2,269,120	iShares Currency Hedged MSCI Emerging Markets ETF	56,000	Goldman Sachs	11/12/2020	Pay	1.66188	*	—
								$—

#	Variable rate is Libor plus 0.30%.

*	Variable rate is Libor plus 0.20%

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
February 29, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 12.3%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.4%
$100,000	CPS Auto Receivables Trust 2018-A #	3.6600		12/15/2023	$102,938
150,000	First Investors Auto Owner Trust 2017-2 #	5.4800		10/15/2024	157,844
160,000	Foursight Capital Automobile Receivables Trust 2018-1 #	6.8200		4/15/2025	170,407
75,000	United Auto Credit Securitization Trust 2019-1 #	4.2900		8/12/2024	76,502
100,000	Westlake Automobile Receivables Trust 2018-3 #	4.9000		12/15/2023	104,343
					612,034
	COMMERCIAL ASSET-BACKED SECURITIES - 1.4%
114,000	COMM 2019-GC44 Mortgage Trust #	2.5000		8/15/2057	$102,881
160,000	GS Mortgage Securities Trust 2016-GS4 #	3.2330		11/10/2049	155,199
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31, weighted average of the net mortgage rates on the mortgage loans for distribution date minus 0.5000%	4.1195	*	8/15/2048	97,874
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 #	4.7695	*	6/15/2047	106,337
80,000	Morgan Stanley Capital I Trust 2016-UBS9 #	3.0000		3/15/2049	75,992
100,000	Multifamily Connecticut Avenue Securities Trust 2019-01 #	4.8768	*	10/15/2049	104,464
					642,747
	CREDIT CARD ASSET-BACKED SECURITIES - 0.3%
120,000	Continental Credit Card ABS 2019-1 LLC #	6.1600		8/15/2026	124,475

	OTHER ASSET-BACKED SECURITIES - 1.4%
66,237	Conn’s Receivables Funding 2018-A, LLC. #	6.0200		1/15/2023	66,855
150,000	Progress Residential 2017-SFR1 Trust #	5.3500		8/17/2034	156,270
100,000	Progress Residential 2018-SFR1 Trust	4.7780		3/17/2035	102,081
100,000	Tricon American Homes 2016-SFR1 Trust #	5.7690		11/17/2033	102,661
100,000	Tricon American Homes 2017-SFR2 Trust #	3.6720		1/17/2036	103,342
100,000	Tricon American Homes 2017-SFR2 Trust #	5.1040		1/17/2036	105,455
					636,664
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8%
149,681	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	98,042
110,000	Angel Oak Mortgage Trust LLC 2017-1 #	6.1772	*	1/25/2047	111,014
150,000	Bellemeade Re 2017-1 Ltd #, 1 mo. LIBOR +3.3500%	4.9768	*	10/25/2027	153,074
93,633	Bellemeade Re 2018-1 Ltd #, 1 mo. LIBOR +1.6000%	3.2267	*	4/25/2028	93,751
100,000	Deephaven Residential Mortgage Trust 2018-2 #	4.3750	*	4/25/2058	100,073
130,000	Deephaven Residential Mortgage Trust 2018-2 #	6.0420	*	4/25/2058	132,082
150,000	Eagle RE 2019-1 Ltd. #	3.4268	*	4/25/2029	150,543
99,564	Fannie Mae Connecticut Avenue Securities , 1 mo. LIBOR +10.2500%	11.8767	*	1/25/2029	133,650
250,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +4.2500%	5.8768	*	1/25/2031	277,061
100,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +2.0000%	5.3768	*	3/25/2031	106,153
80,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +3.7500%	6.8767	*	6/25/2039	88,691
150,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +5.2500%	5.3768	*	9/25/2039	153,883
214,492	Fannie Mae REMICS	3.0000		10/15/2027	15,607
104,482	Fannie Mae REMICS	3.0000		12/25/2027	7,102
101,714	Fannie Mae REMICS	3.0000		1/25/2028	7,235
112,504	Freddie Mac REMICS	3.0000		2/25/2028	7,645
128,868	Freddie Mac Structured Agency Credit Risk Debt Notes , 1 mo. LIBOR +8.8000%	10.4267	*	3/25/2028	156,558
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +10.5000%	12.1268	*	2/25/2047	241,708
190,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +4.2000%	5.8268	*	2/25/2047	206,533
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +11.0000%	12.6268	*	10/25/2048	220,096
220,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +10.7500%	12.3767	*	1/25/2049	294,272
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +4.0500%	13.8768	*	2/25/2049	139,265
120,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +12.2500%	5.6768	*	2/25/2049	129,448
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +8.1500%	9.7768	*	7/25/2049	189,156
242,156	Government National Mortgage Association	3.5000		12/20/2049	33,173
240,620	Government National Mortgage Association	3.5000		12/20/2049	26,941
170,000	Oaktown Re III Ltd. #	5.9767		7/25/2029	175,226
100,000	Versus Securitization Trust #	4.4520		7/25/2059	102,183
					3,550,165

	TOTAL ASSET-BACKED SECURITIES (Cost - $5,102,578)				5,566,085

	BANK LOANS - 3.9%
	AUTO MANUFACTURING - 0.2%
95,348	Trico Group, 3 mo. LIBOR + 7.0000%	8.9446		2/2/2024	94,990

	CASINO & GAMING - 0.3%
10,200	Hard Rock Northern Indiana	—		11/7/2025	10,455
140,500	Hard Rock Northern Indiana	—		11/7/2025	144,012
					154,467
	COMMUNICATIONS - 0.1%
49,875	CommScope	5.2935	*	2/7/2026	49,189

	ENTERTAINMENT - 0.1%
44,888	Sinclair Broadcasting	5.0800		7/18/2026	41,240

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	BANK LOANS - 3.9% (Continued)
	FOOD - 0.3%
$25,000	Froneri US, Inc., 1 mo. LIBOR + 4.7500%	3.3539		1/30/2027	$24,661
158,800	JBS USA , 1 mo. LIBOR + 2.0000%	3.6034		4/25/2026	156,717
					181,378
	HEALTHCARE-SERVICES - 0.3%
131,598	LifePoint Health, 3 mo. LIBOR + 8.5000%	5.3534	*	11/16/2025	130,666

	MACHINERY-MANUFACTURING - 0.2%
83,725	Shape Technologies, 3 mo. LIBOR + 8.0000%	4.8063	*	4/20/2025	77,446

	METAL FABRICATE - 0.5%
182,225	Aleris, 1 mo. LIBOR + 4.7500%	6.3534	*	2/27/2023	181,997
34,213	Big River Steel, 3 mo. LIBOR + 6.0000%	6.9446	*	8/15/2023	34,213
					216,210
	PHARMACEUTICALS - 0.4%
124,459	Natures Bounty, 1 mo. LIBOR + 8.5000%	5.1034	*	8/15/2024	120,284
50,857	Valeant Pharma	4.9213	*	6/1/2025	50,647
					170,931
	REAL ESTATE - 0.1%
39,300	Iron Mountain, 1 mo. LIBOR + 4.7500%	3.3534	*	1/2/2026	39,300

	RETAIL - 0.2%
80,000	Asbury Automotive Group	—		12/11/2020	80,000

	SEMICONDUCTORS - 0.2%
66,113	Microchip Technology, 1 mo. LIBOR + 2.0000%	3.6100		5/24/2025	65,782

	SOFTWARE - 0.3%
133,313	Dyncorp, 1 mo. LIBOR + 2.2500%	3.8534		8/16/2025	131,479
31,943	West Corp., 1 mo. LIBOR + 4.0000%	5.6034		10/3/2024	25,555
					157,034
	TELECOMMUNICATIONS - 0.7%
125,000	CenturyLink, 1 mo. LIBOR + 2.2500%	3.8534	*	3/15/2027	121,615
113,850	Sprint Communications, 1 mo. LIBOR + 8.0000%	4.6250		2/3/2024	113,850
21,892	Windstream Services LLC, 1 mo. LIBOR + 6.0000%	9.7500		3/30/2021	19,758
75,000	Windstream Services LLC, 1 mo. LIBOR + 4.2500%	9.0000		2/8/2024	66,750
					321,973

	TOTAL BANK LOANS (Cost - $1,797,654)				1,780,606

	TERM LOANS - 0.7%
	TOYS/GAMES/HOBBIES - 0.7%
344,473	JAKKS Pacific Inc. (a)(b)	10.5000		2/9/2023	310,765

	TOTAL TERM LOANS (Cost - $305,677)				310,765

	CORPORATE BONDS - 39.4%
	ADVERTISING - 0.3%
173,000	MDC Partners, Inc. #	6.5000		5/1/2024	158,295

	AGRICULTURE - 0.7%
323,000	Alpha VesselCo. Holdings, Inc. #	8.5000		12/15/2022	331,983

	AUTO MANUFACTURERS - 0.3%
155,000	General Motors Financial Co., Inc.	3.8500		1/5/2028	158,083

	AUTO PARTS & EQUIPMENT - 0.1%
62,000	Dealer Tire LLC #	8.0000		2/1/2028	62,310

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 39.4% (Continued)
	BANKS - 2.4%
$160,000	Bank of America Corp.	5.1250		6/20/2024	$164,111
100,000	Bank of America Corp.	4.3000		1/28/2025	96,687
80,000	Citigroup, Inc.	4.7000	*	7/30/2168	79,250
130,000	Freedom Mortgage Corp. #	8.1250		11/15/2024	125,504
90,000	Freedom Mortgage Corp. #	8.2500		4/15/2025	85,472
140,000	Goldman Sachs Group, Inc.	3.8140		4/23/2029	154,532
110,000	JP Morgan Chase & Co.	4.6000		Perpetual	110,248
99,000	JP Morgan Chase & Co.	5.0000		Perpetual	101,307
70,000	Sumitomo Mitsui Financial Group, Inc.	3.2000		9/17/2029	74,316
105,000	Wells Fargo & Co.	2.8790		Perpetual	109,300
					1,100,727
	BEVERAGES - 0.4%
140,000	Bacardi Ltd. #	5.3000		5/15/2048	180,799

	BUILDING MATERIALS - 0.2%
56,000	Patrick Industries, Inc. #	7.5000		10/15/2027	60,639
45,000	Summit Materials LLC #	6.5000		3/15/2027	48,166
					108,805
	CHEMICALS - 0.1%
56,000	Nova Chemicals Corp. #	5.2500		6/1/2027	53,322

	COMMERCIAL SERVICES - 1.2%
388,000	ACE Cash Express, Inc. #	12.0000		12/15/2022	315,250
20,000	Allied Universal Holdco LLC #	6.6250		7/15/2026	21,012
35,000	APX Group, Inc. #	6.7500		2/15/2027	33,994
100,000	Prime Finance, Inc. #	5.7500		4/15/2026	103,157
50,000	United Rentals North America, Inc.	3.8750		11/15/2027	50,530
					523,943
	COMPUTERS - 0.3%
100,000	Dell International LLC #	4.9000		10/1/2026	112,276

	DISTRIBUTION/WHOLESALE - 0.2%
95,000	Wolverine Escrow LLC #	8.5000		11/15/2024	92,842

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
200,000	Avation Capital SA #	6.5000		5/15/2021	199,420
95,000	Avolon Holdings Funding Ltd. #	3.6250		5/1/2022	97,323
100,000	Fixed Income Trust Series 2013-A #	7.6970		10/15/2097	170,504
65,000	Global Aircraft Leasing Co. Ltd #	6.5000			64,188
500,000	GoEasy Ltd. #	5.3750		12/1/2024	516,043
35,000	Nationstar Mortgage Holdings, Inc. #	6.0000		7/15/2023	35,621
84,000	TitleMax Finance Corp. #	11.1250		4/1/2023	77,875
					1,160,974
	ELECTRIC - 0.5%
71,000	Duke Energy Corp.	4.8750		Perpetual	73,258
132,837	Stoneway Capital Corp. #	10.0000		3/1/2027	60,870
70,000	Vistra Operations Co. LLC #	5.6250		2/15/2027	71,880
					206,008
	ELECTRONICS - 0.4%
152,000	Flex Ltd.	4.8750		6/15/2029	168,372

	ENGINEERING & CONSTRUCTION - 1.7%
617,000	Aldesa Financial Services	7.2500		4/1/2021	648,177
125,000	Michael Baker International LLC #	8.7500		3/1/2023	128,750
					776,927
	ENTERTAINMENT - 0.8%
110,000	Enterprise Development Authority #	12.0000		7/15/2024	126,271
55,000	Scientific Games International, Inc. #	7.0000		5/15/2028	53,298
884,682	Tunica-Biloxi Gaming Authority #	3.7800		6/15/2020	185,783
					365,352
	ENVIRONMENTAL CONTROL - 0.3%
25,000	GFL Environmental, Inc. #	7.0000		6/1/2026	26,352
30,000	GFL Environmental, Inc. #	5.1250		12/15/2026	31,125
97,000	Tervita Escrow Corp. #	7.6250		12/1/2021	98,188
					155,665

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 39.4% (Continued)
	FOOD - 0.9%
$250,000	Albertsons Cos LLC	5.7500		3/15/2025	$259,791
63,000	Simmons Foods, Inc. #	5.7500		11/1/2024	62,816
90,277	Youngs PIK SCA	8.2500		8/1/2019	99,164
					421,771
	FOREST PRODUCTS & PAPER - 0.3%
135,000	Schweitzer-Mauduit International, Inc. #	6.8750		10/1/2026	145,172

	HEALTHCARE-SERVICES - 0.1%
55,000	Centene Corp. #	3.3750		2/15/2030	55,069

	HOLDING COMPANIES - 0.3%
140,000	VistaJet Malta Finance PLC #	10.5000		6/1/2024	131,192

	HOME BUILDERS - 0.0%
15,000	Mattamy Group Corp #	4.6250		3/1/2030	14,581

	INSURANCE - 0.7%
65,000	CNO Financial Group, Inc.	5.2500		5/30/2029	74,519
250,000	SBL Holdings, Inc. #	7.0000		5/13/2025	234,219
					308,738
	INVESTMENT COMPANIES - 0.3%
150,000	ICAHN Enterprises LP	6.2500		5/15/2026	154,048

	LEISURE PRODUCTS - 0.2%
80,000	Viking Cruises Ltd. #	5.8750		9/15/2027	71,252

	LODGING - 0.2%
75,000	Station Casinos LLC #	4.5000		2/15/2028	71,455

	MEDIA - 3.0%
468,000	AMC Networks, Inc.	4.7500		8/1/2025	467,431
150,000	CCO Holdings LLC #	4.5000		8/15/2030	151,969
80,000	Charter Communications Operating LLC	4.8000	*	3/1/2050	86,592
51,000	Diamond Sports Group LLC #, 1 mo. LIBOR + 6.0000%	7.6585		8/15/2027	41,234
316,000	DISH DBS Corp.	5.0000		3/15/2023	318,793
304,000	Lee Enterprises, Inc. #	9.5000		3/15/2022	304,760
					1,370,779
	METAL FABRICATE/HARDWARE - 0.0%
120,000	Constellation Enterprises LLC #(a)(b)	10.6250		2/1/2016	—

	MINING - 4.1%
459,000	Century Aluminum Co. #	7.5000		6/1/2021	456,889
500,000	Constellium SE #	5.7500		5/15/2024	511,458
400,000	First Quantum Minerals Ltd. #	7.2500		4/1/2023	384,834
70,000	Freeport-McMoRan, Inc.	4.2500		3/1/2030	65,902
373,000	Mountain Province Diamonds, Inc. #	8.0000		12/15/2022	364,962
65,000	Novelis Corp. #	4.7500		1/30/2030	64,228
					1,848,273
	MISCELLANEOUS MANUFACTURING - 0.7%
466,000	Techniplas LLC #	10.0000		5/1/2020	328,530

	MULTI-NATIONAL - 0.5%
200,000	Banque Quest Africaine de Developpement #	4.7000		10/22/2031	214,487

	OIL & GAS - 2.3%
744,000	Delphi Energy Corp. #	10.0000		7/15/2021	332,551
80,000	EQT Corp.	6.1250		2/1/2025	61,032
90,000	MEG Energy Corp. #	7.1250		2/1/2027	85,119
95,000	PBF Finance Corp. #	6.0000		2/15/2028	94,050
135,000	Petroleos Mexicanos #	6.8400		1/23/2030	141,176
100,601	PetroQuest Energy, Inc.	10.0000		2/15/2024	84,505
100,000	Shelf Drilling Holdings Ltd. #	8.2500		2/15/2025	83,249
24,000	Talos Petroleum LLC	7.5000		5/31/2022	21,000
40,000	Transocean, Inc. #	8.0000		2/1/2027	33,250
88,000	Transocean Sentry Ltd. #	5.3750		5/15/2023	85,359
					1,021,291

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 39.4% (Continued)
	OIL & GAS SERVICES - 1.5%
$30,000	Archrock Partners Finance Corp. #	6.2500		4/1/2028	$28,953
90,000	Era Group, Inc.	7.7500		12/15/2022	90,450
52,000	FTS International, Inc.	6.2500		5/1/2022	34,694
352,000	ION Geophysical Corp.	9.1250		12/15/2021	335,421
190,224	Noram Drilling Co AS #	9.0000	~	6/3/2021	191,175
					680,693
	PACKAGING & CONTAINERS - 0.7%
300,000	Reynolds Group Issuer, Inc. #	7.0000		7/15/2024	303,377

	PHARMACEUTICALS - 1.0%
50,000	AbbVie, Inc. #	4.0500		11/21/2039	55,481
43,000	Bausch Health Companies, Inc. #	7.0000		1/15/2028	46,094
20,000	Bausch Health Companies, Inc. #	5.0000		1/30/2028	19,825
313,000	Bausch Health Companies, Inc. #	7.2500		5/30/2029	344,879
15,000	Bausch Health Companies, Inc. #	5.2500		1/30/2030	14,888
					481,167
	PIPELINES - 1.7%
21,000	Cameron LNG LLC #	3.3020		1/15/2035	22,650
57,000	Cameron LNG LLC #	3.4020		1/15/2038	61,491
60,000	Cheniere Energy Partners #	4.5000		10/1/2029	57,628
120,000	Energy Transfer Operating LP	7.1250		Perpetual	113,550
84,000	EnLink Midstream LLC	5.3750		6/1/2029	72,677
16,000	EnLink Midstream Partners LP	5.6000		4/1/2044	12,360
69,000	Genesis Energy LP	6.5000		10/1/2025	63,352
75,000	Genesis Energy LP	6.2500		5/15/2026	57,811
45,000	Hess Midstream Partners LP #	5.1250		6/15/2028	43,931
75,000	Midwest Connector Capital Co. LLC #	4.6250		4/1/2029	83,620
70,000	MPLX LP	4.5000		4/15/2038	71,325
120,000	Tallgrass Energy Finance Corp. #	6.0000		3/1/2027	114,900
					775,295
	REAL ESTATE INVESTMENT TRUST - 0.5%
45,000	Istar, Inc.	4.7500		10/1/2024	46,029
105,000	Istar, Inc.	4.2500		8/1/2025	103,929
55,000	MPT Operating Partnership LP	4.6250		8/1/2029	57,991
					207,949
	RETAIL - 1.8%
125,000	Conn’s Inc. #	7.2500		7/15/2022	123,789
174,000	DriveTime Automotive Group, Inc. #	8.0000		6/1/2021	173,891
400,000	Golden Nugget, Inc.	6.7500		10/15/2024	393,876
423,000	House of Fraser Funding PLC	6.6500		9/15/2020	18,911
104,000	Michaels Stores, Inc. #	8.0000		7/15/2027	86,887
					797,354
	SEMICONDUCTORS - 1.5%
657,000	MagnaChip Semiconductor Corp.	6.6250		7/15/2021	656,442

	SOFTWARE - 0.3%
120,000	Citrix Systems, Inc.	3.3000		3/1/2030	119,101

	TELECOMMUNICATIONS - 3.2%
300,000	Altice France SA #	7.3750		5/1/2026	315,165
88,000	CommScope, Inc. #, 1 mo. LIBOR 8.2500%	4.8534		6/15/2021	88,255
559,000	HC2 Holdings, Inc. #	11.5000		12/1/2021	565,988
73,444	Interactive/FriendFinder Networks, Inc.	14.0000		4/27/2025	60,591
194,291	Interactive/FriendFinder Networks, Inc. (a)(b)	14.0000		4/27/2025	160,290
125,000	Level 3 Financing, Inc. #	4.6250		9/15/2027	127,731
145,000	Windstream Services LLC #	8.6250		10/31/2025	132,373
					1,450,393
	TRANSPORTATION - 1.1%
209,000	American Tanker, Inc. #	9.2500		2/22/2022	218,033
45,000	Cargo Aircraft Mangement, Inc. #	4.7500		2/1/2028	44,719
200,000	Global Ship Lease, Inc. #	9.8750		11/15/2022	206,662
35,000	Union Pacific Corp.	3.7500		2/5/2070	36,433
					505,847

	TOTAL CORPORATE BONDS (Cost - $19,550,067)				17,850,939

	CONVERTIBLE BONDS - 0.3%
	FOREST PRODUCTS & PAPER - 0.0%
330,000	Fortress Global Enterprises, Inc.	9.7500		12/31/2021	12

	PHARMACEUTICALS - 0.3%
185,000	VIVUS, Inc. #	4.5000		5/1/2020	139,444

	TOTAL CONVERTIBLE BONDS (Cost - $400,965)				139,456

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Coupon Rate (%)		Maturity Date	Value
	PREFERRED STOCK - 9.8%
	AUTO MANUFACTURERS - 1.1%
20,000	Ford Motor Co.	6.0000		12/1/2059	$492,000

	BANKS - 1.6%
10,000	Citigroup, Inc.	6.3000		Perpetual	256,600
19,475	JP Morgan Chase & Co.	6.1250		Perpetual	487,459
					744,059
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
20,000	Synchrony Financial Trust	5.6250		Perpetual	502,400

	ELECTRIC - 0.3%
4,483	Algonquin Power & Utilities Corp.	6.2000		7/1/2079	119,696

	GAS - 1.0%
3,500	NiSource, Inc.	6.5000	*	Perpetual	92,015
15,610	South Jersey Industries Preferred	5.6250		Perpetual	383,850
					475,865
	INSURANCE - 2.1%
20,000	American Equity Investment	5.9500		Perpetual	496,200
9,208	American Financial Group	5.1250		Perpetual	230,753
8,810	Enstar Group Ltd.	7.0000	*	Perpetual	237,870
					964,823
	PIPELINES - 0.1%
1,000	Energy Transfer Partners LP,	7.6250	*	Perpetual	23,390

	PRIVATE EQUITY - 0.2%
3,000	KKR & Co., Inc.	6.7500		Perpetual	79,080

	REAL ESTATE INVESTMENT TRUSTS - 0.5%
5,000	AGNC Investment Corp	6.1250		Perpetual	121,200
4,025	SL Green Realty Corp.	6.5000		Perpetual	103,080
					224,280
	RETAIL - 0.8%
16,000	QVC, Inc.	6.2500		11/26/2068	382,720

	TELECOMMUNICATIONS - 0.1%
1,475	United States Cellular Corp.	7.2500		12/1/2064	37,450

	TOYS/GAMES/HOBBIES - 0.0%
649	JAKKS Pacific, Inc. (a)(b)	6.0000		Perpetual	—

	TRUCKING & LEASING - 0.9%
17,000	Fortress Transportation & Infrastructure Investors LLC	8.0000		Perpetual	409,020

	TOTAL PREFERRED STOCK (Cost - $4,498,654)				4,454,783

	COMMON STOCK - 2.1%
	AUTOPARTS & EQUIPMENT - 0.2%
759	WABCO Holdings, Inc.				102,541

	BIOTECHNOLOGY - 0.1%
13,136	Pacific Biosciences of California, Inc.				44,662

	CHEMICALS - 0.0%
1,849	A Schulman, Inc. CVR (a) (b)				971

	ENERGY - 0.3%
161	CE Star (a)(b)				139,805

	ENVIRONMENTAL CONTROL - 0.2%
3,108	Advanced Disposal Services, Inc.				102,751

	FOOD - 0.1%
1,231	Nomad Foods Ltd.				22,724

	INTERNET - 0.0%
781	FriendFinder Networks, Inc. (a) +				—

	METAL FABRICATE - 0.6%
8	RA Parent, Inc. (a)(b) +				274,482

	OIL & GAS - 0.1%
10,132	PetroQuest Energy, Inc.				11,399
107,881	Zargon Oil & Gas Ltd.				9,242
					20,641
	PHARMACEUTICALS - 0.0%
8,063	Corium International, Inc. CVR (a)(b)				1,451

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Shares		Value
	COMMON STOCK - 2.1% (Continued)
	RETAIL - 0.3%
2,920	Nebraska Book Holdings, Inc. (a)(b)	133,283

	SEMICONDUCTORS - 0.2%
844	Mellanox Technologies Ltd.	100,791

	TOYS/GAMES/HOBBIES - 0.0%
18,994	JAKKS Pacific, Inc. (a)(b)	—

	TOTAL COMMON STOCK (Cost - $1,261,390)	944,102

	EXCHANGE TRADED FUNDS- 7.0%
	DEBT FUNDS - 3.1%
8,500	iShares 0-5 Year High Yield Corporate Bond ETF	388,280
1	Proshares Ultrashort 20+ Year Treasury	20
26,200	VanEck Vectors Emerging Markets High Yield Bond ETF	619,368
11,977	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	388,175
		1,395,843
	EQUITY FUNDS - 3.9%
70,061	Alerian MLP ETF	467,307
54,055	InfraCap MLP ETF	167,570
73,346	ProShares UltraShort Russell 2000	1,152,265
		1,787,142
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,660,972)	3,182,985

	MUTUAL FUNDS - 8.2%
	DEBT FUNDS - 8.2%
356,372	James Alpha Structured Credit Value Portfolio - Class S ++	3,713,392
	TOTAL MUTUAL FUNDS (Cost - $3,563,716)

	CLOSED END FUND - 1.3%
	DEBT FUND - 1.3%
9,500	Alliance Bernstein Global High Income Fund, Inc.	108,870
2,347	BlackRock Corporate High Yield Fund, Inc.	24,432
8,042	BlackRock Limited Duration Income Trust	119,665
2,700	First Trust Intermediate Duration Preferred & Income Fund	60,750
7,500	Nuveen Global High Income Fund	116,850
3,485	Nuveen Preferred & Income Term Fund	81,131
8,458	PIMCO Income Strategy Fund II	84,749
	TOTAL CLOSED END FUND (Cost - $615,498)	596,447

	WARRANTS 0.0%
520,800	DEE.WT.A WARRANTS	1,940
	TOTAL WARRANTS (Cost - $3,130)

	SHORT-TERM INVESTMENTS - 4.8%
2,201,935	Dreyfus Institutional Preferred Government Money Market, Institutional Class, 1.55%*	2,201,935
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,201,935)

	TOTAL INVESTMENTS - 89.8% (Cost - $42,962,236)	$40,743,435

	OTHER ASSETS AND LIABILITIES - 10.2%	4,614,333

	NET ASSETS - 100.0%	$45,357,768

*	Floating or variable rate security; rate shown represents the rate on February 29, 2020.

~	Pay in kind rate security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At February 29, 2020, these securities amounted to $15,655,417 or 34.5% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

^	Perpetual maturity date listed is next call date.

++	Affiliated investment

ETF - Exchange Traded Fund

LLC - Limited Liability Company.

LP - Limited Partnership

PLC - Public Limited Company

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent $1,021,047 or 2.3% of net assets.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
February 29, 2020

Principal		Coupon Rate (%)	Maturity Date	Value
	SECURITIES SOLD SHORT (3.1)%
	CORPORATE BONDS - (3.1)%
	APPAREL - (1.2)%
$500,000	Hanesbrands, Inc. #	4.8750	5/15/2026	$524,675

	BANKS - (0.9)%
400,000	HSBC Holdings PLC	6.3750	Perpetual	420,378

	FOOD SERVICE - (0.6)%
250,000	Aramark Services, Inc. #	5.0000	2/1/2028	261,713

	OIL & GAS - (0.4)%
200,000	PDC Energy, Inc.	5.7500	5/15/2026	178,505

	TOTAL CORPORATE BONDS (Proceeds - $1,343,018)			1,385,271

	ClOSED END FUND- (0.0)%
	DEBT FUND- (0.0)%
1	ProShares UltraShort 20+ Year Treasury			4
	TOTAL CLOSED END FUND (Cost - $4)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,343,022)			$1,385,275

Long (Short)					Unrealized
Contracts		Counter Party	Notional Value	Maturity	Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - 0.0%
6	10-Year US Treasury Note Future	JP Morgan	$901,313	Jun-20	$14,250
	NET UNREALIZED GAIN FROM OPEN LONG CONTRACTS				14,250

	OPEN SHORT FUTURE CONTRACTS - (0.4)%
(15)	2- Year US Treasury Note Future	JP Morgan	3,274,922	Jun-20	(17,083)
(15)	5- Year US Treasury Note Future	JP Morgan	1,841,250	Jun-20	(19,938)
(1)	10- Year US Treasury Note Future	JP Morgan	134,750	Jun-20	(1,766)
(13)	10-Year USD Deliverable Interest Rate Swap Future	JP Morgan	1,412,531	Mar-20	(84,804)
(5)	Euro Bund Future	JP Morgan	974,655	Mar-20	(30,550)
(6)	US Long Bond Future	JP Morgan	1,021,500	Jun-20	(23,947)
	NET UNREALIZED LOSS FROM OPEN SHORT CONTRACTS				(178,088)

	NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS				$(163,838)

OPEN CREDIT DEFAULT SWAPS - (0.6)%
Notional	Upfront Premiums			Expiration	Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity	Counterparty	Date	Fixed Rate ^	Fixed Rate	Value	Gain
$4,158,000	$(277,262)	CDX HY CDSI S33 5Y (a)	JP Morgan	6/20/2024	Receive	5.00%	$(224,811)	$52,451
1,900,000	(37,396)	CDX IG SERIES 33 5Y (b)	JP Morgan	6/20/2024	Receive	1.00%	(29,517)	7,879
							$(254,328)	$60,330

(a)	Markit CDX NA High Yield Index High Yield Series 32 Index.

(b)	Markit CDX NA Investment Grade Series 32 Index.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2020 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost
(including collateral on loaned securities Note 4)	$13,298,091	$24,203,927	$8,195,673	$5,123,932	$7,795,729
Investments in securities, at value
(including collateral on loaned securities Note 4)	$13,283,401	$26,235,229	$10,055,190	$5,605,067	$7,694,052
Receivable for securities sold	—	264,147	—	—	—
Receivable for fund shares sold	32	237	224	13	11
Interest and dividends receivable	12,904	43,235	14,580	4,358	35,480
Prepaid expenses and other assets	6,944	14,092	7,562	6,603	6,168
Total Assets	13,303,281	26,556,940	10,077,556	5,616,041	7,735,711

Liabilities:
Securities lending collateral (Note 4)	—	—	—	192,338	187,733
Payable for securities purchased	—	—	56,454	—	—
Payable for fund shares redeemed	3,340	9,420	11,099	70	64
Payable to manager	9,648	15,681	6,569	2,817	1,862
Administration fees payable	5,457	14,045	6,642	3,312	5,094
Custody fees payable	3,429	5,913	5,670	6,072	14,167
Trustee fees payable	811	1,813	603	276	515
Compliance officer fees payable	349	958	251	164	278
Payable for distribution (12b-1) fees	419	2,496	802	96	—
Accrued expenses and other liabilities	3,919	13,318	3,354	1,998	9,912
Total Liabilities	27,372	63,644	91,444	207,143	219,625

Net Assets	$13,275,909	$26,493,296	$9,986,112	$5,408,898	$7,516,086

Net Assets:
Par value of shares of beneficial interest	$6,272	$12,954	$8,905	$9,206	$8,563
Paid in capital	13,076,404	24,789,744	7,965,225	5,214,698	10,504,876
Accumulated earnings (loss)	193,233	1,690,598	2,011,982	184,994	(2,997,353)
Net Assets	$13,275,909	$26,493,296	$9,986,112	$5,408,898	$7,516,086

Net Asset Value Per Share
Class I
Net Assets	$12,826,937	$23,241,257	$8,490,254	$5,341,875	$7,168,799
Shares of beneficial interest outstanding	603,820	1,065,800	740,180	905,157	816,596
Net asset value, redemption price and offering price per share	$21.24	$21.81	$11.47	$5.90	$8.78

Class A
Net Assets	$324,035	$876,320	$1,325,501	$55,584	$343,700
Shares of beneficial interest outstanding	15,982	44,664	129,806	10,391	39,253
Net asset value, redemption price per share	$20.27	$19.62	$10.21	$5.35	$8.76
Offering price per share (maximum sales charge of 5.75%)	$21.51	$20.82	$10.83	$5.68	$9.29

Class C
Net Assets	$124,937	$2,375,719	$170,357	$11,439	$3,587
Shares of beneficial interest outstanding	7,403	184,942	20,555	5,034	452
Net asset value, offering price per share (a)	$16.88	$12.85	$8.29	$2.27	$7.94

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2020 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at cost
(including collateral on loaned securities Note 4)	$10,617,714	$23,973,401	$1,180,461	$907,734	$4,519,303
Investments in securities, at value
(including collateral on loaned securities Note 4)	$12,750,606	$52,267,878	$983,740	$1,187,573	$4,684,648
Cash	—	190,116	—	—	—
Receivable for securities sold	—	—	40,417	149,657	—
Receivable for fund shares sold	5,769	9,542	4	5	26
Interest and dividends receivable	23,511	73,236	8,280	2,165	7,384
Prepaid expenses and other assets	19,892	61,034	3,298	5,768	8,358
Total Assets	12,799,778	52,601,806	1,035,739	1,345,168	4,700,416

Liabilities:
Due to Custodian	—	—	20,709	—	—
Payable for securities purchased	—	—	—	155,651	—
Payable for fund shares redeemed	8	237,878	8,009	7	2,643
Payable to manager	13,847	59,141	434	1,221	1,921
Administration fees payable	6,839	20,412	657	302	1,918
Custody fees payable	3,113	5,096	2,569	2,780	1,675
Trustee fees payable	603	2,505	123	80	319
Compliance officer fees payable	345	1,799	33	—	121
Payable for distribution (12b-1) fees	4,830	13,981	72	40	7,834
Accrued expenses and other liabilities	6,850	25,044	1,486	878	1,641
Total Liabilities	36,435	365,856	34,092	160,959	18,072

Net Assets	$12,763,343	52,235,950	$1,001,647	$1,184,209	$4,682,344

Net Assets:
Par value of shares of beneficial interest	$6,419	$23,701	$1,154	$1,415	$4,853
Paid in capital	9,943,357	20,365,452	2,197,825	929,357	4,544,757
Accumulated earnings (loss)	2,813,567	31,846,797	(1,197,332)	253,437	132,734
Net Assets	$12,763,343	$52,235,950	$1,001,647	$1,184,209	$4,682,344

Net Asset Value Per Share
Class I
Net Assets	$6,928,498	$28,770,077	$883,383	$1,092,632	$4,501,049
Shares of beneficial interest outstanding	322,923	1,188,818	100,472	129,576	466,462
Net asset value, redemption price and offering price per share	$21.46	$24.20	$8.79	$8.43	$9.65

Class A
Net Assets	$5,095,439	$15,621,104	$112,300	$91,464	$142,162
Shares of beneficial interest outstanding	268,621	721,555	14,048	11,878	14,762
Net asset value, redemption price per share	$18.97	$21.65	$7.99	$7.70	$9.63
Offering price per share (maximum sales charge of 5.75%)	$20.13	$22.97	$8.48	$8.17	$10.22

Class C
Net Assets	$739,406	$7,844,769	$5,964	$113	$39,133
Shares of beneficial interest outstanding	50,347	459,745	901	17	4,064
Net asset value, offering price per share (a)	$14.69	$17.06	$6.62	$6.50	$9.63

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2020 (Unaudited)

			Aggressive	Conservative	Moderate
	Municipal	U.S. Government	Balanced	Balanced	Balanced
	Bond	Money Market	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments in Affiliates, at cost	$—	$—	$402,966	$889,632	$662,287
Investments in securities, at cost	642,770	6,049,000	402,577	1,761,646	795,840
Total Investments, at cost	$642,770	$6,049,000	$805,543	$2,651,278	$1,458,127
Investments Affiliates, at value	$—	$—	$359,233	$796,586	$587,434
Investments in securities, at value	649,390	6,049,000	394,899	1,766,194	788,623
Total Investments, at value	$649,390	$6,049,000	$754,132	$2,562,780	$1,376,057
Cash	—	565	—	—	—
Receivable for fund shares sold	340	1,143	—	—	—
Interest and dividends receivable	13	12,778	82	896	257
Receivable from manager	849	—	553	—	—
Prepaid expenses and other assets	2,686	8,149	1,731	4,482	1,606
Total Assets	653,278	6,071,635	756,498	2,568,158	1,377,920

Liabilities:
Payable for securities purchased	—	—	—	34	56
Payable for fund shares redeemed	600	6,233	—	140,687	—
Payable to manager	—	2,307	—	435	152
Administration fees payable	—	2,681	250	629	212
Custody fees payable	568	3,759	372	360	448
Trustee fees payable	50	926	27	49	20
Compliance officer fees payable	2	176	30	31	—
Payable for distribution (12b-1) fees	—	5,719	129	622	441
Distributions payable	—	1,029	—	—	—
Accrued expenses and other liabilities	60	6,725	285	565	256
Total Liabilities	1,280	29,555	1,093	143,412	1,585

Net Assets	$651,998	$6,042,080	$755,405	$2,424,746	$1,376,335

Net Assets:
Par value of shares of beneficial interest	$724	$60,534	$791	$2,450	$1,401
Paid in capital	668,194	5,980,731	794,622	2,482,367	1,438,640
Accumulated earnings (loss)	(16,920)	815	(40,008)	(60,071)	(63,706)
Net Assets	$651,998	$6,042,080	$755,405	$2,424,746	$1,376,335

Net Asset Value Per Share
Class I
Net Assets	$540,116	$5,623,330	$585,821	$1,664,371	$744,080
Shares of beneficial interest outstanding	59,861	5,635,298	61,301	168,031	75,686
Net asset value, redemption price and offering price per share	$9.02	$1.00	$9.56	$9.91	$9.83

Class A
Net Assets	$76,598	$305,669	$4,328	$31,433	$30,992
Shares of beneficial interest outstanding	8,573	305,476	453	3,174	3,154
Net asset value, redemption price per share	$8.93	$1.00	$9.55	$9.90	$9.83
Offering price per share (maximum sales charge of 5.75%)	$9.47	$1.06	$10.13	$10.50	$10.43

Class C
Net Assets	$35,284	$113,081	$165,256	$728,942	$601,263
Shares of beneficial interest outstanding	3,916	112,657	17,326	73,756	61,289
Net asset value, offering price per share (a)	$9.01	$1.00	$9.54	$9.88	$9.81

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	May not calculate due to rounding.

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2020 (Unaudited)

	Moderately	Moderately			James Alpha	James Alpha
	Aggressive Balanced	Conservative		James Alpha	Global Real Estate	Multi Strategy
	Allocation	Balanced Allocation		Macro	Investments	Alternative Income
	Portfolio	Portfolio		Portfolio	Portfolio	Portfolio
				(Consolidated)
Assets:
Investments in Affiliates, at cost	$305,084	$444,521		$1,900,000	$—	$713,761
Investments in Unaffilated securities, at cost	335,298	566,250		7,257,486	1,288,967,677	13,908,463
Total Investments, at cost	$640,382	$1,010,771		$9,157,486	$1,288,967,677	$14,622,224

Investments Affiliates, at value	$272,223	$391,355		$1,890,359	$—	$728,631
Investments in Unaffiated securities, at value	333,342	568,919		6,962,592	1,097,984,455	13,615,914
Total Investments, at value	$605,565	$960,274		$8,852,951	$1,097,984,455	$14,344,545
Cash	—	—		202,761	—	46,066
Foreign Cash (Cost $0, $0, $4,792, $2,865, $0)	—	—		4,846	362,952	—
Deposit at Broker	—	—		1,165,067	—	967,961
Unrealized appreciation on swaps	—	—		251,883	—	—
Unrealized appreciation on forward currency exchange contracts	—	—		1,077,129	89,488	233
Receivable for securities sold	—	—		—	14,699,334	622,941
Receivable for fund shares sold	—	—		1,642	1,125,311	2
Interest and dividends receivable	117	209		2,804	1,785,525	29,740
Receivable from manager	236	—		—	—	—
Prepaid expenses and other assets	2,231	2,088		24,511	109,044	12,167
Total Assets	608,149	962,571		11,583,594	1,116,156,109	16,023,655

Liabilities:
Securities sold short (Cost $0, $0, $0, $0, $2,028,299)	—	—		—	—	2,083,328
Foreign Cash Overdraft (cost $0, $0, $0, $0, $48,474)	—	—		—	—	121,481
Payable for securities purchased	—	—		—	17,085,398	542,592
Payable for fund shares redeemed	27,913	—		2,070	2,327,227	5
Payable to manager	—	113		2,950	686,936	3,402
Unrealized depreciation on forward currency exchange contracts	—	—		1,094,828	—	—
Supervisory fee payable	—	—		—	64,130	1,396
Administration fees payable	222	166		6,311	303,520	7,488
Custody fees payable	482	477		10,851	78,342	35,547
Trustee fees payable	10	33		626	20,613	958
Compliance officer fees payable	3	29		373	18,390	436
Payable for distribution (12b-1) fees	153	167		585	108,872	114
Dividend Payable	—	—		—	—	1,040
Accrued expenses and other liabilities	284	332		3,572	115,698	6,250
Total Liabilities	29,067	1,317		1,122,166	20,809,126	2,804,037

Net Assets	$579,082	$961,254		$10,461,428	$1,095,346,983	$13,219,618

Net Assets:
Par value of shares of beneficial interest	$598	$1,001		$12,045	$620,041	$14,652
Paid in capital	607,888	995,830		13,439,630	1,241,608,122	13,139,480
Accumulated earnings (loss)	(29,404)	(35,577)		(2,990,247)	(146,881,180)	65,486
Net Assets	$579,082	$961,254		$10,461,428	$1,095,346,983	$13,219,618

Net Asset Value Per Share
Class I
Net Assets	$415,946	$763,084		$6,528,039	$877,022,457	$11,966,133
Shares of beneficial interest outstanding	42,935	79,471		751,304	49,364,847	1,327,169
Net asset value, redemption price and offering price per share	$9.69	$9.60		$8.69	$17.77	$9.02

Class A
Net Assets	$14,928	$10		$202,981	$104,539,156	$32,764
Shares of beneficial interest outstanding	1,542	1		23,454	6,107,434	3,644
Net asset value, redemption price per share	$9.68	$9.60	(b)	$8.65	$17.12	$8.99
Offering price per share (maximum sales charge of 5.75%)	$10.27	$10.19		$9.18	$18.16	$9.54

Class C
Net Assets	$148,208	$198,160		$335,725	$83,019,213	$117,299
Shares of beneficial interest outstanding	15,328	20,677		40,714	4,814,675	13,325
Net asset value, offering price per share (a)	$9.67	$9.58		$8.25	$17.24	$8.80

Class S
Net Assets	N/A	N/A		$3,394,683	$30,766,157	$1,103,422
Shares of beneficial interest outstanding	N/A	N/A		388,983	1,717,134	121,049
Net asset value, redemption price and offering price per share	N/A	N/A		$8.73	$17.92	$9.12

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	May not calculate due to rounding

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2020 (Unaudited)

	James Alpha	James Alpha	James Alpha
	Managed Risk	Managed Risk	Hedged
	Domestic Equity	Emerging Markets	High Income
	Portfolio	Equity Portfolio	Portfolio
Assets:
Investments in Affiliates, at cost	$—	$—	$3,563,716
Investments in Unaffilated securities, at cost	50,195,547	4,960,161	39,398,520
Total Investments, at cost	$50,195,547	$4,960,161	$42,962,236

Investments Affiliates, at value	$—	$—	$3,713,392
Investments in Unaffiated securities, at value	57,232,010	5,165,020	37,030,043
Total Investments, at value	57,232,010	5,165,020	40,743,435
Cash	550,000	—	—
Foreign Cash (Cost $0, $0, $463)	—	—	2,886
Deposit at Broker	1,406,083	678,199	3,376,177
Unrealized appreciation on futures	—	—	14,250
Variation margin receivable	—	—	298
Receivable for securities sold	144,990	3,908,525	2,796,181
Receivable for fund shares sold	48,595	1,073	8,133
Interest and dividends receivable	—	1,025	345,672
Receivable from manager	—	354	—
Prepaid expenses and other assets	30,268	25,575	40,543
Total Assets	59,411,946	9,779,771	47,327,575

Liabilities:
Options written (premiums received $687,365, $70,048, $0, $0)	5,359,825	400,450	—
Due to Custodian	—	—	3,072
Securities sold short (Cost $0, $0, $1,343,022, $0)	—	—	1,385,275
Payable for securities purchased	3,394,292	3,808,915	205,194
Payable for fund shares redeemed	494,480	2,627	35,333
Payable to manager	37,553	—	30,529
Unrealized depreciation of futures	—	—	178,088
Foreign exchange contracts	—	—	4,654
Payable on open swap contracts	16,095	130,802	219
Unrealized depreciation on swaps	1,146,150	—	—
Supervisory fee payable	6,288	1,067	2,770
Administration fees payable	14,914	—	31,221
Custody fees payable	1,904	1,413	17,663
Trustee fees payable	816	483	2,453
Compliance officer fees payable	870	184	1,425
Payable for distribution (12b-1) fees	1,610	62	3,848
Interest Payable	—	—	26,593
Accrued expenses and other liabilities	2,885	6,292	41,470
Total Liabilities	10,477,682	4,352,295	1,969,807

Net Assets	$48,934,264	$5,427,476	$45,357,768

Net Assets:
Par value of shares of beneficial interest	$47,691	$6,592	$49,965
Paid in capital	49,199,869	6,051,860	49,295,918
Accumulated earnings (loss)	(313,296)	(630,976)	(3,988,115)
Net Assets	$48,934,264	$5,427,476	$45,357,768

Net Asset Value Per Share
Class I
Net Assets	$35,003,541	$3,748,783	$22,132,653
Shares of beneficial interest outstanding	3,417,118	456,012	2,452,681
Net asset value, redemption price and offering price per share	$10.24	$8.22	$9.02

Class A
Net Assets	$1,084,219	$102,083	$2,129,123
Shares of beneficial interest outstanding	107,027	12,563	237,496
Net asset value, redemption price per share	$10.13	$8.13	$8.96
Offering price per share (maximum sales charge of 5.75%)	$10.75	$8.63	$9.51

Class C
Net Assets	$1,683,859	$56,103	$865,694
Shares of beneficial interest outstanding	169,381	7,092	96,235
Net asset value, offering price per share (a)	$9.94	$7.91	$9.00

Class S
Net Assets	$11,162,645	$1,520,507	$20,230,298
Shares of beneficial interest outstanding	1,075,565	183,522	2,210,110
Net asset value, redemption price and offering price per share	$10.38	$8.29	$9.15

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	May not calculate due to rounding

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2020 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$75,849	$133,920	$83,854	$38,922	$93,188
Interest income	5,661	2,675	2,180	1,991	681
Securities lending income - net	783	287	386	705	223
Less: Foreign withholding taxes	(2,537)	—	(68)	(9)	(7,108)
Total Investment Income	79,756	136,882	86,352	41,609	86,984

Operating Expenses:
Management fees	48,492	93,483	40,459	18,708	33,321
Distribution (12b-1) fees
Class A Shares	713	2,015	2,956	118	760
Class C Shares	972	14,578	1,036	133	32
Administration fees	11,419	23,543	10,807	6,390	10,175
Registration fees	9,633	13,680	9,795	8,363	8,608
Professional fees	3,833	7,907	2,780	1,508	2,512
Custodian fees	3,912	8,867	4,688	7,138	9,949
Trustees’ fees	1,072	2,385	785	415	710
Compliance officer fees	1,115	2,333	811	435	711
Printing and postage expense	3,599	6,680	3,799	2,449	2,743
Insurance expense	88	389	116	65	105
Shareholder servicing fees	1,120	5,977	1,556	504	5,826
Miscellaneous expenses	1,047	1,047	892	1,046	1,047
Total Operating Expenses	87,015	182,884	80,480	47,272	76,499
Less: Expenses waived and/or reimbursed	—	—	—	—	(20,213)
Net Operating Expenses	87,015	182,884	80,480	47,272	56,286

Net Investment Income (Loss)	(7,259)	(46,002)	5,872	(5,663)	30,698

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	329,268	2,317,697	252,547	56,887	(75,070)
Net realized gain	329,268	2,317,697	252,547	56,887	(75,070)

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency translations	(221,143)	(1,152,874)	(388,457)	(36,314)	175,087
Net Realized and Unrealized Gain on investments	108,125	1,164,823	(135,910)	20,573	100,017

Net Decrease in Net Assets Resulting From Operations	$100,866	$1,118,821	$(130,038)	$14,910	$130,715

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2020 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$105,736	$364,134	$27,015	$13,987	$48,871
Interest income	1,420	3,211	231	214	321
Securities lending income - net	286	754	—	—	22
Less: Foreign withholding taxes	—	2,167	(1,334)	(31)	—
Total Investment Income	107,442	370,266	25,912	14,170	49,214

Operating Expenses:
Management fees	85,190	351,920	8,333	8,582	12,053
Distribution (12b-1) fees
Class A Shares	11,187	35,680	547	207	283
Class C Shares	3,998	42,891	41	19	398
Administration fees	11,590	41,331	2,060	2,144	3,948
Registration fees	14,037	16,728	5,631	6,717	8,123
Professional fees	3,570	14,851	382	188	1,295
Custodian fees	3,393	6,544	3,511	2,370	1,846
Trustees’ fees	983	4,224	102	81	295
Compliance officer fees	1,040	4,167	122	95	353
Printing and postage expense	4,693	11,901	1,533	681	1,907
Insurance expense	149	648	23	19	51
Shareholder servicing fees	4,854	17,957	554	223	481
Miscellaneous expenses	1,047	1,046	903	1,047	1,047
Total Operating Expenses	145,731	549,888	23,742	22,373	32,080
Less: Expenses waived	—	—	(3,177)	(1,555)	—
Net Operating Expenses	145,731	549,888	20,565	20,818	32,080

Net Investment Income (Loss)	(38,289)	(179,622)	5,347	(6,648)	17,134

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	723,911	4,164,002	(86,242)	23,698	8,062
Net realized gain (loss)	723,911	4,164,002	(86,242)	23,698	8,062

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency transactions	52,251	(2,123,106)	(73,269)	(55,401)	37,261
Net Realized and Unrealized Gain (Loss) on Investments	776,162	2,040,896	(159,511)	(31,703)	45,323

Net Increase (Decrease) in Net Assets Resulting From Operations	$737,873	$1,861,274	$(154,164)	$(38,351)	$62,457

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2020 (Unaudited)

			Aggressive	Conservative	Moderate
	Municipal	U.S. Government	Balanced	Balanced	Balanced
	Bond	Money Market	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$5,280	$—	$4,445	$12,843	$6,549
Interest income	124	54,981	669	6,111	1,708
Dividend income from Affiliates	—	—	28,912	84,182	43,378
Total Investment Income	5,404	54,981	34,026	103,136	51,635

Operating Expenses:
Management fees	1,885	15,206	3,386	11,260	5,506
Distribution (12b-1) fees
Class A Shares	151	653	5	40	28
Class C Shares	330	899	637	3,666	2,176
Registration fees	3,945	10,050	691	2,166	1,105
Administration fees	836	6,228	1,266	2,425	1,429
Custodian fees	664	2,816	278	430	396
Printing and postage expense	355	3,929	48	49	6
Professional fees	182	660	166	533	224
Shareholder servicing fees	102	170	2	81	22
Compliance officer fees	61	556	46	137	50
Trustees’ fees	54	220	52	163	78
Insurance expense	14	82	7	16	5
Miscellaneous expenses	1,046	1,069	1,069	1,080	1,078
Total Operating Expenses	9,625	42,538	7,653	22,046	12,103
Less: Expenses waived and/or reimbursed	(3,425)	(706)	(4,036)	(8,452)	(5,056)
Net Operating Expenses	6,200	41,832	3,617	13,594	7,047

Net Investment Income (Loss)	(796)	13,149	30,409	89,542	44,588

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	403	—	56	—	481
Affiliated Investments	—	—	—	—	(458)
Net realized gain (loss)	403	—	56	—	23

Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	—	—	(28,461)	(75,886)	(49,251)
Investments	1,144	—	(8,504)	(9,868)	(11,674)
Net change in unrealized appreciation (depreciation)	1,144	—	(36,965)	(85,754)	(60,925)
Net Realized and Unrealized Gain (Loss) on Investments	1,547	—	(36,909)	(85,754)	(60,902)

Net Increase (Decrease) in Net Assets Resulting From Operations	$751	$13,149	$(6,500)	$3,788	$(16,314)

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2020 (Unaudited)

	Moderately	Moderately		James Alpha	James Alpha
	Aggressive Balanced	Conservative	James Alpha	Global Real Estate	Multi Strategy
	Allocation	Balanced Allocation	Macro	Investments	Alternative Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
			(Consolidated)
Investment Income:
Dividend income	$3,576	$5,070	$98,155	$14,651,810	$174,059
Interest income	674	1,619	15,108	384,374	32,067
Dividend income from Affiliates	22,551	36,024	81,948	—	35,050
Less: Foreign withholding taxes	—	—	(167)	(267,131)	(8,804)
Total Investment Income	26,801	42,713	195,044	14,769,053	232,372

Operating Expenses:
Management fees	2,783	4,409	60,512	4,185,850	134,719
Supervisory fees	—	—	7,480	306,870	7,480
Distribution (12b-1) fees
Class A Shares	8	—	273	139,898	65
Class C Shares	908	984	1,869	428,174	719
Administration fees	1,208	1,252	11,231	661,194	18,085
Printing and postage expense	38	197	6,820	82,815	4,542
Custodian fees	38	41	11,641	139,635	57,358
Registration fees	159	132	20,868	70,384	9,278
Professional fees	124	222	5,813	244,758	3,745
Compliance officer fees	48	72	859	62,733	1,060
Trustees’ fees	44	71	828	66,568	913
Shareholder servicing fees	3	3	4,100	323,660	1,628
Insurance expense	4	5	122	7,052	155
Dividend Expense	—	—	—	—	21,340
Interest Expense	—	—	3,500	—	40,928
Miscellaneous expenses	1,078	1,073	1,522	7,553	1,474
Total Operating Expenses	6,443	8,461	137,438	6,727,144	303,489
Less: Expenses waived and/or reimbursed	(3,082)	(3,584)	(65,581)	(497,499)	(109,656)
Net Operating Expenses	3,361	4,877	71,857	6,229,645	193,833

Net Investment Income	23,440	37,836	123,187	8,539,408	38,539

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(57)	—	18,018	63,833,313	852,838
Affiliated Investments	—	—	—	—	7,819
Securities sold short	—	—	—	—	(224,762)
Options purchased	—	—	—	—	7,952
Options written	—	—	—	—	489
Net realized gain (loss)	(57)	—	18,018	63,833,313	644,336

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign Currency Transactions	(3,759)	(3,873)	(399,380)	(67,970,331)	(799,686)
Affiliated Investments	(21,603)	(34,921)	(16,518)		(15,797)
Options purchased	—	—	—	—	576
Options written	—	—	—	—	(161)
Securities sold short	—	—	—	—	253,185
Swaps	—	—	(293,216)	—	—
Net change in unrealized appreciation (depreciation)	(25,362)	(38,794)	(709,114)	(67,970,331)	(561,883)

Net Realized and Unrealized Gain (Loss) on investments	(25,419)	(38,794)	(691,096)	(4,137,018)	82,453

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,979)	$(958)	$(567,909)	$4,402,390	$120,992

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2020 (Unaudited)

	James Alpha	James Alpha	James Alpha
	Managed Risk	Managed Risk	Hedged
	Domestic Equity	Emerging Markets	High Income
	Portfolio	Equity Portfolio	Portfolio
Investment Income:
Dividend income	$227,880	$84,076	$586,396
Interest income	39,980	8,685	1,196,492
Total Investment Income	267,860	92,761	1,782,888

Operating Expenses:
Management fees	267,445	35,893	424,874
Supervisory fees	15,167	7,480	16,489
Distribution (12b-1) fees
Class A Shares	1,024	142	5,891
Class C Shares	6,492	319	4,424
Administration fees	33,067	4,568	69,817
Registration fees	19,476	17,692	25,795
Professional fees	11,416	1,764	16,375
Custodian fees	2,656	1,414	26,248
Trustees’ fees	2,903	483	4,414
Compliance officer fees	2,792	484	3,840
Printing and postage expense	5,931	3,826	11,435
Insurance expense	339	80	647
Shareholder servicing fees	27,559	2,299	39,797
Dividend Expense	—	—	1,344
Interest Expense	1,121	3,310	65,497
Miscellaneous expenses	1,528	1,474	2,193
Total Operating Expenses	398,916	81,228	719,080
Less: Expenses waived	(25,714)	(27,758)	(222,593)
Net Operating Expenses	373,202	53,470	496,487

Net Investment Income	(105,342)	39,291	1,286,401

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	1,479,589	170,363	103,955
Affiliated Investments	—	—	52,121
Options purchased	(4,455,026)	(614,448)	—
Options written	108,286	(52,619)	—
Swaps	112,845	65,843	(151,772)
Securities sold short	—	—	(23,953)
Futures	—	—	(52,955)
Net realized gain (loss)	(2,754,306)	(430,861)	(72,604)

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign Currency Transactions	(1,885,074)	56,601	(439,603)
Affiliated Investments	—	—	234,509
Options purchased	9,099,290	536,890	—
Options written	(4,888,360)	(322,106)	—
Swaps	—	—	161,788
Securities sold short	—	—	28,190
Futures contracts	—	—	(47,434)
Net change in unrealized appreciation (depreciation)	2,325,856	271,385	(62,550)
Net Realized and Unrealized Gain (Loss) on investments	(428,450)	(159,476)	(135,154)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(533,792)	$(120,185)	$1,151,247

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(7,259)	$(11,628)	$(46,002)	$(79,354)	$5,872	$61,742
Net realized gain (loss) on investments	329,268	(75,680)	2,317,697	5,289,118	252,547	305,868
Net change in unrealized appreciation (depreciation) on investments	(221,143)	(76,854)	(1,152,874)	(7,141,046)	(388,457)	(926,947)
Net increase (decrease) in net assets resulting from operations	100,866	(164,162)	1,118,821	(1,931,282)	(130,038)	(559,337)

Distributions to Shareholders:
Total Distributions Paid:
Class I	—	(900,190)	(3,517,822)	(5,157,667)	(35,392)	(896,643)
Class A	—	(29,759)	(148,748)	(337,431)	(178)	(199,494)
Class C	—	(42,504)	(645,613)	(2,202,129)	—	(64,901)
Total Dividends and Distributions to Shareholders	—	(972,453)	(4,312,183)	(7,697,227)	(35,570)	(1,161,038)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	792,033	845,890	1,056,676	3,774,458	561,311	486,707
Class A	29,983	178,551	15,326	547,274	6,367	133,129
Class C	8,448	92,728	80,734	495,788	3,763	16,856
Reinvestment of dividends and distributions
Class I	—	827,955	3,191,266	4,651,659	32,557	827,035
Class A	—	11,940	143,727	324,463	173	192,566
Class C	—	42,356	629,083	2,190,675	—	54,412
Cost of shares redeemed
Class I	(1,411,850)	(2,235,180)	(2,832,571)	(7,360,441)	(813,643)	(1,415,102)
Class A	(21,683)	(295,879)	(205,533)	(1,190,222)	(120,105)	(767,754)
Class C	(138,951)	(491,974)	(1,075,304)	(6,801,370)	(78,374)	(393,548)

Net decrease in net assets from share transactions of beneficial interest	(742,020)	(1,023,613)	1,003,404	(3,367,716)	(407,951)	(865,699)

Total Increase (Decrease) in Net Assets	(641,154)	(2,160,228)	(2,189,958)	(12,996,225)	(573,559)	(2,586,074)

Net Assets:
Beginning of year	13,917,063	16,077,291	28,683,254	41,679,479	10,559,671	13,145,745
End of year	$13,275,909	$13,917,063	$26,493,296	$28,683,254	$9,986,112	$10,559,671

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(5,663)	$(3,906)	$30,698	$194,298	$(38,289)	$(41,379)
Net realized gain (loss) on investments and foreign currency transactions	56,887	(342,313)	(75,070)	(1,837,358)	723,911	591,981
Distribution of realized gains by underlying investment companies	—	799	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(36,314)	(829,270)	175,087	29,594	52,251	(2,147,366)
Net increase (decrease) in net assets resulting from operations	14,910	(1,174,690)	130,715	(1,613,466)	737,873	(1,596,764)

Distributions to Shareholders:
Total Distributions Paid:
Class I	—	(777,977)	(170,545)	(60,541)	(284,539)	(1,387,584)
Class A	—	(5,555)	(6,388)	(1,371)	(244,485)	(922,061)
Class C	—	(49,216)	—	—	(45,652)	(413,521)
Total Dividends and Distributions to Shareholders	—	(832,748)	(176,933)	(61,912)	(574,676)	(2,723,166)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	347,633	155,506	238,188	2,912,313	318,500	378,098
Class A	5,985	53,110	1,042	213,702	45,073	903,218
Class C	1,965	7,682	1,647	6,378	15,502	39,136
Reinvestment of dividends and distributions
Class I	—	692,711	162,828	58,378	269,184	1,301,843
Class A	—	5,555	6,388	1,371	229,936	865,742
Class C	—	49,034	—	—	43,013	398,026
Redemption fee proceeds
Class I	—	—	—	403	—	—
Class A	—	—	—	15	—	—
Class C	—	—	—	4	—	—
Cost of shares redeemed
Class I	(375,720)	(913,085)	(1,510,103)	(4,061,743)	(679,478)	(1,962,972)
Class A	(5,907)	(41,120)	(20,137)	(148,296)	(646,475)	(787,128)
Class C	(33,802)	(170,696)	(7,646)	(109,824)	(60,057)	(1,238,803)
Net increase (decrease) in net assets from share transactions of beneficial interest	(59,846)	(161,303)	(1,127,793)	(1,127,299)	(464,802)	(102,840)

Total Increase (Decrease) in Net Assets	(44,936)	(2,168,741)	(1,174,011)	(2,802,677)	(301,605)	(4,422,770)

Net Assets:
Beginning of year	5,453,834	7,622,575	8,690,097	11,492,774	13,064,948	17,487,718
End of year	$5,408,898	$5,453,834	$7,516,086	$8,690,097	$12,763,343	$13,064,948

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(179,622)	$(103,990)	$5,347	$4,367	$(6,648)	$(10,926)
Net realized gain (loss) on investments and foreign currency transactions	4,164,002	2,254,762	(86,242)	(147,649)	23,698	69,671
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,123,106)	(1,681,240)	(73,269)	(460,586)	(55,401)	(236,666)
Net increase (decrease) in net assets resulting from operations	1,861,274	469,532	(154,164)	(603,868)	(38,351)	(177,921)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,105,213)	(1,055,533)	—	—	(28,891)	(194,973)
Class A	(743,072)	(669,408)	—	—	(2,508)	(16,714)
Class C	(448,156)	(507,609)	—	—	(135)	(10,019)
Total Dividends and Distributions to Shareholders	(2,296,441)	(2,232,550)	—	—	(31,534)	(221,706)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	3,440,124	4,057,640	106,671	262,026	172,503	207,089
Class A	466,545	2,961,089	75,312	11,139	888	15,719
Class C	126,438	560,216	42	440	55	591
Reinvestment of dividends and distributions
Class I	1,027,407	988,234	—	—	28,141	185,216
Class A	697,970	624,254	—	—	2,090	13,263
Class C	438,993	501,622	—	—	135	9,918
Redemption fee proceeds
Class I	—	458	—	—	—	—
Class A	—	265	—	—	—	—
Class C	—	155	—	—	—	—
Cost of shares redeemed
Class I	(4,141,836)	(5,537,029)	(64,537)	(606,493)	(179,722)	(312,367)
Class A	(2,631,911)	(3,612,753)	(224,368)	(60,011)	(2,113)	(15,935)
Class C	(840,540)	(3,255,215)	(1,417)	(38,243)	(7,358)	(56,289)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,416,810)	(2,711,064)	(108,297)	(431,142)	14,619	47,205

Total Increase (Decrease) in Net Assets	(1,851,977)	(4,474,082)	(262,461)	(1,035,010)	(55,266)	(352,422)

Net Assets:
Beginning of year	54,087,927	58,562,009	1,264,108	2,299,118	1,239,475	1,591,897
End of year	$52,235,950	$54,087,927	$1,001,647	$1,264,108	$1,184,209	$1,239,475

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$17,134	$54,693	$(796)	$785	$13,149	$82,140
Net realized gain (loss) on investments	8,062	(17,249)	403	(1,445)	—	—
Net change in unrealized appreciation on investments	37,261	149,763	1,144	6,169	—	—
Net increase in net assets resulting from operations	62,457	187,207	751	5,509	13,149	82,140

Distributions to Shareholders:
Total Distributions Paid:
Class I	(21,746)	(64,085)	(280)	(583)	(12,889)	(78,814)
Class A	(462)	(930)	(39)	(18)	(248)	(2,444)
Class C	(132)	(1,723)	(35)	(184)	(27)	(848)
Total Dividends and Distributions to Shareholders	(22,340)	(66,738)	(354)	(785)	(13,164)	(82,106)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	563,037	306,860	946	3,105	891,983	3,518,033
Class A	28	139,429	1,645	130,089	53,966	484,472
Class C	7,111	18,866	7,287	7,762	100,567	248,297
Reinvestment of dividends and distributions
Class I	20,344	58,681	273	575	12,411	76,376
Class A	420	802	39	17	224	2,148
Class C	129	1,670	35	183	22	721
Cost of shares redeemed
Class I	(364,299)	(1,169,909)	(18,263)	(39,804)	(1,272,927)	(5,258,965)
Class A	(2,954)	(79,314)	—	(56,136)	(74,583)	(620,100)
Class C	(71,690)	(288,288)	(42,213)	(144,499)	(152,498)	(591,134)
Net increase (decrease) in net assets from share transactions of beneficial interest	152,126	(1,011,203)	(50,251)	(98,708)	(440,835)	(2,140,152)

Total Increase (Decrease) in Net Assets	192,243	(890,734)	(49,854)	(93,984)	(440,850)	(2,140,118)

Net Assets:
Beginning of year/period	4,490,101	5,380,835	701,852	795,836	6,482,930	8,623,048
End of year/period	$4,682,344	$4,490,101	$651,998	$701,852	$6,042,080	$6,482,930

^	Less than $0.50

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced			Conservative Balanced			Moderate Balanced
	Allocation Portfolio			Allocation Portfolio			Allocation Portfolio

	Six Months Ended	Year Ended		Six Months Ended	Year Ended		Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019		February 29, 2020	August 31, 2019		February 29, 2020	August 31, 2019
	(Unaudited)			(Unaudited)			(Unaudited)
Operations:
Net investment income	$30,409	$13,520		$89,542	$26,968		$44,588	$15,373
Net realized gain (loss) on investments	56	(9,831)		—	(7,984)		23	(8,434)
Distribution of realized gains by underlying investment companies	—	17,631		—	26,826		—	20,780
Net change in unrealized appreciation (depreciation) on investments	(36,965)	(35,011)		(85,754)	(23,413)		(60,925)	(35,728)
Net increase (decrease) in net assets resulting from operations	(6,500)	(13,691)		3,788	22,397		(16,314)	(8,009)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(23,035)	(15,790)		(61,983)	(24,015)		(25,860)	(17,091)
Class A	(158)	(0	) ^	(1,055)	(361)		(1,119)	(0	) ^
Class C	(3,925)	(0	) ^	(22,415)	(0	) ^	(12,169)	(0	) ^
Total Dividends and Distributions to Shareholders	(27,118)	(15,790)		(85,453)	(24,376)		(39,148)	(17,091)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	11,161	28,602		197,056	706,950		13,693	267,011
Class A	—	4,178		—	30,026		33,441	—
Class C	55,050	118,890		30,420	719,156		222,094	407,891
Reinvestment of dividends and distributions
Class I	23,035	15,789		61,983	20,423		25,860	17,091
Class A	158	0	^	1,055	361		1,119	0	^
Class C	3,925	0	^	22,415 ^	0	^	12,169	0	^
Redemption fee proceeds
Class I	—	6		—	—		—	—
Cost of shares redeemed
Class I	(20,242)	(29,489)		(138,970)	(67,040)		(14,000)	(110,000)
Class A	—	—		—	—		(1,971)	—
Class C	—	—		(12,117)	(468)		(5,722)	—
Net increase in net assets from share transactions of beneficial interest	73,087	137,976		161,842	1,409,408		286,683	581,993

Total Increase in Net Assets	39,469	108,495		80,177	1,407,429		231,221	556,893

Net Assets:
Beginning of year/period	715,936	607,441		2,344,569	937,140		1,145,114	588,221
End of year/period	$755,405	$715,936		$2,424,746	$2,344,569		$1,376,335	$1,145,114

^	Less than $0.50

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced			Moderately Conservative Balanced				James Alpha Macro
	Allocation Portfolio			Allocation Portfolio				Portfolio
								(Consolidated)

	Six Months Ended	Year Ended		Six Months Ended		Year Ended		Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019		February 29, 2020		August 31, 2019		February 29, 2020	August 31, 2019
	(Unaudited)			(Unaudited)				(Unaudited)
Operations:
Net investment income	$23,440	$8,898		$37,836		$18,063		$123,187	$111,526
Net realized gain (loss) on investments, swaps and foreign currency transactions	(57)	(16,179)		—		(12,605)		18,018	(109,188)
Distribution of realized gains by underlying investment companies	—	12,669		—		21,699		—	446
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currency transactions	(25,362)	(18,081)		(38,794)		(30,827)		(709,114)	918,610
Net increase (decrease) in net assets resulting from operations	(1,979)	(12,693)		(958)		(3,670)		(567,909)	921,394

Distributions to Shareholders:
Total Distributions Paid:
Class I	(10,574)	(10,405)		(27,346)		(19,196)		(545,092)	—
Class A	(8)	(0	) ^	(0	) ^	(0	) ^	(16,935)	—
Class C	(3,600)	(0	) ^	(5,736)		(0	) ^	(24,939)	—
Class S	—	—		—		—		(282,174)	—
Total Dividends and Distributions to Shareholders	(14,182)	(10,405)		(33,082)		(19,196)		(869,140)	—

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	36,348	41,259		36,324		—		348,088	826,663
Class A	15,827	—		—		—		53	79,948
Class C	2,501	179,484		9,801		192,078		576	46,040
Class S	—	—		—		—		1,173,391	1,941,882
Reinvestment of dividends and distributions
Class I	10,574	10,405		27,346		19,196		541,433	—
Class A	8	0	^	0	^	0	^	14,047	—
Class C	3,600	0	^	5,736		0	^	22,918	—
Class S	—	—		—		—		188,893	—
Redemption fee proceeds
Class I	—	—		—		—		—	1,120
Class C	—	—		—		—		—	20
Cost of shares redeemed
Class I	(24)	(48,478)		(14,956)		—		(640,912)	(1,064,163)
Class A	—	—		—		—		(11,878)	(193,399)
Class C	(27,913)	(1,871)		—		—		(60,642)	(405,712)
Class S	—	—		—		—		(1,063,555)	(3,319,306)
Net increase (decrease) in net assets from share transactions of beneficial interest	40,921	180,799		64,251		211,274		512,412	(2,086,907)

Total Increase (Decrease) in Net Assets	24,760	157,701		30,211		188,408		(924,637)	(1,165,513)

Net Assets:
Beginning of year/period	554,322	396,621		931,043		742,635		11,386,065	12,551,578
End of year/period	$579,082	$554,322		$961,254		$931,043		$10,461,428	$11,386,065

^	Less than $0.50

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

					James Alpha Managed
	James Alpha Global		James Alpha Multi Strategy		Risk Domestic
	Real Estate Investments Portfolio		Alternative Income Portfolio		Equity Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$8,539,408	$5,984,711	$38,539	$76,825	$(105,342)	$(103,505)
Net realized gain (loss) on investments, swaps and foreign currency transactions	63,833,313	66,306,632	644,336	(136,397)	(2,754,306)	3,204,851
Net change in unrealized appreciation (depreciation) on investments, short sells, swaps and foreign currency transactions	(67,970,331)	(40,812,095)	(561,883)	(259,031)	2,325,856	(1,247,992)
Net increase (decrease) in net assets resulting from operations	4,402,390	31,479,248	120,992	(318,603)	(533,792)	1,853,354

Distributions to Shareholders:
Total Distributions Paid:
Class I	(48,840,227)	(53,606,176)	(208,737)	(238,673)	(590,141)	(346,245)
Class A	(7,893,593)	(9,742,341)	(857)	(1,404)	(17,236)	(17,384)
Class C	(5,746,558)	(6,789,942)	(2,108)	(4,027)	(31,737)	(26,010)
Class S	(837,187)	(1,421,113)	(23,366)	(58,372)	(240,986)	(1,690,632)
Return of Capital
Class I	—	—	—	(205,106)	—	—
Class A	—	—	—	(1,197)	—	—
Class C	—	—	—	(2,857)	—	—
Class S	—	—	—	(33,160)	—	—
Total Dividends and Distributions to Shareholders	(63,317,565)	(71,559,572)	(235,068)	(544,796)	(880,100)	(2,080,271)

Share Transactions of Beneficial Interest (Note 5):
Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	353,984,187	307,754,153	93,419	77,153	19,580,202	16,993,056
Class A	12,339,040	28,194,681	564	12,579	668,790	348,554
Class C	9,327,903	15,722,284	34	13,027	1,337,650	305,500
Class S	23,590,377	6,336,065	55,763	630,422	1,448,523	5,651,609
Reinvestment of dividends and distributions
Class I	28,976,100	28,563,369	208,633	443,646	470,652	129,268
Class A	6,247,486	7,667,431	857	2,601	14,642	17,383
Class C	4,555,649	5,290,151	1,995	6,709	31,294	26,010
Class S	615,552	1,166,763	15,254	74,459	187,919	1,442,927
Redemption fee proceeds
Class I	—	1,993	—	—	—	65
Class A	—	376	—	—	—	—
Class C	—	281	—	—	—	1
Class S	—	57	—	—	—	24
Cost of shares redeemed
Class I	(100,212,307)	(254,657,851)	(43,173)	(87,440)	(3,661,183)	(1,567,647)
Class A	(14,499,675)	(35,117,510)	(37,075)	(20,400)	(82,450)	(78,873)
Class C	(7,362,151)	(19,034,881)	(71,682)	(86,290)	(149,647)	(124,292)
Class S	(4,267,104)	(15,457,342)	(473,817)	(2,207,534)	(3,578,199)	(14,153,248)
Net increase (decrease) in net assets from share transactions of beneficial interest	313,295,057	76,430,020	(249,228)	(1,141,068)	16,268,193	8,990,337

Total Increase (Decrease) in Net Assets	254,379,882	36,349,696	(363,304)	(2,004,467)	14,854,301	8,763,420

Net Assets:
Beginning of year/period	840,967,101	804,617,405	13,582,922	15,587,389	34,079,963	25,316,543
End of year/period	$1,095,346,983	$840,967,101	$13,219,618	$13,582,922	$48,934,264	$34,079,963

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Managed Risk
	Risk Emerging Markets		James Alpha Hedged
	Equity Portfolio		High Income Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$39,291	$24,369	$1,286,401	$2,577,051
Net realized gain (loss) on investments	(430,861)	250,566	(72,604)	(546,722)
Net change in unrealized depreciation on investments	271,385	(309,025)	(62,550)	(740,062)
Net increase (decrease) in net assets resulting from operations	(120,185)	(34,090)	1,151,247	1,290,267

Distributions to Shareholders:
Total Distributions Paid:
Class I	—	(880,488)	(562,023)	(897,071)
Class A	—	(9,474)	(113,453)	(137,643)
Class C	—	(12,340)	(17,452)	(26,855)
Class S	—	(265,498)	(533,643)	(1,170,969)
Return of Capital			—
Class I	—	—	—	(163,437)
Class A	—	—	—	(31,265)
Class C	—	—	—	(5,110)
Class S	—	—	—	(169,821)
Total Dividends and Distributions to Shareholders	—	(1,167,800)	(1,226,571)	(2,602,171)

Share Transactions of Beneficial Interest (Note 5):
Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	81,705	3,567,435	2,530,611	13,358,341
Class A	141	38,168	965,309	3,307,179
Class C	—	—	67,000	474,090
Class S	309,307	1,131,477	2,728,766	11,373,566
Reinvestment of dividends and distributions
Class I	—	302,735	460,528	878,921
Class A	—	9,474	107,639	159,463
Class C	—	12,340	3,528	9,314
Class S	—	230,029	382,510	1,100,718
Redemption fee proceeds
Class I	—	321	—	527
Class A	—	6	—	30
Class C	—	8	—	6
Class S	—	161	—	—
Cost of shares redeemed
Class I	(310,441)	(4,332,874)	(4,110,606)	(14,971,820)
Class A	(15,006)	(53,366)	(3,606,015)	(1,647,726)
Class C	(20,109)	(37,469)	(148,953)	(340,311)
Class S	(617,807)	(1,621,833)	(6,280,993)	(27,474,743)
Net increase (decrease) in net assets from share transactions of beneficial interest	(572,210)	(753,388)	(6,900,676)	(13,772,445)

Total Increase (decrease) in Net Assets	(692,395)	(1,955,278)	(6,976,000)	(15,084,349)

Net Assets:
Beginning of period	6,119,871	8,075,149	52,333,768	67,418,117
End of period	$5,427,476	$6,119,871	$45,357,768	$52,333,768

See accompanying notes to financial statements.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of twenty nine series. These financial statements include the following twenty-three series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, Moderately Conservative Balanced Allocation Portfolio, the James Alpha Macro Portfolio, the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, and the James Alpha Hedged High Income Portfolio, (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. The James Alpha Macro Portfolio, the James Alpha Global Real Estate Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, and the James Alpha Hedged High Income Portfolio are all managed by James Alpha Advisors, LLC (“James Alpha Advisors”), and all six are supervised by the Manager. With the exception of the James Alpha Macro Portfolio, the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, and the James Alpha Hedged High Income Portfolio, each of the Portfolios is provided with the discretionary advisory services of an investment adviser or advisers identified, retained, supervised and compensated by the Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth, Energy & Basic Materials, Financial Services and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; CLS Investments, LLC serves as Adviser to U.S. Government Money Market; Saratoga Capital Management, LLC serves as Adviser for Investment Quality Bond, Municipal Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation; James Alpha Advisors, LLC serves as Adviser to James Alpha Macro, James Alpha Global Real Estate Investments, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, and James Alpha Hedged High Income. Ranger Global Real Estate Advisors, LLC serves as the sub-adviser to the James Alpha Global Real Estate Investments; Ranger Global Real Estate Advisors, LLC, Bullseye Asset Management LLC, Kellner Private Fund Management, LP and Coherence Capital Partners LLC serve as the sub-advisers to the James Alpha Multi Strategy Alternative Income; EAB Investment Group, LLC serves as the sub-adviser to the James Alpha Managed Risk Domestic Equity and James Alpha Managed Risk Emerging Markets Equity; Concise Capital Management, LP and Amundi Smith Breeden LLC and Coherence Capital Partners LLC serve as sub-advisers to the James Alpha Hedged High Income Portfolio. Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, the James Alpha Macro Portfolio, the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, and the James Alpha Hedged High Income Portfolio are diversified portfolios. The James Alpha Managed Risk Domestic Equity Portfolio and the James Alpha Managed Risk Emerging Markets Equity Portfolio are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced Allocation	Total return consisting of capital appreciation and income
James Alpha Macro	Attractive long-term risk-adjusted returns relative to traditional financial market indices
James Alpha Global Real Estate	Total return consisting of current income and capital appreciation
James Alpha Multi Strategy Alternative Income	Long-term capital appreciation
James Alpha Managed Risk Domestic Equity	Capital appreciation
James Alpha Managed Risk Emerging Markets Equity	Capital appreciation
James Alpha Hedged High Income	High current income

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

Currently, all Portfolios offer Class A, Class C and Class I shares and the James Alpha Portfolios also offer Class S shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a)	Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2020, for the Portfolios’ assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$12,709,510	$—	$—	$12,709,510
Short-Term Investments	573,891	—	—	573,891
Total	$13,283,401	$—	$—	$13,283,401

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$26,119,211	$—	$—	$26,119,211
Short-Term Investments	116,018	—	—	116,018
Total	$26,235,229	$—	$—	$26,235,229

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$9,796,620	$—	$—	$9,796,620
Short-Term Investments	258,570	—	—	258,570
Total	$10,055,190	$—	$—	$10,055,190

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$5,213,971	$—	$—	$5,213,971
Short-Term Investments	198,758	—	—	198,758
Collateral for Securities Loaned	—	192,338	—	192,338
Total	$5,412,729	$192,338	$—	$5,605,067

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:
Advertising	$—	$146,761	$—	$146,761
Aerospace	—	159,189	—	159,189
Apparel	—	201,994	—	201,994
Auto Parts & Equipment	—	305,043	—	305,043
Banks	—	930,746	—	930,746
Beverages	—	418,567	—	418,567
Computers	—	576,743	—	576,743
Electric	—	245,530	—	245,530
Engineering & Construction	208,841	95,065	—	303,906
Entertainment	—	197,329	—	197,329
Home Furnishings	—	215,758	—	215,758
Insurance	158,464	521,330	—	679,794
Internet	—	251,085	—	251,085
Mining	—	326,372	—	326,372
Oil & Gas	—	297,929	—	297,929
Pharmaceuticals	—	819,170	—	819,170
Real Estate	—	193,800	—	193,800
Retail	193,410	378,099	—	571,509
Semi-Conductors	—	131,469	—	131,469
Telecommunications	—	490,257	—	490,257
Short-Term Investments	43,368	—	—	43,368
Collateral for Securities Loaned	—	187,733	—	187,733
Total	$604,083	$7,089,969	$—	$7,694,052

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,663,525	$—	$—	$12,663,525
Short-Term Investments	87,081	—	—	87,081
Total	$12,750,606	$—	$—	$12,750,606

Technology & Communications

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$52,267,878	$—	$—	$52,267,878
Total	$52,267,878	$—	$—	$52,267,878

Energy & Basic Materials

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$983,740	$—	$—	$983,740
Total	$983,740	$—	$—	$983,740

Financial Services

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,164,723	$—	$—	$1,164,723
Short-Term Investments	22,850	—	—	22,850
Total	$1,187,573	$—	$—	$1,187,573

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	566,513	—	—	566,513
Mutual Funds	3,911,768	—	—	3,911,768
Short-Term Investments	206,367	—	—	206,367
Total	$4,684,648	$—	$—	$4,684,648

Municipal Bond

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$38,977	$—	$—	$38,977
Open End Fund	591,460	—	—	$591,460
Short-Term Investment	18,953	—	—	18,953
Total	$649,390	$—	$—	$649,390

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$6,049,000	$—	$6,049,000
Total	$—	$6,049,000	$—	$6,049,000

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$683,926	$—	$—	683,926
Short-Term Investments	70,206	—	—	70,206
Total	$754,132	$—	$—	$754,132

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,794,417	$—	$—	$1,794,417
Short-Term Investments	768,363	—	—	768,363
Total	$2,562,780	$—	$—	$2,562,780

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,151,609	$—	$—	1,151,609
Short-Term Investments	224,448	—	—	224,448
Total	$1,376,057	$—	$—	$1,376,057

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$529,181	$—	$—	529,181
Short-Term Investments	76,384	—	—	76,384
Total	$605,565	$—	$—	$605,565

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$782,521	$—	$—	$782,521
Short-Term Investments	177,753	—	—	177,753
Total	$960,274	$—	$—	$960,274

James Alpha Macro

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,859,876	$—	$—	$4,859,876
Exchange Traded Notes	31,870	—	—	31,870
Mutual Funds	3,277,700	—	—	3,277,700
Short-Term Investments	683,505	—	—	683,505
Total	$8,852,951	$—	$—	$8,852,951

Derivatives
Forward Currency Contracts	$—	$(17,699)	$—	$(17,699)
Total Return Swap	—	251,883	—	251,883
Total	$—	$234,184	$—	$234,184

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

James Alpha Global Real Estate Investments

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$1,097,242,188	$—	$—	$1,097,242,188
Short-Term Investments	742,267	—	—	742,267
Total	$1,097,984,455	$—	$—	$1,097,984,455

James Alpha Multi Strategy Alternative Income

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$567,193	$—	$567,193
Common Stock	10,128,903	—	—	10,128,903
Exchange Traded Funds	164,662	—	—	164,662
Preferred Stock	371,960	—	—	371,960
Closed End Funds	430,546	—	—	430,546
Open End Fund	728,631	—	—	728,631
Short-Term Investments	1,952,650	—	—	1,952,650
Total	$13,777,352	$567,193	$—	$14,344,545
Liabilities*
Common Stock Sold Short	$(1,508,723)	$—	$—	(1,508,723)
Exchange Traded Funds Sold Short	(574,601)	—	—	(574,601)
Closed End Fund Sold Short	(4)	—	—	(4)
Total	$(2,083,328)	$—	$—	$(2,083,328)

James Alpha Managed Risk Domestic Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$43,253,960	$—	$—	$43,253,960
Put Options Purchased	10,547,290	—	—	10,547,290
Short-Term Investments	3,430,760	—	—	3,430,760
Total	$57,232,010	$—	$—	$57,232,010
Derivatives* - Liabilities
Put Options Written	$(5,342,700)	$—	$—	$(5,342,700)
Call Options Written	(17,125)	—	—	(17,125)
Total	$(5,359,825)	$—	$—	$(5,359,825)

James Alpha Managed Risk Emerging Markets Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,667,060	$—	$—	$3,667,060
Put Options Purchased	617,050	—	—	617,050
Short-Term Investments	880,910	—	—	880,910
Total	$5,165,020	$—	$—	$5,165,020
Derivatives* - Liabilities
Put Options Written	$(317,375)	$—	$—	$(317,375)
Call Options Written	(83,075)	—	—	(83,075)
Total	$(400,450)	$—	$—	$(400,450)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

James Alpha Hedged High Income

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$5,566,085	$—	$5,566,085
Bank Loans	—	1,780,606	—	1,780,606
Term Loans	—	—	310,765	310,765
Corporate Bonds	—	17,690,649	160,290	17,850,939
Convertible Bonds	—	139,456	—	139,456
Preferred Stock	4,454,783	—	—	4,454,783
Common Stock	363,714	30,396	549,992	944,102
Exchange Traded Funds	3,182,986	—	—	3,182,986
Mutual Fund	3,713,392	—	—	3,713,392
Closed End Fund	596,447	—	—	596,447
Warrants	—	1,940	—	1,940
Short-Term Investments	2,201,935	—	—	2,201,935
Total	$14,513,257	$25,209,132	$1,021,047	$40,743,436
Liabilities*
U.S. Government Sold Short	$—	$—	$—	—
Corporate Bonds	$—	$1,385,271	$—	$1,385,271
Closed End Fund	4	—	—	4
Total	$4	$1,385,271	$—	$1,385,275
Derivatives*
Long Futures Contracts	14,250	—	—	14,250
Short Futures Contracts	(178,088)	—	—	(178,088)
Credit Default Swaps	—	60,330	—	60,330

It is the Portfolios’ policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.

The following is a reconciliation for the James Alpha Hedged High Income Portfolio for which Level 3 inputs were used in determining value:

	Beginning							Ending
	balance		Change in				Net transfers	balance
	August 31,	Total realized	unrealized		Net		in/(out) of	February 29,
	2019	gain/(loss)	appreciation	Conversion	Purchases	Net Sales	Level 3	2020
Term Loans	$323,891	$399	$(5,173)	$9,197	$—	$(17,549)	$—	$310,765
Corporate Bonds	204,184	21,608	9,010	—	—	(74,512)	—	160,290
Common Stock	607,362	—	(57,370)	—	—	—	—	549,992
Preferred Securities +	—	—	—	—	—	—	—	—

+	Includes a security with $0 market value

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

Quantitative disclosures of unobservable inputs and assumptions used by James Alpha Hedged High Income are below:

Investments in Securities:
Corporate Bonds	Fair Value	Valuation Techniques	Unobservable Input
Constellation Enterprises LLC	0		Potential future cash payments
Interactive/Friend Finder	160,290	Sell Price	Discount for lack of marketability

Term Loans
CE STAR Holdings LLC	0	Independent Valuation	Discount for lack of marketability
Jakks Pacific	310,765

Preferred Stock
Jakks Pacific Inc.	0	No current market

Common Stock
CE STAR	139,805	Independent Valuation	Discount for lack of marketability
A Schulman, Inc.	971
Corium International CVR	1,451
Jakks Pacific Inc.	0
FriendFinder Networks, Inc.	0
			Adjusted by management to reflect
Nebraska book Holidngs, Inc.	133,283	Independent Valuation	current conditions
RA Parent, Inc.	274,482
Total Fair Value Securities	$1,021,047

Fair value securities as a percent of net assets at February 29, 2020, were 2.25%.

Consolidation of Subsidiary – James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the company’s law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

		SPC Net Assets at	% of Fund Net Assets at
	Inception Date of SPC	February 29, 2020	February 29, 2020
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$531,720	5.08%

(b)	Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2019 (for the tax year ended December 31, 2018 for the James Alpha Global Real Estate Investments Portfolio), available to offset future capital gains, if any, are as follows:

			Non-Expiring	Non-Expiring
	Expiring/Expired	Short-Term	Long-Term	Total	Utilized
Large Capitalization Value	$—	$—	$54,436	$54,436	$—
Large Capitalization Growth	—	—	—	—	—
Mid Capitalization	—	—	—	—	—
Small Capitalization	—	342,495	—	342,495	—
International Equity	—	1,039,574	250,301	1,289,875	—
Health & Biotechnology	—	—	—	—	—
Technology & Communications	—	—	—	—	—
Energy & Basic Materials	—	767,702	—	767,702	—
Financial Services	—	—	—	—	—
Investment Quality Bond	—	14,123	17,703	31,826	—
Municipal Bond	—	11,634	9,714	21,348	—
U.S. Government Money Market	—	—	—	—	—
Aggressive Balanced Allocation	—	—	—	—	—
Conservative Balanced Allocation	—	—	—	—	—
Moderate Balanced Allocation	—	—	—	—	—
Moderately Aggressive Balanced Allocation	—	—	—	—	—
Moderately Conservative Balanced Allocation	—	—	—	—	—
James Alpha Macro	—	506,647	841,100	1,347,747	—
James Alpha Global Real Estate Investments	—	—	—	—	—
James Alpha Multi Strategy Alternative Income	—	—	—	—	—
James Alpha Managed Risk Domestic Equity	—	—	—	—	84,917
James Alpha Managed Risk Emerging Markets Equity	—	—	—	—	—
James Alpha Hedged High Income	—	50,410	1,364,410	1,414,820	50,279
	—

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2016-2018 returns and expected to be taken in the Portfolios’ 2019 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended August 31, 2019, the Portfolios did not incur any interest or penalties.

(c)	Security Transactions and Other Income

Security transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d)	Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communication	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Monthly	Annually
Municipal Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually
James Alpha Macro	Annually	Annually
James Alpha Global Real Estate Investments	Quarterly	Quarterly
James Alpha Multi Strategy Alternative Income	Quarterly	Annually
James Alpha Managed Risk Domestic Equity	Annually	Annually
James Alpha Managed Risk Emerging Markets Equity	Annually	Annually
James Alpha Hedged High Income	Monthly	Annually

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e)	Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f)	Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g)	Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h)	Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. For the James Alpha Macro, James Alpha Global Real Estate Investments, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, and James Alpha Hedged High Income management fees are payable to the Advisor monthly and are computed daily at the annual rates of 1.10%, 0.90%, 2.00%, 1.20%, 1.20% and 1.70% respectively, of the Portfolio’s average daily net assets. The Manager receives an annual supervision fee which is the greater of 0.10% of those Portfolios’ average daily net assets decreasing at various asset levels or a minimum of $15,000 per Portfolio annually paid out monthly.

For the six months ended February 29, 2020, the Manager waived $20,213 for International Equity, $3,177 for Energy & Basic Materials, $1,555 for Financial Services, $3,425 for Municipal Bond, $706 for U.S. Government Money Market, $4,036 for Aggressive Balanced Allocation, $8,452 for Conservative Balanced Allocation, $5,056 for Moderate Balanced Allocation, $3,082 for Moderately Aggressive Balanced Allocation, and $3,584 for Moderately Conservative Balanced Allocation; James Alpha Advisors waived $68,560, $497,499, $109,656, $25,714, $27,758, $222,593, respectively, for James Alpha Macro, James Alpha Global Real Estate Investments, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, James Alpha Hedged High Income.

(b) Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of GFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager and James Alpha Advisors, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of James Alpha Macro, James Alpha Global Real Estate Investments, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, James Alpha Hedged High Income, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, James Alpha Advisors or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets. For the six months ended February 29, 2020 the Distributor waived $681 in fees for the Municipal Bond Portfolio and $327 in fees for the U.S. Government Money Market Portfolio.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class S shares are offered at net asset value.

For the six months ended February 29, 2020, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

	Distributor Sales Charges	CDSC’s
Portfolio	Class A	Class C
Large Capitalization Value	$10	$84
Large Capitalization Growth	436	403
Mid Capitalization	56	37
Small Capitalization	4	19
International Equity	—	16
Health & Biotechnology	327	100
Technology & Communications	454	457
Energy & Basic Materials	370	—
Financial Services	—	—
Investment Quality Bond	—	71
Municipal Bond	7	66
U.S Government Money Market	—	229
Aggressive Balanced Allocation	—	1
Moderate Balanced Allocation	262	76
Conservative Balanced Allocation	—	98
Moderately Aggressive Balanced Allocation	—	4
Moderately Conservative Balanced Allocation	—	98
James Alpha Macro	—	6
James Alpha Global Real Estate Investments	150,294	91,323
James Alpha Multi Strategy Alternative Income	—	—
James Alpha Managed Risk Domestic Equity	2,296	12,877
James Alpha Managed Risk Emerging Markets Equity	45	—
James Alpha Hedged High Income	580	670

(d) The Trust and the Manager and the Trust and James Alpha Advisors on behalf of the James Alpha Macro, the James Alpha Global Real Estate, the James Alpha Multi Strategy Alternative Income, the James Alpha Managed Risk Domestic Equity, the James Alpha Managed Risk Emerging Markets Equity and the James Alpha Hedged High Income, have entered into Excess Expense Agreements (the “Expense Agreements”).

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

In connection with the Expense Agreements, the Manager is currently voluntarily waiving, and James Alpha Advisors is currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at February 29, 2020, for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value, Large Capitalization Growth, Mid Capitalization, and Small Capitalization; 1.65%, 2.25% and 1.25% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90%, for Class A, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 1.50%, 2.25%, 1.25%, and 0.94% for Class A, C, I and S shares, respectively, of James Alpha Macro; 1.69%, 2.37%, 1.19% and 0.99% (1.99% for Class S shares prior to June 1, 2019) for Class A, C, I and S shares, respectively, of James Alpha Global Real Estate Investments; 2.24%, 2.99, 1.99% and 1.49% (2.75%, 3.50%, 2.50% and 2.50% prior to January 1, 2019) for Class A, C, I and S shares, respectively, of James Alpha Multi Strategy Alternative Income; 1.99%, 3.00%, 1.79% and 1.34% (2.45%, 3.20%, 1.99% and 1.99% prior to January 1, 2019) for Class A, C, I and S shares, respectively, of James Alpha Managed Risk Domestic Equity; 2.25%, 3.00%, 1.79% and 1.34% (2.45%, 3.20%, 1.99% and 1.99% prior to January 1, 2019) for Class A, C, I and S shares, respectively, of James Alpha Managed Risk Emerging Markets Equity; 2.39%, 2.99%, 1.85% and 1.39% for Class A, C, I and S shares, respectively, of James Alpha Hedged High Income. For the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) the expense caps are 1.04%, 0.79% and 1.79% for Classes A, I and C shares respectively. Under the terms of the Expense Agreements, the Manager and James Alpha Advisors are permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2020. The Expense Agreement with James Alpha Advisors shall continue through December 31, 2020.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2020		8/31/2021		8/31/2022
International Equity	3,352		26,037		35,063
Energy & Basic	10,970		11,040		1,176
Financial Services	10,521		8,438		5,723
Investment Quality Bond	9,558		21,839		—
Municipal Bond	23,006		21,167		11,221
U.S. Government Money Market	45,872		7,716		334
Aggressive Balanced Allocation	—		9,362		14,174
Conservative Balanced Allocation	—		6,975		14,354
Moderate Balanced Allocation	—		6,952		9,835
Moderately Aggressive Balanced Allocation	—		6,776		7,186
Moderately Conservative Balanced Allocation	—		7,446		12,132
James Alpha Macro	125,550	+	90,665	+	99,260	+
James Alpha Global Real Estate Investments	748,521	*	759,176	*	808,019	**
James Alpha Multi Strategy Alternative Income	77,000	+	92,414	+	176,432	+
James Alpha Managed Risk Domestic Equity	41,063	+	68,373	+	117,016	+
James Alpha Managed Risk Emerging Markets Equity	21,891	+	16,978	+	58,110	+
James Alpha Hedged High Income	117,074	+	96,578	+	270,139	+

*	The available waived expenses subject to potential recovery for Class C and Class I Shares.

**	The available waived expenses subject to potential recovery for Class I.

+	The available waived expenses subject to potential recovery for Class A, Class C and Class I Shares.

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the six months ended February 29, 2020, the amount received by the participating Portfolios under this arrangement was as follows: Large Capitalization Value, $13,350; Health & Biotechnology, $151; and Technology & Communications, $3,208. These amounts are included with the realized gain/loss for each Portfolio in the Statement of Operations.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

(f) Affiliated Investments — Companies which are affiliates of the Portfolios at February 29, 2020, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments; James Alpha Hedged High Income which is managed by James Alpha Advisors, LLC, are detailed below:

					Change in
					Unrealized
	Value at			Realized Gain	Appreciation		Value at	Shares at
Affiliated Holding	8/31/2019	Purchases	Sales	(Loss)	(Depreciation)	Income	2/29/2020	2/29/2020
Aggressive Balanced Allocation
James Alpha Macro Portfolio, Cl I	44,373	3,466	—	—	$(5,742)	$3,466	$42,097	4,844
James Alpha Multi Strategy Alternative Income , Cl I	—	16,582	—	—	(424)	—	16,158	1,791
Saratoga Energy & Basic Materials Portfolio, CL I	12,942	1,387	—	—	(1,891)	—	12,438	1,415
Saratoga Health & Biotechnology Portfolio, CL I	23,237	2,801	—	—	128	998	26,166	1,219
Saratoga Large Capitalization Growth Portfolio, Cl I	154,755	31,841	—	—	(18,465)	23,239	168,131	7,709
Saratoga Mid Capitalization Portfolio, CL I	64,490	5,535	—	—	(1,780)	262	68,245	5,950
Saratoga Technology & Communications Portfolio, CL I	23,812	2,473	—	—	(287)	947	25,998	1,074
Conservative Balanced Allocation
James Alpha Macro Portfolio, CL I	98,398	7,685	—	—	(12,733)	7,685	93,350	10,742
Saratoga Large Capitalization Growth Portfolio	484,907	115,608	—	—	(59,495)	75,849	541,020	24,806
Saratoga Mid Capitalization Portfolio, CL I	154,789	11,085	—	—	(3,658)	648	162,216	14,143
Moderate Balanaced Allocation
James Alpha Macro Portfolio, CL I	74,561	5,823	—	—	(9,649)	5,823	70,735	7,494
James Alpha Multi Strategy Alternative Income , Cl I	—	18,331	—	—	(512)	—	17,819
Saratoga Energy & Basic Materials Portfolio, CL I	13,106	3,736	—	—	(2,265)	—	14,577	1,296
Saratoga Health & Biotechnology Portfolio, CL I	23,737	6,653	—	—	(197)	1,049	30,193	1,123
Saratoga Large Capitalization Growth Portfolio, CL I	228,106	80,593	—	—	(30,900)	35,142	277,799	9,329
Saratoga Mid Capitalization Portfolio, CL I	127,897	28,661	—	—	(5,164)	535	151,394	10,941
Saratoga Technology & Communications Portfolio, CL I	20,294	5,187	—	—	(564)	829	24,917	836
Moderately Aggressive Balanced Allocation
James Alpha Macro Portfolio, Cl I	38,429	5,748	—	—	(5,312)	3,199	38,865	4,472
James Alpha Multi Strategy Alternative Income , Cl I	—	9,724	—	—	(231)	—	9,493	1,052
Saratoga Energy & Basic Materials Portfolio, CL I	7,708	909	—	—	(1,152)	—	7,465	849
Saratoga Health & Biotechnology Portfolio, CL I	14,722	2,103	—	—	160	675	16,985	791
Saratoga Large Capitalization Growth Portfolio, CL I	112,828	27,367	—	—	(13,735)	17,897	126,460	5,798
Saratoga Mid Capitalization Portfolio, CL I	54,049	5,685	—	—	(1,246)	235	58,488	5,099
Saratoga Technology & Communications Portfolio, CL I	12,973	1,582	—	—	(87)	545	14,468	598
Moderately Conservative Balanced Allocation
James Alpha Macro Portfolio, Cl I	79,253	6,190	—	—	(10,256)	6,190	75,187	8,652
Saratoga Large Capitalization Growth Portfolio, Cl I	188,344	38,447	—	—	(22,405)	29,377	204,386	9,371
Saratoga Mid Capitalization Portfolio, CL I	107,746	6,296	—	—	(2,260)	457	111,782	9,746
James Alpha Macro
James Alpha Structured Credit Value Portfolio, Cl S	1,806,877	100,000	—	—	(16,518)	81,948	1,890,359	181,416
James Alpha Multi Strategy Alternative Income
James Alpha Structured Credit Value Portfolio, Cl S	1,037,609	—	(301,000)	7,819	(15,797)	35,050	728,631	69,926
James Alpha Hedged High Income
James Alpha Structured Credit Value Portfolio, Cl S	5,037,487	—	(1,283,033)	52,121	(93,183)	143,738	3,713,392	356,372

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended February 29, 2020, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$4,690,630	$5,577,381
Large Capitalization Growth	10,470,642	13,753,580
Mid Capitalization	2,172,239	2,345,374
Small Capitalization	2,829,564	2,872,907
International Equity	1,972,598	3,142,539
Health & Biotechnology	666,376	2,222,111
Technology & Communications	4,199,134	7,523,367
Energy & Basic Materials	399,209	298,288
Financial Services	666,376	685,673
Investment Quality Bond	232,930	275,000
Municipal Bond	4,942	40,002
Aggressive Balanced Allocation	99,042	11,179
Conservative Balanced Allocation	—	239,394
Moderate Balanced Allocation	277,074	7,872
Moderately Aggressive Balanced Allocation	81,416	5,708
Moderately Conservative Balanced Allocation	84,017	—
James Alpha Macro	3,703,290	2,801,942
James Alpha Global Real Estate Investments	1,289,823,503	947,858,378
James Alpha Multi Strategy Alternative Income	11,455,079	13,037,079
James Alpha Managed Risk Domestic Equity	60,249,463	46,454,063
James Alpha Managed Risk Emerging Markets Equity	5,878,697	6,456,287
James Alpha Hedged High Income	47,317,812	59,278,232

(b) Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

(c) Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

(d) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(e) Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(f) Short Sales – Certain portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

(g) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 29, 2020, were as follows:

			Location of derivatives on
			Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
James Alpha Macro
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward currency exchange contracts	$(17,699)
	Swap Contracts	Equity	Unrealized appreciation on swaps	251,883
			Totals	$234,184
James Alpha Managed Risk Domestic Equity
	Put options purchased	Equity	Investments, at value	$10,547,290
	Put options written	Equity	Options written	(5,342,700)
	Call options written	Equity	Options written	(17,125)
			Totals	$5,187,465
James Alpha Managed Risk Emerging Market Equity
	Put options purchased	Equity	Investments, at value	$617,050
	Put options written	Equity	Options written	(317,375)
	Call options written	Equity	Options written	(83,075)
			Totals	$216,600
James Alpha Hedged High Income
	Futures Contracts	Interest Rate	Unrealized appreciation on futures	$14,260
	Futures Contracts	Interest Rate	Unrealized depreciation on futures	(178,089)
	Swap Contracts	Interest Rate	Unrealized appreciation on swaps	60,330
			Totals	$(103,499)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the six months ended February 29, 2020, were as follows:

				Realized and unrealized gain
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
James Alpha Macro
	Swaps Contracts
		Net realized loss on swaps
			Equity	$—
		Net change in unrealized depreciation on swaps
			Equity	$(293,216)
James Alpha Multi Strategy Alternative Income
	Options
		Net realized gain on options purchased
			Equity	$7,952
		Net realized gain on options written
			Equity	489
			Totals	$8,441
		Net change in unrealized appreciation on options purchased
			Equity	576
		Net change in unrealized depreciation on options written
			Equity	(161)
			Totals	$415
James Alpha Managed Risk Domestic Equity
	Options
		Net realized loss on options purchased
			Equity	$(4,455,026)
		Net realized gain on options written
			Equity	108,286
			Totals	$(4,346,740)
		Net change in unrealized appreciation on options purchased
			Equity	9,099,290
		Net change in unrealized depreciation on options written
			Equity	(4,888,360)
			Totals	$4,210,930
	Swaps
		Net realized gain on swaps
			Equity	$112,845
		Net change in unrealized appreciation on swaps
			Equity	$—
James Alpha Managed Risk Emerging Markets Equity
	Options
		Net realized loss on options purchased
			Equity	$(614,448)
		Net realized loss on options written
			Equity	(52,619)
			Totals	$(667,067)
		Net change in unrealized depreciation on options purchased
			Equity	536,890
		Net change in unrealized appreciation on options written
			Equity	(322,106)
			Totals	$214,784
	Swaps
		Net realized gain on swaps
			Equity	$65,873
		Net change in unrealized appreciation on swaps
			Equity	$—

James Alpha Hedged High Income
	Futures
		Net realized loss from futures contracts
			Interest Rate	$(52,955)
		Net change in unrealized depreciation on futures contracts
			Interest Rate	$(47,434)

	Swaps
		Net realized loss from swaps
			Interest Rate	$(151,772)
		Net change in unrealized depreciation on swaps
			Interest Rate	$(161,788)

	Forward Contracts
		Net realized loss from forward contracts
			Foreign Exchange	$4,833
		Net change in unrealized depreciation on forward contracts
			Foreign Exchange	$(7,367)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of August 31, 2019.

		Gross Amounts not offset in the
		(Consolidated) Statements of Assets
		and Liabilities
	Gross Amounts Recognized
	in (Consolidated)	Financial
	Statements of Assets and	Instruments		Cash Collateral	Net Amount
	Liabilities	Pledged		Pledged	of Assets
Small Capitalization
Description of Liability
Securities Loaned	$192,338	$192,338		$—	$—

James Alpha Macro
Description of Asset
Total Return Swaps	$251,883	$—		$251,883	$—

James Alpha Multi Strategy Alternative Income
Description of Liability
Securities Sold Short	$2,083,328	$2,083,328	(1)	$—	$—

James Alpha Managed Risk Domestic Equity
Description of Liability
Options Written	$323,683	$323,683	(1)	$—	$—

James Alpha Managed Risk Emerging Market Equity
Description of Liability
Options Written	$99,029	$99,029	(1)	$—	$—

James Alpha Hedged High Income
Description of Asset
Credit Default Swaps	$60,330	$—		$60,330	$—
Long Futures Contracts	14,250	—		14,250	—
Description of Liability
Credit Default Swaps	$433,018	$—		$433,018	$—
Short Futures Contracts	178,089	—		178,089	—

1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

4.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At February 29, 2020, the following portfolios loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in repurchase agreements as shown in the Schedules of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities.

	Market Value of	Market Value	Value of
Portfolio	Loaned Securities	of Collateral	Non-cash Collateral
Small Capitalization	$953,037	$972,989	$780,860
International Equity	178,724	187,733	187,733
Health & Biotechnology	562,859	574,181	574,181
Technology & Communications	4,048,910	4,132,669	4,132,669

At February 29, 2020, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Percentage of Total
Portfolio	Investment Income
Large Capitalization Value	1.65%
Large Capitalization Growth	0.47%
Mid Capitalization	0.56%
Small Capitalization	1.57%
International Equity	0.26%
Health & Biotechnology	0.27%
Technology & Communications	0.20%
Investment Quality Bond	0.04%

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019
Large Capitalization Value
Issued	33,674	41,343	1,435	8,986	431	5,591
Redeemed	(60,807)	(109,841)	(963)	(16,902)	(7,530)	(28,802)
Reinvested from Dividends	—	44,158	—	663	—	2,807
Net Increase (Decrease) in Shares	(27,133)	(70,212)	472	(548)	(7,099)	(20,404)
Large Capitalization Growth
Issued	43,972	150,104	737	23,841	5,163	33,257
Redeemed	(116,894)	(302,724)	(9,019)	(53,737)	(72,487)	(410,861)
Reinvested from Dividends	140,895	203,485	7,046	15,458	47,052	146,534
Net Increase (Decrease) in Shares	67,973	(108,827)	(1,236)	(11,187)	(20,272)	(231,070)
Mid Capitalization
Issued	48,026	42,546	579	13,132	411	2,026
Redeemed	(65,898)	(122,764)	(10,840)	(79,527)	(8,941)	(46,268)
Reinvested from Dividends	—	79,522	16	20,773	—	7,178
Net Increase (Decrease) in Shares	(17,872)	(42,198)	(10,245)	(10,482)	(8,530)	(37,064)
Small Capitalization
Issued	55,279	25,427	1,023	10,109	774	3,066
Redeemed	(59,389)	(145,009)	(996)	(7,458)	(13,926)	(70,068)
Reinvested from Dividends	—	124,142	—	1,094	—	22,596
Net Increase (Decrease) in Shares	(4,110)	(141,478)	27	(665)	(13,152)	(44,406)
International Equity
Issued	24,784	312,314	109	22,486	182	780
Redeemed	(155,238)	(466,521)	(2,092)	(16,187)	(878)	(12,802)
Reinvested from Dividends	16,978	6,718	668	158	—	—
Net Increase (Decrease) in Shares	(113,476)	(147,489)	(1,315)	6,457	(696)	(12,022)
Health & Biotechnology
Issued	13,752	15,595	2,311	48,454	1,028	2,483
Redeemed	(30,306)	(89,304)	(31,726)	(39,540)	(3,723)	(83,107)
Reinvested from Dividends	11,781	58,379	11,372	43,483	2,745	25,320
Net Increase (Decrease) in Shares	(4,773)	(15,330)	(18,043)	52,397	50	(55,304)
Technology & Communications
Issued	130,602	173,405	19,903	139,529	6,822	32,865
Redeemed	(164,488)	(240,416)	(112,290)	(172,145)	(45,772)	(190,965)
Reinvested from Dividends	40,933	46,287	31,062	32,395	24,746	32,425
Net Increase (Decrease) in Shares	7,047	(20,724)	(61,325)	(221)	(14,204)	(125,675)
Energy & Basic Materials
Issued	9,941	21,635	7,513	1,077	5	47
Redeemed	(5,927)	(48,626)	(24,010)	(5,384)	(174)	(4,154)
Net Increase (Decrease) in Shares	4,014	(26,991)	(16,497)	(4,307)	(169)	(4,107)
Financial Services
Issued	17,833	19,013	99	1,821	7	78
Redeemed	(18,512)	(31,130)	(237)	(1,790)	(989)	(7,474)
Reinvested from Dividends	2,907	22,023	236	1,716	18	1,503
Net Increase (Decrease) in Shares	2,228	9,906	98	1,747	(964)	(5,893)
Investment Quality Bond
Issued	58,854	32,412	5	14,756	748	2,030
Redeemed	(38,272)	(124,996)	(310)	(8,460)	(7,532)	(30,562)
Reinvested from Dividends	2,133	6,299	44	86	14	180
Net Increase (Decrease) in Shares	22,715	(86,285)	(261)	6,382	(6,770)	(28,352)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

	Class I Shares		Class A Shares			Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019		February 29, 2020	August 31, 2019
Municipal Bond
Issued	106	344	185	14,600		810	868
Redeemed	(2,029)	(4,441)	—	(6,294)		(4,691)	(16,118)
Reinvested from Dividends	30	66	4	2		4	22
Net Increase (Decrease) in Shares	(1,893)	(4,031)	189	8,308		(3,877)	(15,228)
U.S. Government Money Market
Issued	891,983	3,513,381	53,967	484,282		100,566	247,955
Redeemed	(1,272,927)	(5,258,966)	(74,583)	(620,100)		(152,498)	(591,133)
Reinvested from Dividends	12,411	76,376	224	2,148		22	721
Net Increase (Decrease) in Shares	(368,533)	(1,669,209)	(20,392)	(133,670)		(51,910)	(342,457)
Aggressive Balanced Allocation
Issued	1,084	2,923	—	437		5,240	11,702
Redeemed	(1,958)	(2,969)	—	—		—	—
Reinvested from Dividends	2,250	1,729	15	—	**	383	— **
Net Increase in Shares	1,376	1,683	15	437		5,623	11,702
Conservative Balanced Allocation
Issued	19,619	70,836	—	3,033		2,901	69,944
Redeemed	(13,980)	(6,683)	—	—		(1,226)	(46)
Reinvested from Dividends	5,393	2,162	102	38		2,183	— **
Net Increase in Shares	11,032	66,315	102	3,071		3,858	69,898
Moderate Balanced Allocation
Issued	1,319	26,148	3,230	—		20,957	39,708
Redeemed	(1,344)	(11,176)	(185)	—		(555)	—
Reinvested from Dividends	2,503	1,840	108	—	**	1,178	— **
Net Increase in Shares	2,478	16,812	3,153	—	**	21,580	39,708
Moderately Aggressive Balanced Allocation
Issued	3,674	4,202	1,540	—		244	17,805
Redeemed	(2)	(5,429)	—	—		(2,887)	(186)
Reinvested from Dividends	1,032	1,147	1	—	**	351	— **
Net Increase (Decrease) in Shares	4,704	(80)	1,541	—	**	(2,292)	17,619
Moderately Conservative Balanced Allocation
Issued	4,008	—	—	—		955	19,150
Redeemed	(1,475)	—	—	—		—	—
Reinvested from Dividends	2,355	2,119	— **	—	**	571	— **
Net Increase in Shares	4,888	2,119	— **	—	**	1,526	19,150

**	Amount represents less than 0.5 shares.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

	Class I Shares		Class A Shares		Class C Shares		Class S Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019	February 29, 2020	August 31, 2019
James Alpha Macro
Issued	36,048	88,839	5	8,517	65	5,406	123,800	211,591
Redeemed	(66,964)	(115,536)	(1,268)	(21,178)	(6,735)	(45,755)	(111,673)	(361,817)
Reinvested from Dividends	60,092	—	1,564	—	2,674	—	20,895	—
Net Increase (Decrease) in Shares	29,176	(26,697)	301	(12,661)	(3,996)	(40,349)	33,022	(150,226)

James Alpha Global Real Estate Investments
Issued	18,142,339	16,966,533	668,390	1,590,212	501,455	876,827	1,246,290	347,915
Redeemed	(5,268,858)	(14,295,527)	(791,467)	(2,007,539)	(395,828)	(1,077,821)	(221,377)	(853,611)
Reinvested from Dividends	1,542,693	1,613,296	344,867	448,892	249,346	306,248	32,515	65,720
Net Increase (Decrease) in Shares	14,416,174	14,485,254	221,790	889,845	354,973	507,262	1,057,428	1,085,047

James Alpha Multi Strategy Alternative Income
Issued	10,138	8,359	63	1,402	4	1,441	6,078	69,025
Redeemed	(4,727)	(9,619)	(4,083)	(2,207)	(8,073)	(9,699)	(51,407)	(244,056)
Reinvested from Dividends	23,069	49,437	95	289	226	764	1,673	8,234
Net Increase (Decrease) in Shares	28,480	48,177	(3,925)	(516)	(7,843)	(7,494)	(43,656)	(166,797)

James Alpha Managed Risk Domestic Equity
Issued	1,850,186	1,665,054	63,687	34,163	129,888	30,456	135,095	538,632
Redeemed	(346,970)	(152,455)	(7,871)	(7,476)	(14,521)	(12,360)	(332,955)	(1,347,332)
Reinvested from Dividends	44,739	13,110	1,406	1,776	3,059	2,681	17,645	145,310
Net Increase (Decrease) in Shares	1,547,955	(108,496)	57,222	(14,774)	118,426	81	(180,215)	1,883,600

James Alpha Managed Risk Emerging Markets Equity
Issued	9,608	392,735	16	4,606	—	—	35,710	129,129
Redeemed	(36,095)	(515,063)	(1,766)	(5,777)	(2,420)	(4,441)	(71,359)	(187,090)
Reinvested from Dividends	—	36,343	—	1,144	—	1,518	—	27,515
Net Increase (Decrease) in Shares	(26,487)	(280,354)	(1,750)	(3,639)	(2,420)	(709)	(35,649)	245,133

James Alpha Hedged High Income
Issued	277,095	1,460,636	106,818	363,704	7,417	52,054	295,364	1,231,591
Redeemed	(450,971)	(1,640,460)	(397,621)	(181,710)	(16,417)	(37,282)	(675,076)	(2,984,091)
Reinvested from Dividends	50,622	96,697	11,903	17,608	389	1,027	41,492	119,884
Net Increase (Decrease) in Shares	(123,254)	(83,127)	(278,900)	199,602	(8,611)	15,799	(338,220)	(1,632,616)

**	Amount represents less than 0.5 shares.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 29, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Large Capitalization Value	$13,357,741	$824,997	$(899,337)	$(74,340)
Large Capitalization Growth	24,232,380	3,140,194	(1,137,345)	2,002,849
Mid Capitalization	8,266,057	2,271,241	(482,108)	1,789,133
Small Capitalization	5,128,802	811,460	(335,195)	476,265
International Equity	7,787,737	551,047	(644,732)	(93,685)
Health & Biotechnology	10,617,747	2,132,892	—	2,132,892
Technology & Communications	23,876,348	28,816,874	(425,344)	28,391,530
Energy & Basic Materials	1,148,664	44,231	(209,155)	(164,924)
Financial Services	394,596	827,297	(34,320)	792,977
Investment Quality Bond	4,519,303	165,345	—	165,345
Municipal Bond	642,770	6,620	—	6,620
U.S. Government Money Market	6,049,000	—	—	—
Aggressive Balanced Allocation	805,543	4,539	(55,950)	(51,411)
Conservative Balanced Allocation	2,656,899	27,929	(122,048)	(94,119)
Moderate Balanced Allocation	1,459,118	10,900	(93,961)	(83,061)
Moderately Aggressive Balanced Allocation	644,559	5,501	(44,495)	(38,994)
Moderately Conservative Balanced Allocation	1,010,771	10,541	(61,038)	(50,497)
James Alpha Macro	9,176,434	354,851	(444,150)	(89,299)
James Alpha Global Real Estate Investments	1,289,483,891	12,557,031	(204,056,467)	(191,499,436)
James Alpha Multi Strategy Alternative Income	12,697,449	1,289,465	(1,725,697)	(436,232)
James Alpha Managed Risk Domestic Equity	49,928,062	9,686,215	(2,382,267)	7,303,948
James Alpha Managed Risk Emerging Markets Equity	4,911,612	550,792	(297,384)	253,408
James Alpha Hedged High Income	44,840,086	1,517,763	(5,614,414)	(4,096,651)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the period ended August 31, 2019 (for the period ended December 31, 2018 for the James Alpha Global Real Estate Investments Portfolio) was as follows:

For fiscal year ended	Ordinary	Tax Exempt	Long-Term	Return of
8/31/2019	Income	Income	Capital Gains	Capital	Total
Large Capitalization Value	$972,453	$—	$—	$—	$972,453
Large Capitalization Growth	668,949	—	7,028,278	—	7,697,227
Mid Capitalization	177,674	—	983,364	—	1,161,038
Small Capitalization	58,581	—	774,167	—	832,748
International Equity	61,912	—	—	—	61,912
Health & Biotechnology	—	—	2,723,166	—	2,723,166
Technology & Communications	—	—	2,232,550	—	2,232,550
Energy & Basic Materials	—	—	—	—	—
Financial Services	—	—	221,706	—	221,706
Investment Quality Bond	66,738	—	—	—	66,738
Municipal Bond	107	678	—	—	785
U.S. Government Money Market	82,106	—	—	—	82,106
Aggressive Balanced Allocation	15,790	—	—	—	15,790
Conservative Balanced Allocation	24,376	—	—	—	24,376
Moderate Balanced Allocation	17,091	—	—	—	17,091
Moderately Aggressive Balanced Allocation	10,127	—	278	—	10,405
Moderately Conservative Balanced Allocation	19,196	—	—	—	19,196
James Alpha Macro	—	—	—	—	—
James Alpha Global Real Estate Investments	61,134,735	—	—	—	61,134,735
James Alpha Multi Strategy Alternative Income	302,476	—	—	242,320	544,796
James Alpha Managed Risk Domestic Equity	1,584,240	—	496,031	—	2,080,271
James Alpha Managed Risk Emerging Markets Equity	365,924	—	801,876	—	1,167,800
James Alpha Hedged High Income	2,232,538	—	—	369,633	2,602,171
James Alpha Momentum	1,989,363	—	—	—	1,989,363

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

The tax character of dividends paid during the period ended August 31, 2018 (for the period ended December 31, 2017 for the James Alpha Global Real Estate Investments Portfolio) was as follows:

For fiscal year ended	Ordinary	Tax Exempt	Long-Term	Return of
8/31/2018	Income	Income	Capital Gains	Capital	Total
Large Capitalization Value	$422,486	—	$152,534	$747,170	1,322,190
Large Capitalization Growth	200,100	—	2,150,159	—	2,350,259
Mid Capitalization	16,217	—	1,017,612	—	1,033,829
Small Capitalization	—	—	—	—	—
International Equity	1,388	—	—	—	1,388
Health & Biotechnology	—	—	2,827,827	—	2,827,827
Technology & Communications	104,762	—	3,889,815	—	3,994,577
Energy & Basic Materials	—	—	—	—	—
Financial Services	—	—	—	—	—
Investment Quality Bond	43,639	—	45,434	—	89,073
Municipal Bond	360	3,033	—	—	3,393
U.S. Government Money Market	28,143	—	—	—	28,143
Aggressive Balanced Allocation	—	—	—	—	—
Conservative Balanced Allocation	—	—	—	—	—
Moderate Balanced Allocation	—	—	—	—	—
Moderately Aggressive Balanced Allocation	—	—	—	—	—
Moderately Conservative Balanced Allocation	—	—	—	—	—
James Alpha Macro	—	—	—	—	—
James Alpha Global Real Estate Investments	46,835,364	—	1,406,514	—	48,241,878
James Alpha Multi Strategy Alternative Income	—	—	—	592,158	592,158
James Alpha Managed Risk Domestic Equity	308,978	—	—	—	308,978
James Alpha Managed Risk Emerging Markets Equity	693,736	—	—	—	693,736
James Alpha Hedged High Income	1,811,018	—	—	270,043	2,081,061

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, reclassification of Fund distributions, foreign currency exchange gains (losses), paydowns, real estate investment trusts, partnerships, swap gains (losses), C-Corporation return of capital distributions, capitalization in lieu of dividend payments, trust preferred securities, resulted in reclassification for the tax year ended August 31, 2019 (except for the James Alpha Global Real Estate Investments Portfolio in which its December 31, 2018 reclassifications for permanent book and tax differences have been adjusted for August 31, 2019 activity) as follows:

	Paid	Distributable
	In	or Accumulated
	Capital	Earnings (Loss)
Large Capitalization Value	$(17,091)	$17,091
Large Capitalization Growth	(84,435)	84,435
Mid Capitalization	(126,754)	126,754
Small Capitalization	(1,015)	1,015
International Equity	—	—
Health & Biotechnology	(66,086)	66,086
Technology & Communications	(167,709)	167,709
Energy & Basic Materials	(7,781)	7,781
Financial Services	(193,699)	193,699
Investment Quality Bond	—	—
Municipal Bond	—	—
U.S. Government Money Market	—	—
Aggressive Balanced Allocation	—	—
Conservative Balanced Allocation	—	—
Moderate Balanced Allocation	—	—
Moderately Aggressive Balanced Allocation	—	—
Moderately Conservative Balanced Allocation	—	—
James Alpha Macro	—	—
James Alpha Global Real Estate Investments	—	—
James Alpha Multi Strategy Alternative Income	(143,944)	143,944
James Alpha Managed Risk Domestic Equity	(196)	196
James Alpha Managed Risk Emerging Markets Equity	(321,463)	321,463
James Alpha Hedged High Income	—	—

Net assets were unaffected by the above reclassifications.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

As of each of the Portfolio’s tax year-ended August 31, 2019 (except for the James Alpha Global Real Estate Investments Portfolio in which its December 31, 2018 components of distributable earnings have been adjusted for August 31, 2019 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Large Capitalization Value	—	—	—	(54,436)	—	146,803	92,367
Large Capitalization Growth	—	1,728,237	—	—	—	3,155,723	4,883,960
Mid Capitalization	—	—	—	—	—	2,177,590	2,177,590
Small Capitalization	—	—	—	(342,495)	—	512,579	170,084
International Equity	176,876	—	(1,552,912)	(1,289,875)	—	(285,224)	(2,951,135)
Health & Biotechnology	—	574,649	(4,920)	—	—	2,080,641	2,650,370
Technology & Communications	—	2,172,499	(211,065)	—	—	30,320,530	32,281,964
Energy & Basic Materials	—	—	(120,207)	(767,702)	—	(155,259)	(1,043,168)
Financial Services	—	—	(5,808)	—	—	329,130	323,322
Investment Quality Bond	13,777	—	(17,418)	(31,826)	—	128,084	92,617
Municipal Bond	—	—	(1,445)	(21,348)	—	5,476	(17,317)
U.S. Government Money Market	4,339	—	—	—	(3,509)	—	830
Aggressive Balanced Allocation	256	7,800	—	—	—	(14,446)	(6,390)
Conservative Balanced Allocation	7,162	22,797	—	—	—	(8,365)	21,594
Moderate Balanced Allocation	555	13,337	—	—	—	(22,136)	(8,244)
Moderately Aggressive Balanced Allocation	—	389	—	—	—	(13,632)	(13,243)
Moderately Conservative Balanced Allocation	1,072	9,094	—	—	—	(11,703)	(1,537)
James Alpha Macro	869,079	—	(241,414)	(1,347,747)	(903,529)	70,413	(1,553,198)
James Alpha Global Real Estate Investments	35,820,953	—	—	—	—	(123,786,958)	(87,966,005)
James Alpha Multi Strategy Alternative Income	—	—	(77,537)	—	(13,923)	127,078	35,618
James Alpha Managed Risk Domestic Equity	1,016,250	325,797	—	—	(7,501)	(233,950)	1,100,596
James Alpha Managed Risk Emerging Markets Equity	—	—	(71,678)	—	—	(439,113)	(510,791)
James Alpha Hedged High Income	—	—	(346,895)	(1,414,820)	—	(2,151,076)	(3,912,791)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for a wholly owned subsidiary, mark-to-market on open forward foreign currency contracts, futures and swap contracts, passive foreign investment companies and adjustments for partnerships, real estate investment trusts, perpetual bond securities, trust preferred securities, and C-Corporations adjustments. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(532), $(8), $(12,540), $157 and $3,422 for the International Equity Portfolio, James Alpha Macro Portfolio, James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi-Strategy Alternative Income Portfolio and James Alpha Hedged High Income Portfolio respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year
Losses
Large Capitalization Value	$—
Large Capitalization Growth	—
Mid Capitalization	—
Small Capitalization	—
International Equity	—
Health & Biotechnology	4,920
Technology & Communications	211,065
Energy & Basic Materials	—
Financial Services	5,808
Investment Quality Bond	—
Municipal Bond	—
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—
James Alpha Macro	—
James Alpha Global Real Estate Investments	—
James Alpha Multi Strategy Alternative Income	64,742
James Alpha Managed Risk Domestic Equity	—
James Alpha Managed Risk Emerging Markets Equity	71,678
James Alpha Hedged High Income	—

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such capital losses as follows:

Post October
Losses
Large Capitalization Value	$—
Large Capitalization Growth	—
Mid Capitalization	—
Small Capitalization	—
International Equity	1,552,912
Health & Biotechnology	—
Technology & Communications	—
Energy & Basic Materials	120,207
Financial Services	—
Investment Quality Bond	17,418
Municipal Bond	1,445
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—
James Alpha Macro	241,414
James Alpha Global Real Estate Investments	—
James Alpha Multi Strategy Alternative Income	12,795
James Alpha Managed Risk Domestic Equity	—
James Alpha Managed Risk Emerging Markets Equity	—
James Alpha Hedged High Income	346,895

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Short-Term Bond Index Fund – Admiral Shares. The financial statements of the Vanguard Short Term Tax Exempt Fund – Admiral Shares, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 29, 2020, the percentage of net assets invested in the Vanguard Short-Term Bond Index Fund – Admiral Shares was 76.1%.

The performance of the Municipal Bond Portfolio will be directly affected by the performance of the Vanguard Short Term Tax Exempt Fund – Admiral Shares. The financial statements of the Vanguard Short Term Tax Exempt Fund – Admiral Shares, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 29, 2020, the percentage of net assets invested in the Vanguard Short Term Tax Exempt Fund – Admiral Shares was 90.7%.

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Dreyfus Institutional Preferred Government Money Market – Institutional Class. The financial statements of the Dreyfus Institutional Preferred Government Money Market – Institutional Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 29, 2020, the percentage of net assets invested in the Dreyfus Institutional Preferred Government Money Market – Institutional Class was 31.7%.

The performance of the James Alpha Managed Risk Domestic Equity Portfolio will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 29, 2020, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 88.4%.

The performance of the James Alpha Managed Risk Emerging Markets Equity Portfolio will be directly affected by the performance of the iShares MSCI Emerging Markets ETF. The iShares MSCI Emerging Markets ETF seeks to track the investment results of an index composed of large and mid-capitalization emerging market equities. The financial statements of the iShares MSCI Emerging Markets ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 29, 2020, the percentage of net assets invested in the iShares MSCI Emerging Markets ETF was 67.6%.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 29, 2020 (Unaudited) (Continued)

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of February 29, 2020 the below entities held more than 25% of the voting securities for each of the Funds listed.

			National	First			Wells Fargo
	UBS Wealth	Denis	Financial	Pershing,	National	Mid Atlantic Trust	Clearing	TD Ameritrade	Charles Schwab &
	Management *	Nayden	Services *	LLC *	Bank *	Company FBO *	Services *	Trust Company *	Co., Inc.
International Equity	—	—	—	—	—	—	—	—	50.63%
Energy & Basic Materials	—	—	—	—	37.98%	—	—	—	—
Financial Services	—	—	—	—	47.52%	—	—	—	—
Investment Quality Bond	—	—	—	—	57.95%	—	—	—	—
Large Cap Value	—	—	—	—	43.60%	—	—	—	—
Large Cap Growth	—	—	—	—	34.17%	—	—	—	—
Small Cap	—	—	—	—	46.88%	—	—	—	—
Mid Cap	—	—	—	—	39.70%	—	—	—	—
U.S. Government Money Market	—	—	—	—	62.86%	—	—	—	—
James Alpha Multi Strategy
Alternative Income	—	85.37%	—	—	—	—	—	—	—
James Alpha Hedged High Income	—	—	54.16%	—	—	—	—	—	—
Aggressive Balanced Allocation	—	—	—	—	71.46%	27.54%	—	—	—

Conservative Balanced Allocation	—	—	—	37.02%	50.95%	—	—	—	—
Moderate Balanced Allocation
Portfolio	—	—	—	—	54.01%	—	—	—	—
Moderately Aggressive Balanced
Allocation	—	—	—	—	45.96%	51.46%	—	—	—
Moderately Conservative Balanced
Allocation	—	—	—	—	49.33%	36.43%	—	—	—
James Alpha Macro	—	—	32.95%	—	—	—	—	—	—
James Alpha Managed Risk
Domestic Equity	—	—	49.81%	—	—	—	—	—	—
James Alpha Managed Risk
Emerging Markets	—	—	37.34%	—	—	—	—	34.12%	—

*	Comprised of multiple investors and accounts

10.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$20.25		$21.87	$22.97	$20.23	$21.15	$22.17
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.05)		(0.08)	0.01	(0.02)	0.01	(0.00	) **
Net realized and unrealized gain (loss)	0.07		(0.22)	0.69	2.76	(0.48)	(1.02)
Total from investment operations	0.02		(0.30)	0.70	2.74	(0.47)	(1.02)
Dividends and Distributions:
Distributions from realized gains	—		(1.32)	(0.78)	—	(0.45)	—
Distributions from return of capital	—		—	(1.02)	—	—	—
Total dividends and distributions	—		(1.32)	(1.80)	—	(0.45)	—
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$20.27		$20.25	$21.87	$22.97	$20.23	$21.15
Total Return*	0.15%		(0.58)%	3.20%	13.54%	(2.15)%	(4.60)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$324		$314	$498	$536	$439	$522
Ratio of gross operating expenses to average net assets (2)	1.54	% (4)	1.54%	1.61%	1.64%	1.64%	1.59%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.47	)% (4)	(0.37)%	0.03%	(0.09)%	0.07%	(0.01)%
Portfolio Turnover Rate	34	% (5)	87%	100%	65%	79%	101%

	Large Capitalization Growth Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$22.38		$29.54	$24.00	$25.58	$26.13	$25.63
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.07)		(0.09)	(0.11)	(0.11)	0.13	(0.04)
Net realized and unrealized gain (loss)	0.98		(1.67)	7.20	3.56	2.04	1.88
Total from investment operations	0.91		(1.76)	7.09	3.45	2.17	1.84
Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.14)	—	—
Distributions from realized gains	(3.67)		(5.40)	(1.55)	(4.89)	(2.72)	(1.34)
Total dividends and distributions	(3.67)		(5.40)	(1.55)	(5.03)	(2.72)	(1.34)
Redemption Fees	—		—	—	—	—	—	**
Net Asset Value, End of Year/Period	$19.62		$22.38	$29.54	$24.00	$25.58	$26.13
Total Return*	3.45%		(4.75)%	30.78%	16.60%	8.46%	7.20%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$876		$1,027	$1,783	$1,717	$2,222	$1,959
Ratio of gross operating expenses to average net assets (3)	1.56	% (4)	1.46%	1.54%	1.63%	1.62%	1.55%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.61	)% (4)	(0.40)%	(0.41)%	(0.45)%	0.52%	(0.17)%
Portfolio Turnover Rate	37	% (5)	90%	74%	97%	160%	27%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Large Cap Value Portfolio:

1.54	% (4)	1.54%	1.61%	1.64%	1.64%	1.59%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Large Cap Growth Portfolio:

1.56	% (4)	1.46%	1.54%	1.63%	1.62%	1.55%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$10.39		$12.12	$11.66	$11.88	$12.93	$14.51
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.02	(0.01)	—	(0.06)	(0.07)
Net realized and unrealized gain (loss)	(0.17)		(0.59)	1.43	0.68	(0.41)	0.60
Total from investment operations	(0.18)		(0.57)	1.42	0.68	(0.47)	0.53
Dividends and Distributions:
Dividends from net investment income	—		(0.01)	(0.01)	—	—	—
Distributions from realized gains	—	**	(1.15)	(0.95)	(0.90)	(0.58)	(2.11)
Distributions from return of capital	—		—	—	—	—	—
Total dividends and distributions	—		(1.16)	(0.96)	(0.90)	(0.58)	(2.11)
Redemption Fees	—		—	—	—	— **	— **
Net Asset Value, End of Year/Period	$10.21		$10.39	$12.12	$11.66	$11.88	$12.93
Total Return*	(1.72)%		(3.49)%	12.76%	6.02%	(3.44)%	4.08%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,326		$1,454	$2,250	$2,288	$2,380	$3,360
Ratio of gross operating expenses to average net assets (2)	1.82	% (4)	1.71%	1.85%	1.99%	2.00%	1.81%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.22	)% (4)	0.27%	(0.06)%	0.03%	(0.50)%	(0.52)%
Portfolio Turnover Rate	21	% (5)	49%	39%	43%	54%	38%

	Small Capitalization Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$5.35		$7.49	$6.18	$5.31	$8.58	$9.73
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)		(0.02)	(0.04)	(0.07)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	0.02		(1.21)	1.35	0.94	0.05	(0.78)
Total from investment operations	—		(1.23)	1.31	0.87	(0.00)	(0.85)
Dividends and Distributions:
Distributions from realized gains	—		(0.91)	—	—	(3.27)	(0.30)
Total dividends and distributions	—		(0.91)	—	—	(3.27)	(0.30)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$5.35		$5.35	$7.49	$6.18	$5.31	$8.58
Total Return*	0.00%		(15.76)%	21.20%	16.38%	1.32%	(8.98)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$56		$55	$50	$45	$9	$11
Ratio of gross operating expenses to average net assets (3)	2.03	% (4)	1.88%	1.94%	2.29%	2.13%	1.72%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.59	)% (4)	(0.54)%	(0.60)%	(1.23)%	(0.86)%	(0.71)%
Portfolio Turnover Rate	52	% (5)	90%	115%	127%	112%	117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Mid Capitalization Portfolio:

1.82	% (4)	1.71%	1.85%	1.99%	2.00%	1.81%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Small Cap Portfolio:

2.03	% (4)	1.88%	1.94%	2.29%	2.13%	1.72%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019		2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$8.91		$10.22		10.54	$9.38	$9.61	$11.41
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		0.16		(0.06)	(0.03)	0.01	(0.06)
Net realized and unrealized gain (loss)	(0.00)		(1.43)		(0.26)	1.19	(0.24)	(1.74)
Total from investment operations	0.01		(1.27)		(0.32)	1.16	(0.23)	(1.80)
Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.04)		—	— **	— **	—
Total dividends and distributions	(0.16)		(0.04)		—	—	—	—
Redemption Fees	—		—		—	—	—	—
Net Asset Value, End of Year/Period	$8.76		$8.91		$10.22	$10.54	$9.38	$9.61
Total Return*	-0.15%		(12.38	)% #	(3.04)%	12.38%	(2.38)%	(15.78)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$344		$361		$349	$31	$27	$67
Ratio of gross operating expenses to average net assets (2)	2.11	% (5)	2.02%		2.69%	3.43%	3.05%	2.68	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.30	% (5)	1.74%		(0.59)%	(0.13)%	0.15%	(0.61)%
Portfolio Turnover Rate	23	% (6)	95%		130%	69%	125%	126%

	Health & Biotechnology Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019		2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$18.82		$25.04		$27.29	$29.51	$30.83	$30.22
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.07)		(0.09)		(0.15)	(0.19)	(0.17)	(0.14)
Net realized and unrealized gain (loss)	1.13		(2.07)		2.13	1.08	1.90	3.47
Total from investment operations	1.06		(2.16)		1.98	0.89	1.73	3.33
Dividends and Distributions:
Distributions from realized gains	(0.91)		(4.06)		(4.23)	(3.11)	(3.05)	(2.72)
Total dividends and distributions	(0.91)		(4.06)		(4.23)	(3.11)	(3.05)	(2.72)
Redemption Fees	—		—		—	—	—	—	**
Net Asset Value, End of Year/Period	$18.97		$18.82		$25.04	$27.29	$29.51	$30.83
Total Return*	5.32%		(9.51)%		8.43%	4.02%	6.07%	11.23%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$5,095		$5,394		$5,866	$6,704	$7,687	$9,240
Ratio of gross operating expenses to average net assets (4)	2.32	% (5)	2.22%		2.30%	2.33%	2.29%	2.22%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.74	)% (5)	(0.42)%		(0.60)%	(0.69)%	(0.57)%	(0.43)%
Portfolio Turnover Rate	5	% (6)	32%		13%	12%	19%	15%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the International Equity Portfolio:

1.65	% (5)	1.65%	2.47%	3.30%	3.05%	3.26%

(3)	During the year ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 2.68% for the year ending August 31, 2015, for the International Equity Portfolio.

(4)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:

2.31	% (5)	2.22%	2.30%	2.33%	2.29%	2.22%

(5)	Annualized for periods less than one year.

(6)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$21.86		$22.57	$18.97	$16.77	$16.11	$18.19
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)		(0.06)	(0.18)	(0.15)	(0.04)	(0.11)
Net realized and unrealized gain	0.85		0.23	5.37	3.85	2.60	0.56
Total from investment operations	0.76		0.17	5.19	3.70	2.56	0.45
Dividends and Distributions:
Distributions from realized gains	(0.97)		(0.88)	(1.59)	(1.50)	(1.90)	(2.53)
Total dividends and distributions	(0.97)		(0.88)	(1.59)	(1.50)	(1.90)	(2.53)
Redemption Fees	—		—	—	—	— **	—	**
Net Asset Value, End of Year/Period	$21.65		$21.86	$22.57	$18.97	$16.77	$16.11
Total Return*	3.29%		1.29%	28.88%	23.49%	17.28%	2.29%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$15,621		$17,113	$17,671	$15,860	$15,289	$15,088
Ratio of gross operating expenses to average net assets (2)	2.07	% (5)	2.08%	2.15%	2.21%	2.24%	2.20%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.77	)% (5)	(0.31)%	(0.91)%	(0.86)%	(0.23)%	(0.65)%
Portfolio Turnover Rate	8	% (6)	2%	1%	16%	37%	31%

	Energy & Basic Materials Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$9.21		$13.21	$11.16	$10.57	$10.98	$17.18
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02		—	(0.12)	(0.06)	(0.01)	(0.18)
Net realized and unrealized gain (loss)	(1.24)		(4.00)	2.17	0.65	(0.40)	(6.02)
Total from investment operations	(1.22)		(4.00)	2.05	0.59	(0.41)	(6.20)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$7.99		$9.21	$13.21	$11.16	$10.57	$10.98
Total Return*	(13.14)%		(30.28)%	18.37%	5.58%	(3.73)%	(36.09)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$112		$281	$460	$479	$519	$581
Ratio of gross operating expenses to average net assets (3)	3.86	% (5)	3.46%	3.93%	3.85%	3.96%	3.26	% (4)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.33	% (5)	(0.02)	(0.95)%	(0.52)%	(0.11)%	(1.34)%
Portfolio Turnover Rate	24	% (6)	45%	61%	54%	134%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Technology & Communications Portfolio:

2.07	% (5)	2.08%	2.15%	2.21%	2.24%	2.20%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:

3.40	% (5)	3.40%	3.40%	3.40%	3.40%	3.30%

(4)	During the year ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 3.26% for the year ending August 31, 2015, for the Energy & Basic Materials Portfolio.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Financial Services Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,		August 31,	August 31,
	(Unaudited)		2019	2018	2017		2016	2015
Net Asset Value, Beginning of Year/Period	$8.18		$11.22	$9.91	$8.37		$8.16	$8.46
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)		(0.10)	(0.19)	(0.14)		(0.10)	(0.14)
Gain from trade error	—		—	—	0.13		—	—
Net realized and unrealized gain (loss)	(0.21)		(1.26)	1.50	1.55		0.31	(0.16)
Total from investment operations	(0.27)		(1.36)	1.31	1.54		0.21	(0.30)
Dividends and Distributions:
Distributions from realized gains	(0.21)		(1.68)	—	—		—	—
Total dividends and distributions	(0.21)		(1.68)	—	—		—	—
Redemption Fees	—		—	—	—	**	—	—
Net Asset Value, End of Year/Period	$7.70		$8.18	$11.22	$9.91		$8.37	$8.16
Total Return*	(3.60)%		(11.21)%	13.22%	18.40	% +	2.57%	(3.55)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$91		$96	$113	$126		$121	$126
Ratio of gross operating expenses to average net assets (2)	3.63	% (4)	3.82%	3.83%	3.88%		4.16%	4.00%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.33	)% (4)	(1.12)%	(1.68)%	(1.54)%		(1.21)%	(1.62)%
Portfolio Turnover Rate	51	% (5)	67%	52%	55%		73%	20%

	Investment Quality Bond Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,		August 31,	August 31,
	(Unaudited)		2019	2018	2017		2016	2015
Net Asset Value, Beginning of Year/Period	$9.54		$9.30	$9.58	$9.70		$9.65	$9.83
Income (Loss) from Investment Operations:
Net investment income (1)	0.02		0.08	0.07	0.05		0.05	0.05
Net realized and unrealized gain (loss)	0.10		0.25	(0.21)	(0.08)		0.14	(0.11)
Total from investment operations	0.12		0.33	(0.14)	(0.03)		0.19	(0.06)
Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.09)	(0.07)	(0.05)		(0.05)	(0.05)
Distributions from realized gains	—		—	(0.07)	(0.04)		(0.09)	(0.07)
Total dividends and distributions	(0.03)		(0.09)	(0.14)	(0.09)		(0.14)	(0.12)
Redemption Fees	—		—	—	—		—	—
Net Asset Value, End of Year/Period	$9.63		$9.54	$9.30	$9.58		$9.70	$9.65
Total Return*	1.27%		3.63%	(1.52)%	(0.33)%		2.07%	(0.59)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$142		$143	$80	$103		$82	$80
Ratio of gross operating expenses to average net assets (3)	1.83	% (4)	1.60%	1.94%	1.85%		1.76%	1.71%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.41	% (4)	0.83%	0.70%	0.57%		0.50%	0.51%
Portfolio Turnover Rate	3	% (5)	11%	112%	15%		37%	68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Financial Services Portfolio:

3.40	% (4)	3.40%	3.40%	3.40%	3.40%	3.40%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:

1.83	% (4)	1.60%	1.39%	1.69%	1.60%	1.71%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

+	Includes a reimbursement from the Advisor for a trading error without this transaction the total return would have been 16.93%.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Municipal Bond Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2020		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2019		2018		2017		2016		2015
Net Asset Value, Beginning of Year/Period	$8.93		$8.90		$9.22		$9.83		$9.68		$9.80
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.04		0.03		0.02		0.02		0.02
Net realized and unrealized gain (loss)	0.01		—		(0.30)		(0.23)		0.29		(0.07)
Total from investment operations	—		0.04		(0.27)		(0.21)		0.31		(0.05)
Dividends and Distributions:
Dividends from net investment income	(0.00	) **	(0.01)		(0.05)		(0.02)		(0.02)		(0.02)
Distributions from realized gains	—		—		—		(0.38)		(0.14)		(0.05)
Total dividends and distributions	(0.00)		(0.01)		(0.05)		(0.40)		(0.16)		(0.07)
Net Asset Value, End of Year/Period	$8.93		$8.93		$8.90		$9.22		$9.83		$9.68
Total Return*	0.05	% #	0.44	% #	(2.93)%		(2.02)%		3.26%		(0.46)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$77		$75		$1		$1		$10		$10
Ratio of gross operating expenses to average net assets (2)	3.07	% (4)	2.96%		4.30%		4.00%		3.34%		3.30%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.30	)% (4)	0.49%		0.32%		0.20%		0.19%		0.25%
Portfolio Turnover Rate	1	% (5)	2%		104%		48%		142%		0%

	U.S. Government Money Market Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2020		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2019		2018		2017		2016		2015
Net Asset Value, Beginning of Year/Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.00	**	0.01		0.00	**	0.00	**	0.00	**	0.00
Net realized and unrealized gain (loss)	—		—		—		—		—		—
Total from investment operations	—		0.01		0.00	**	0.00	**	0.00	**	0.00
Dividends and Distributions:
Dividends from net investment income	(0.00	) **	(0.01)		(0.00	) **	(0.00	) **	(0.00	) **	(0.00)
Distributions from realized gains	—		—		—		—		—		—
Total dividends and distributions	0.00	**	(0.01)		(0.00	) **	(0.00	) **	(0.00	) **	(0.00)
Net Asset Value, End of Year/Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return*	0.06%		0.70%		0.29%		0.01%		0.01%		0.01%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$306		$326		$460		$275		$211		$245
Ratio of gross operating expenses to
average net assets (3)	1.68	% (4)	1.64%		1.56%		1.40%		1.34%		1.33%
Ratio of net investment income after expense
reimbursement/recoupment to average net assets	0.14	% (4)	0.70%		0.29%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Municipal Bond Portfolio:

1.87	% (4)	1.21%	1.53%	1.65%	1.74%	2.27%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:

1.58	% (4)	1.63%	1.16%	0.62%	0.23%	0.06%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the return based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Aggressive Balanced Allocation Portfolio - Class A Shares

					For the Period
	Six Months Ended				December 29,
	February 29,		Year Ended		2017 (1) to
	2020		August 31,		August 31,
	(Unaudited)		2019		2018
Net Asset Value, Beginning of Year/Period	$9.92		$10.43		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.41		(0.27)		0.04
Net realized and unrealized gain (loss)	(0.42)		0.04		0.39
Total from investment operations	(0.01)		(0.23)		0.43
Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.27)		—
Distributions from realized gains	(0.11)		(0.01)		—
Total dividends and distributions	(0.36)		(0.28)		—
Net Asset Value, End of Year/Period	$9.55		$9.92		$10.43
Total Return*	(0.33)%		(2.01)%		4.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4		$4		$0	^
Ratio of gross operating expenses to average net assets (4)	2.11	% (3)	3.03%		3.40	% (3)
Ratio of net operating expenses to average net assets (4)	1.04	% (3)	1.04%		0.60	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	8.06	% (3)	(2.70)%		0.58	% (3)
Portfolio Turnover Rate	2	% (5)	56%		8	% (5)

	Conservative Balanced Allocation Portfolio - Class A Shares

					For the Period
	Six Months Ended				December 29,
	February 29,		Year Ended		2017 (1) to
	2020		August 31,		August 31,
	(Unaudited)		2019		2018
Net Asset Value, Beginning of Year/Period	$10.19		$10.33		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.37		0.19		0.04
Net realized and unrealized gain (loss)	(0.32)		(0.14)		0.29
Total from investment operations	0.05		0.05		0.33
Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.19)		—
Distributions from realized gains	(0.10)		(0.00	) **	—
Total dividends and distributions	(0.34)		(0.19)		—
Net Asset Value, End of Year/Period	$9.90		$10.19		$10.33
Total Return*	0.40%		0.68%		3.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$31		$31		$0	^
Ratio of gross operating expenses to average net assets (4)	1.72	% (3)	2.00%		2.97	% (3)
Ratio of net operating expenses to average net assets (4)	1.04	% (3)	0.98%		0.72	% (3)
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	7.18	% (3)	1.90%		0.62	% (3)
Portfolio Turnover Rate	0	% (5)	31%		4	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

^	Net assets at end of period less than $1,000.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderate Balanced Allocation Portfolio - Class A Shares

					For the Period
	Six Months Ended				December 29,
	February 29,		Year Ended		2017 (1) to
	2020		August 31,		August 31,
	(Unaudited)		2019		2018
Net Asset Value, Beginning of Year/Period	$10.15		$10.43		$10.00
Income from Investment Operations:
Net investment income (2)	0.58		0.34		0.04
Net realized and unrealized gain (loss)	(0.56)		(0.34)		0.39
Total from investment operations	0.02		0.00		0.43
Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.28)		—
Distributions from realized gains	(0.11)		(0.00	) **	—
Total dividends and distributions	(0.34)		(0.28)		—
Net Asset Value, End of Year/Period	$9.83		$10.15		$10.43
Total Return*	0.12%		0.31%		4.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s) ^	$31		$0		$0
Ratio of gross operating expenses to average net assets (4)	1.87	% (3)	1.81%		3.11	% (3)
Ratio of net operating expenses to average net assets (4)	1.04	% (3)	1.04%		0.61	% (3)
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	10.96	% (3)	3.38%		0.58	% (3)
Portfolio Turnover Rate	1	% (5)	35%		7	% (5)

	Moderately Aggressive Balanced Allocation Portfolio - Class A Shares

					For the Period
	Six Months Ended				December 29,
	February 29,		Year Ended		2017 (1) to
	2020		August 31,		August 31,
	(Unaudited)		2019		2018
Net Asset Value, Beginning of Year/Period	$9.93		$10.35		$10.00
Income from Investment Operations:
Net investment income (loss) (2)	0.17		0.27		(0.02)
Net realized and unrealized gain (loss)	(0.16)		(0.42)		0.37
Total from investment operations	0.01		(0.15)		0.35
Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.27)		—
Distributions from realized gains	(0.01)		—		—
Total dividends and distributions	(0.26)		(0.27)		—
Net Asset Value, End of Year/Period	$9.68		$9.93		$10.35
Total Return *	(0.12)%		(1.18)%		3.50%
Ratios and Supplemental Data:
Net assets, end of year/period (000s) ^	$15		$0		$0
Ratio of gross operating expenses to average net assets (4)	2.04	% (3)	1.63%		3.36	% (3)
Ratio of net operating expenses to average net assets (4)	1.04	% (3)	1.04%		0.57	% (3)
Ratio of net investment income (loss) after expenses reimbursement/recoupment to average net assets (4)	3.32	% (3)	2.81%		(0.28	)% (3)
Portfolio Turnover Rate	1	% (5)	69%		0	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

^	Net assets at end of period less than $1,000.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderately Conservative Balanced Allocation Portfolio - Class A Shares

				For the Period
	Six Months Ended			December 29,
	February 29,		Year Ended	2017 (1) to
	2020		August 31,	August 31,
	(Unaudited)		2019	2018
Net Asset Value, Beginning of Year/Period	$9.94		$10.25	$10.00
Income from Investment Operations:
Net investment income (2)	0.39		0.29	0.02
Net realized and unrealized gain (loss)	(0.38)		(0.34)	0.23
Total from investment operations	0.01		(0.05)	0.25
Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.26)	—
Distributions from realized gains	(0.09)		—	—
Total dividends and distributions	(0.35)		(0.26)	—
Net Asset Value, End of Year/Period	$9.60		$9.94	$10.25
Total Return *	(0.06)%		(0.19)%	2.50%
Ratios and Supplemental Data:
Net assets, end of year/period (000s) ^	$0		$0	$0
Ratio of gross operating expenses to average net assets (4)	1.77	% (3)	2.54%	2.70	% (3)
Ratio of net operating expenses to average net assets (4)	1.04	% (3)	1.04%	0.68	% (3)
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	7.80	% (3)	2.95%	0.23	% (3)
Portfolio Turnover Rate	0	% (5)	57%	0	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Net assets at end of period less than $1,000.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	James Alpha Macro Portfolio - Class A Shares (Consolidated)

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2020		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2019	2018	2017	2016		2015
Net Asset Value, Beginning of Year/Period	$9.90		$9.12	$9.16	$9.36	$10.18		$9.82
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.09		0.07	0.07	0.02	(0.11)		(0.07)
Net realized and unrealized gain (loss)	(0.59)		0.71	(0.11)	(0.22)	(0.59)		0.43
Total from investment operations	(0.50)		0.78	(0.04)	(0.20)	(0.70)		0.36
Dividends and Distributions:
Dividends from net investment income	(0.75)		—	—	—	(0.12)		—
Total dividends and distributions	(0.75)		—	—	—	(0.12)		—
Redemption Fees	—		—	—	—	—	**	—	**
Net Asset Value, End of Year/Period	$8.65		$9.90	$9.12	$9.16	$9.36		$10.18
Total Return*	(5.21)%		8.55%	(0.44)%	(2.14)%	(6.96)%		3.67%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$203		$229	$327	$569	$811		$1,810
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	2.71	% (7)	2.71%	2.61%	2.62%	2.12%		2.28%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.64	% (7)	1.53%	1.55%	1.50%	1.50%		1.50%
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets	1.92	% (7)	0.72%	0.71%	0.16%	(1.09)%		(0.65)%
Portfolio Turnover Rate	37	% (8)	133%	103%	83%	241%		118%

	James Alpha Global Real Estate Investments Portfolio - Class A Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2020		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2019	2018	2017	2016		2015
Net Asset Value, Beginning of Year/Period	$17.81		$18.73	$18.98	$19.03	$18.80		$21.46
Income (Loss) from Investment Operations:
Net investment income (1)	0.14		0.09	0.33	0.27	0.40		0.38
Net realized and unrealized gain (loss)	0.48		0.65	1.22	1.51	1.71		(1.04)
Total from investment operations	0.62		0.74	1.55	1.78	2.11		(0.66)
Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.64)	(0.69)	(0.28)	(0.69)		(0.37)
Distributions from realized gains	(1.25)		(1.02)	(1.11)	(1.55)	(1.19)		(1.63)
Total dividends and distributions	(1.31)		(1.66)	(1.80)	(1.83)	(1.88	) **	(2.00	) **
Redemption Fees	—		—	—	—	—		—
Net Asset Value, End of Year/Period	$17.12		$17.81	$18.73	$18.98	$19.03		$18.80
Total Return*	3.20%		4.67%	8.75%	10.27%	11.93%		(3.38)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$104,539		$104,815	$109,634	$94,239	$101,868		$90,516
Ratio of gross operating expenses (including dividend and interest expense) to
average net assets (4)	1.57	% (7)	1.60%	1.62%	1.93%	2.01%		1.98%
Ratio of net operating expenses (including dividend and interest expense) to
average net assets (5)	1.57	% (7)	1.60%	1.62%	1.92%	1.99%		1.98%
Ratio of net investment income after expense
reimbursement/recoupment to average net assets	1.58	% (7)	0.52%	1.80%	1.46%	2.09%		1.89%
Portfolio Turnover Rate	105	% (8)	172%	204%	141%	149%		194%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Macro Portfolio:

2.65	% (7)	2.68%	2.56%	2.62%	2.12%	2.28%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Macro Portfolio:

1.58	% (7)	1.50%	1.50%	1.50%	1.50%	1.50%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Global Real Estate Portfolio:

1.57	% (7)	1.60%	1.62%	1.93%	2.01%	1.98%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Global Real Estate Portfolio:

1.57	% (7)	1.60%	1.62%	1.92%	1.99%	1.98%

(7)	Annualized for periods less than one year.

(8)	Not annualized

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	James Alpha Multi Strategy Alternative Income Portfolio - Class A Shares

							For the Period
	Six Months Ended						September 29,
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	2014 (1) to
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$9.07		$9.59	$8.85	$9.07	$9.43	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.01		0.03	(0.01)	(0.02)	0.05	(0.01)
Net realized and unrealized gain (loss)	0.06		(0.22)	1.10	0.16	(0.29)	(0.38)
Total from investment operations	0.07		(0.19)	1.09	0.14	(0.24)	(0.39)
Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.18)	—	—	—	—
Distributions from realized gains	—		—	—	(0.20)	(0.08)	(0.18)
Distributions from return of capital	—		(0.15)	(0.35)	(0.16)	(0.04)	—
Total dividends and distributions	(0.15)		(0.33)	(0.35)	(0.36)	(0.12)	(0.18)
Net Asset Value, End of Year/Period	$8.99		$9.07	$9.59	$8.85	$9.07	$9.43
Total Return*	0.76	% +	(1.92)%	12.62%	1.53%	(2.42)%	(4.00)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$33		$69	$78	$99	$102	$25
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	4.74	% (3)	4.78%	4.35%	4.03%	3.79%	4.01	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	3.16	% (3)	3.39%	3.63%	3.51%	3.28%	3.24	% (3)
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (6)	0.25	% (3)	0.28%	(0.13)%	(0.25)%	0.52%	(0.11	)% (3)
Portfolio Turnover Rate	103	% (4)	414%	183%	118%	124%	135	% (4)

	James Alpha Managed Risk Domestic Equity Portfolio - Class A Shares

							For the Period
	Six Months Ended						July 31,
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	2015 (1) to
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$10.42		$10.80	$10.33	$9.94	$9.58	$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	(0.04)		(0.13)	(0.11)	(0.08)	(0.10)	(0.02)
Net realized and unrealized gain (loss)	(0.04)		0.75	0.81	0.46	0.49	(0.40)
Total from investment operations	(0.08)		0.62	0.70	0.38	0.39	(0.42)
Dividends and Distributions:
Dividends from net investment income	—		(0.31)	(0.23)	—	(0.03)	—
Distributions from realized gains	(0.21)		(0.69)	—	—	—	—
Total dividends and distributions	(0.21)		(1.00)	(0.23)	—	(0.03)	—
Redemption Fees	—		—	—	0.01	— **	—	**
Net Asset Value, End of Year/Period	$10.13		$10.42	$10.80	$10.33	$9.94	$9.58
Total Return*	(0.35)%		6.26%	6.91%	3.92%	4.09%	(4.20)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,084		$519	$230	$373	$850	$101
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (7,9)	2.01	% (3)	2.22%	2.70%	3.20%	2.57%	5.11	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (8,9)	2.00	% (3)	2.20%	2.76%	2.67%	2.57%	2.47	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	(0.78	)% (3)	(1.28)%	(1.04)%	(0.81)%	(0.98)%	(2.47	)% (3)
Portfolio Turnover Rate	122	% (4)	245%	84%	11%	7%	0	% (4)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

3.82	% (3)	3.80%	3.47%	3.27%	3.26%	3.63	% (3)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

2.24	% (3)	2.41%	2.75%	2.75%	2.75%	2.75	% (3)

(7)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

2.01	% (3)	2.19%	2.39%	2.98%	2.45%	5.09	% (3)

(8)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

1.99	% (3)	2.17%	2.45%	2.45%	2.45%	2.45	% (3)

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year/Period)

	James Alpha Managed Risk Emerging Markets Equity Portfolio - Class A Shares

									For the Period
	Six Months Ended								July 31,
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended		2015 (1) to
	2020		August 31,		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2019		2018	2017	2016		2015
Net Asset Value, Beginning of Year/Period	$8.35		$9.47		$10.18	$9.50	$9.41		$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	0.03		(0.06)		(0.08)	(0.13)	(0.04)		(0.02)
Net realized and unrealized gain (loss)	(0.25)		0.04		0.09	0.81	0.26		(0.57)
Total from investment operations	(0.22)		(0.02)		0.01	0.68	0.22		(0.59)
Dividends and Distributions:
Dividends from net investment income	—		—		(0.72)	—	(0.07)		—
Distributions from realized gains	—		(1.10)		—	—	(0.06)		—
Distributions from return of capital	—		—		—	—	—		—
Total dividends and distributions	—		(1.10)		(0.72)	—	(0.13)		—
Redemption Fees	—		—		—	—	—	**	—
Net Asset Value, End of Year/Period	$8.13		$8.35		$9.47	$10.18	$9.50		$9.41
Total Return*	(1.91)%		(0.11	)% +	(0.01)%	7.16%	2.36%		(5.90)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$102		$119		$136	$183	$167		$87
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5,9)	2.95	% (3)	3.03%		2.65%	2.76%	2.61%		7.44	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6,9)	2.36	% (3)	2.46%		2.65%	2.70%	2.53%		2.46	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	0.69	% (3)	(0.72)%		(0.87)%	(1.33)%	(0.42)%		(2.46	)% (3)
Portfolio Turnover Rate	146	% (4)	694%		335%	152%	15%		0	% (4)

	James Alpha Hedged High Income Portfolio - Class A Shares

	Six Months Ended						For the Fiscal
	February 29,		Year Ended		Year Ended	Year Ended	Period Ended		Year Ended
	2020		August 31,		August 31,	August 31,	August 31,		October 31,
	(Unaudited)		2019		2018	2017	2016		2015
Net Asset Value, Beginning of Year/Period	$9.02		$9.25		$9.46	$9.10	$9.16		$9.86
Income (Loss) from Investment Operations:
Net investment income (2)	0.19		0.32		0.36	0.43	0.35		0.54
Net realized and unrealized gain (loss)	(0.09)		(0.17)		(0.19)	0.32	(0.08)		(0.67)
Total from investment operations	0.10		0.15		0.17	0.75	0.27		(0.13)
Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.32)		(0.34)	(0.39)	(0.33)		(0.53)
Distributions from realized gains	—		—		—	—	—		(0.04)
Distributions from return of capital	—		(0.06)		(0.04)	—	—		—
Total dividends and distributions	(0.16)		(0.38)		(0.38)	(0.39)	(0.33)		(0.57)
Net Asset Value, End of Year/Period	$8.96		$9.02		$9.25	$9.46	$9.10		$9.16
Total Return*	1.73%		1.63%		1.84%	8.43%	3.16%		(1.32)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,129		$4,659		$2,931	$1,308	$1,222		$3,090
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (7,9)	3.09	% (3)	3.11%		2.76%	3.12%	3.69	% (3)	3.35%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (8,9)	2.90	% (3)	2.68%		2.52%	2.39%	2.39	% (3)	2.60%
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	4.27	% (3)	3.58%		3.85%	4.68%	3.88	% (3)	5.66%
Portfolio Turnover Rate	107	% (4)	195%		171%	106%	66	% (4)	91%

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

2.36	% (3)	2.89%	2.64%	2.45%	2.45%	2.46	% (3)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

2.25	% (3)	2.32%	2.33%	2.45%	2.45%	2.38	% (3)

(7)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Hedged High Income Portfolio:

2.59	% (3)	2.81%	2.64%	2.39%	3.69	% (3)	3.35%

(8)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Hedged High Income Portfolio:

2.39	% (3)	2.39%	2.39%	2.39%	2.39	% (3)	2.60%

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016
Net Asset Value, Beginning of Year/Period	$16.91		$18.61	$19.93	$17.66	$18.63
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.10)		(0.17)	(0.10)	(0.13)	(0.10)
Net realized and unrealized gain (loss)	0.07		(0.21)	0.58	2.40	(0.42)
Total from investment operations	(0.03)		(0.38)	0.48	2.27	(0.52)
Dividends and Distributions:
Distributions from realized gains	—		(1.32)	(0.78)	—	(0.45)
Distributions from return of capital	—		—	(1.02)	—	—
Total dividends and distributions	—		(1.32)	(1.80)	—	(0.45)
Redemption Fees	—		—	—	—	—
Net Asset Value, End of Year/Period	$16.88		$16.91	$18.61	$19.93	$17.66
Total Return*	(0.18)%		(1.15)%	2.54%	12.85%	(2.72)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$125		$245	$650	$727	$1,285
Ratio of gross operating expenses to average net assets (2)	2.15	% (4)	2.14%	2.22%	2.26%	2.24%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.10	)% (4)	(1.03)%	(0.54)%	(0.71)%	(0.57)%
Portfolio Turnover Rate	34	% (5)	87%	100%	65%	79%

	Large Capitalization Growth Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016
Net Asset Value, Beginning of Year/Period	$15.88		$22.83	$18.98	$21.36	$22.36
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)		(0.17)	(0.20)	(0.19)	(0.03)
Net realized and unrealized gain	0.73		(1.38)	5.60	2.83	1.75
Total from investment operations	0.64		(1.55)	5.40	2.64	1.72
Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.13)	—
Distributions from realized gains	(3.67)		(5.40)	(1.55)	(4.89)	(2.72)
Total dividends and distributions	(3.67)		(5.40)	(1.55)	(5.02)	(2.72)
Redemption Fees	—		—	—	—	—
Net Asset Value, End of Year/Period	$12.85		$15.88	$22.83	$18.98	$21.36
Total Return*	3.14%		(5.32)%	29.98%	15.96%	7.82%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,376		$3,258	$9,960	$8,844	$4,321
Ratio of gross operating expenses to average net assets (3)	2.16	% (4)	2.06	2.14%	2.21%	2.22%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.21	)% (4)	(0.98)%	(1.00)%	(1.01)%	(0.15)%
Portfolio Turnover Rate	37	% (5)	90%	74%	97%	160%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Large Cap Value Portfolio:

2.15	% (4)	2.14%	2.22%	2.26%	2.24%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Large Cap Growth Portfolio:

2.16	% (4)	2.06%	2.14%	2.21%	2.22%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016
Net Asset Value, Beginning of Year/Period	$8.45		$10.15	$9.96	$10.33	$11.40
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.04)		(0.03)	(0.06)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	(0.12)		(0.52)	1.20	0.59	(0.38)
Total from investment operations	(0.16)		(0.55)	1.14	0.53	(0.49)
Dividends and Distributions:
Distributions from realized gains	—		(1.15)	(0.95)	(0.90)	(0.58)
Distributions from return of capital	—		—	—	—	—
Total dividends and distributions	—		(1.15)	(0.95)	(0.90)	(0.58)
Redemption Fees	—		—	—	—	— **
Net Asset Value, End of Year/Period	$8.29		$8.45	$10.15	$9.96	$10.33
Total Return*	(1.89)%		(4.10)%	12.06%	5.43%	(4.11)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$170		$246	$672	$989	$1,165
Ratio of gross operating expenses to average net assets (2)	2.42	% (4)	2.32%	2.47%	2.61%	2.61%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.83	)% (4)	(0.34)%	(0.64)%	(0.62)%	(1.12)%
Portfolio Turnover Rate	21	% (5)	49%	39%	43%	54%

	Small Capitalization Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016
Net Asset Value, Beginning of Year/Period	$2.28		$3.86	$3.20	$2.77	$6.10
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		(0.02)	(0.04)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	0.00		(0.65)	0.70	0.49	(0.01)
Total from investment operations	(0.01)		(0.67)	0.66	0.43	(0.06)
Dividends and Distributions:
Distributions from realized gains	—		(0.91)	—	—	(3.27)
Total dividends and distributions	—		(0.91)	—	—	(3.27)
Redemption Fees	—		—	—	—	—
Net Asset Value, End of Year/Period	$2.27		$2.28	$3.86	$3.20	$2.77
Total Return*	(0.44)%		(16.13)%	20.62%	15.52%	0.69%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$11		$41	$242	$215	$498
Ratio of gross operating expenses to average net assets (3)	2.64	% (4)	2.43%	2.54%	2.95%	2.81%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.25	)% (4)	(1.03)%	(1.20)%	(1.88)%	(1.62)%
Portfolio Turnover Rate	52	% (5)	90%	115%	127%	112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Mid Capitalization Portfolio:

2.42	% (4)	2.32%	2.47%	2.61%	2.61%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Small Cap Portfolio:

2.64	% (4)	2.43%	2.54%	2.95%	2.81%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019		2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$7.97		$9.14		$9.49	$8.50	$8.76	$10.47
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.09		(0.03)	(0.08)	(0.02)	(0.10)
Net realized and unrealized gain (loss)	(0.02)		(1.26)		(0.32)	1.07	(0.24)	(1.61)
Total from investment operations	(0.03)		(1.17)		(0.35)	0.99	(0.26)	(1.71)
Redemption Fees	—		—		—	—	— **	—
Net Asset Value, End of Year/Period	$7.94		$7.97		$9.14	$9.49	$8.50	$8.76
Total Return*	-0.63%		12.80	% #	(3.69)%	11.65%	(2.97)%	(16.33)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4		$9		$120	$153	$322	$257
Ratio of gross operating expenses to average net assets (2)	2.70	% (5)	2.58%		3.30%	4.20%	3.81%	3.27	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	2.25	% (5)	1.13%		(0.27)%	(0.91)%	(0.30)%	(1.05)%
Portfolio Turnover Rate	23	% (6)	95%		130%	69%	125%	126%

	Health & Biotechnology Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019		2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$14.79		$20.70		$23.40	$25.91	$27.59	$27.47
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.10)		(0.17)		(0.25)	(0.30)	(0.30)	(0.29)
Net realized and unrealized gain (loss)	0.91		(1.68)		1.78	0.90	1.67	3.13
Total from investment operations	0.81		(1.85)		1.53	0.60	1.37	2.84
Dividends and Distributions:
Distributions from realized gains	(0.91)		(4.06)		(4.23)	(3.11)	(3.05)	(2.72)
Total dividends and distributions	(0.91)		(4.06)		(4.23)	(3.11)	(3.05)	(2.72)
Redemption Fees	—		—		—	—	—	—	**
Net Asset Value, End of Year/Period	$14.69		$14.79		$20.70	$23.40	$25.91	$27.59
Total Return*	5.01%		(10.03)%		7.78%	3.40%	5.42%	10.53%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$739		$744		$2,186	$2,612	$2,669	$2,360
Ratio of gross operating expenses to average net assets (4)	2.92	% (5)	2.83%		2.90%	2.93%	2.90%	2.81%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.34	)% (5)	(1.02)%		(1.20)%	(1.29)%	(1.17)%	(1.03)%
Portfolio Turnover Rate	5	% (6)	32%		13%	12%	19%	15%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the International Equity Portfolio:

2.25	% (5)	2.25%	2.95%	3.90%	3.81%	3.47%

(3)	During the year ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 3.27% for the year ending August 31, 2015, for the International Equity Portfolio.

(4)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:

2.91	% (5)	2.83%	2.90%	2.93%	2.90%	2.81%

(5)	Annualized for periods less than one year.

(6)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$17.47		$18.34	$15.78	$14.26	$14.05	$16.26
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.12)		(0.15)	(0.25)	(0.21)	(0.11)	(0.19)
Net realized and unrealized gain	0.68		0.16	4.40	3.23	2.22	0.51
Total from investment operations	0.56		0.01	4.15	3.02	2.11	0.32
Dividends and Distributions:
Distributions from realized gains	(0.97)		(0.88)	(1.59)	(1.50)	(1.90)	(2.53)
Total dividends and distributions	(0.97)		(0.88)	(1.59)	(1.50)	(1.90)	(2.53)
Redemption Fees	—		—	—	—	— **	—	**
Net Asset Value, End of Year/Period	$17.06		$17.47	$18.34	$15.78	$14.26	$14.05
Total Return*	21.78%		0.68%	28.07%	22.80%	16.54%	1.71%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,901		$8,280	$10,996	$8,425	$6,879	$6,378
Ratio of gross operating expenses to average net assets (2)	2.87	% (5)	2.68%	2.75%	2.80%	2.84%	2.80%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.62	)% (5)	(0.88)%	(1.50)%	(1.44)%	(0.84)%	(1.28)%
Portfolio Turnover Rate	25	% (6)	2%	1%	16%	37%	31%

	Energy & Basic Materials Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$7.64		$10.86	$9.23	$8.79	$9.19	$14.46
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.01)		(0.04)	(0.17)	(0.11)	(0.07)	(0.22)
Net realized and unrealized gain (loss)	(1.01)		(3.18)	1.80	0.55	(0.33)	(5.05)
Total from investment operations	(1.02)		(3.22)	1.63	0.44	(0.40)	(5.27)
Redemption Fees	—		—	—	—	—	—	**
Net Asset Value, End of Year/Period	$6.62		$7.64	$10.86	$9.23	$8.79	$9.19
Total Return*	(13.35)%		(29.65)%	17.66%	5.01%	(4.35)%	(36.45)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6		$8	$56	$66	$129	$121
Ratio of gross operating expenses to average net assets (3)	4.48	% (5)	4.14%	4.54%	4.54%	4.58%	3.86	% (4)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.13	)% (5)	(0.41)%	(1.58)%	(1.20)%	(0.78)%	(1.94)%
Portfolio Turnover Rate	24	% (6)	45%	61%	54%	134%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Technology & Communications Portfolio:

2.67	% (5)	2.68%	2.75%	2.80%	2.84%	2.80%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:

4.00	% (5)	4.00%	4.00%	4.00%	4.00%	3.91%

(4)	During the year ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 3.86% for the year ending August 31, 2015, for the Energy & Basic Materials Portfolio.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Financial Services Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$6.95		$9.89	$8.78	$7.47	$7.32	$7.64
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)		(0.14)	(0.22)	(0.18)	(0.14)	(0.17)
Gain from trade error	—		—	—	0.11	—	—
Net realized and unrealized gain (loss)	(0.16)		(1.12)	1.33	1.38	0.29	(0.15)
Total from investment operations	(0.24)		(1.26)	1.11	1.31	0.15	(0.32)
Dividends and Distributions:
Distributions from realized gains	(0.21)		(1.68)	—	—	—	—
Total dividends and distributions	(0.21)		(1.68)	—	—	—	—
Redemption Fees	—		—	—	—	— **	—
Net Asset Value, End of Year/Period	$6.50		$6.95	$9.89	$8.78	$7.47	$7.32
Total Return*	(3.81)%		(11.79)%	12.64%	17.54%+	2.05%	(4.19)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$0		$7	$68	$64	$124	$104
Ratio of gross operating expenses to average net assets (2)	4.23	% (4)	4.35%	4.42%	4.73%	4.81%	4.61%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(2.06	)% (4)	(1.75)%	(2.28)%	(2.13)%	(1.91)%	(2.18)%
Portfolio Turnover Rate	51	% (5)	67%	52%	55%	73%	20%

	Investment Quality Bond Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$9.55		$9.32	$9.58	$9.70	$9.66	$9.83
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.01	0.05	0.03	0.03	0.01
Net realized and unrealized gain (loss)	0.10		0.27	(0.20)	(0.09)	0.13	(0.10)
Total from investment operations	0.09		0.28	(0.15)	(0.06)	0.16	(0.09)
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.05)	(0.04)	(0.02)	(0.03)	(0.01)
Distributions from realized gains	—		—	(0.07)	(0.04)	(0.09)	(0.07)
Total dividends and distributions	(0.01)		(0.05)	(0.11)	(0.06)	(0.12)	(0.08)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$9.63		$9.55	$9.32	$9.58	$9.70	$9.66
Total Return*	0.98%		3.04%	(1.56)%	(0.58)%	1.70%	(0.88)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$39		$103	$365	$376	$420	$392
Ratio of gross operating expenses to average net assets (3)	2.43	% (4)	2.32%	2.54%	2.46%	2.36%	2.31%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	-0.17	% (4)	0.15%	0.54%	0.37%	0.31%	0.12%
Portfolio Turnover Rate	3	% (5)	11%	112%	15%	37%	68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Financial Services Portfolio:

4.00	% (4)	4.00%	4.00%	4.00%	4.00%	4.00%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:

2.43	% (4)	2.32%	1.56%	1.95%	1.86%	2.11%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

+	Includes a reimbursement from the Advisor for a trading error without this transaction the total return would have been 16.06%.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Municipal Bond Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2020		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2019		2018		2017		2016		2015
Net Asset Value, Beginning of Year/Period	$9.01		$8.95		$9.26		$9.84		$9.69		$9.82
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.00	**	0.00	**	0.01		0.01		0.01
Net realized and unrealized gain (loss)	0.01		0.07		(0.29)		(0.20)		0.29		(0.08)
Total from investment operations	—		0.07		(0.29)		(0.19)		0.30		(0.07)
Dividends and Distributions:
Dividends from net investment income	(0.00	) **	(0.01)		(0.02)		(0.01)		(0.01)		(0.01)
Distributions from realized gains	—		—		—		(0.38)		(0.14)		(0.05)
Total dividends and distributions	(0.00)		(0.01)		(0.02)		(0.39)		(0.15)		(0.06)
Net Asset Value, End of Year/Period	$9.01		$9.01		$8.95		$9.26		$9.84		$9.69
Total Return*	0.05	% #	0.77	% #	(3.16	)% #	(1.81)%		3.17%		(0.67)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$35		$70		$206		$229		$241		$298
Ratio of gross operating expenses to average net assets (2)	3.67	% (4)	4.01%		4.80%		4.59%		3.95%		4.02%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.22	)% (4)	0.00%		0.02%		0.13%		0.09%		0.11%
Portfolio Turnover Rate	1	% (5)	2%		104%		48%		142%		0%

	U.S. Government Money Market Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2020		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2019		2018		2017		2016		2015
Net Asset Value, Beginning of Year/Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	—		—		—		—		—		—
Total from investment operations	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **
Distributions from realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **
Net Asset Value, End of Year/Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return*	0.02%		0.16%		0.29%		0.01%		0.01%		0.01%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$113		$165		$507		$524		$551		$1,604
Ratio of gross operating expenses to average net assets (3)	2.28	% (4)	2.21%		2.16%		2.00%		1.91%		2.01%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	0.04	% (4)	0.18%		0.28%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Municipal Bond Portfolio:

1.80	% (4)	1.78%	1.95%	1.73%	1.85%	2.33%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:

1.68	% (4)	2.15%	1.16%	0.61%	0.21%	0.06%

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Aggressive Balanced Allocation Portfolio - Class C Shares

					For the Period
	Six Months Ended				December 29,
	February 29,		Year Ended		2017 (1) to
	2020		August 31,		August 31,
	(Unaudited)		2019		2018
Net Asset Value, Beginning of Year/Period	$9.92		$10.43		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.35		(0.44)		(0.02)
Net realized and unrealized gain (loss)	(0.39)		0.21		0.45
Total from investment operations	(0.04)		(0.23)		0.43
Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.27)		—
Distributions from realized gains	(0.11)		(0.01)		—
Total dividends and distributions	(0.34)		(0.28)		—
Net Asset Value, End of Year/Period	$9.54		$9.92		$10.43
Total Return*	(0.69)%		(2.01)%		4.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$165		$116		$0	^
Ratio of gross operating expenses to average net assets (4)	2.86	% (3)	2.54%		3.99	% (3)
Ratio of net operating expenses to average net assets (4)	1.79	% (3)	1.79%		1.35	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	6.87	% (3)	(4.31)%		(0.31	)% (3)
Portfolio Turnover Rate	2	% (5)	56%		8	% (5)

	Conservative Balanced Allocation Portfolio - Class C Shares

					For the Period
	Six Months Ended				December 29,
	February 29,		Year Ended		2017 (1) to
	2020		August 31,		August 31,
	(Unaudited)		2019		2018
Net Asset Value, Beginning of Year/Period	$10.18		$10.33		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.33		(0.27)		(0.03)
Net realized and unrealized gain (loss)	(0.31)		0.31		0.36
Total from investment operations	0.02		0.04		0.33
Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.19)		—
Distributions from realized gains	(0.10)		(0.00	) **	—
Total dividends and distributions	(0.32)		(0.19)		—
Net Asset Value, End of Year/Period	$9.88		$10.18		$10.33
Total Return*	0.07%		0.58%		3.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s) ^	$729		$712		$0
Ratio of gross operating expenses to average net assets (4)	2.47	% (3)	2.37%		3.71	% (3)
Ratio of net operating expenses to average net assets (4)	1.79	% (3)	1.79%		1.47	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	6.41	% (3)	(2.60)%		(0.43	)% (3)
Portfolio Turnover Rate	0	% (5)	31%		4	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

^	Net assets at end of period less than $1,000.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderate Balanced Allocation Portfolio - Class C Shares

					For the Period
	Six Months Ended				December 29,
	February 29,		Year Ended		2017 (1) to
	2020		August 31,		August 31,
	(Unaudited)		2019		2018
Net Asset Value, Beginning of Year/Period	$10.13		$10.43		$10.00
Income from Investment Operations:
Net investment income (loss) (2)	0.33		(0.40)		(0.01)
Net realized and unrealized gain (loss)	(0.35)		0.38		0.44
Total from investment operations	(0.02)		(0.02)		0.43
Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.28)		—
Distributions from realized gains	(0.11)		(0.00	) **	—
Total dividends and distributions	(0.30)		(0.28)		—
Net Asset Value, End of Year/Period	$9.81		$10.13		$10.43
Total Return*	(0.30)%		0.11%		4.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s) ^	$601		$402		$0
Ratio of gross operating expenses to average net assets (4)	2.62	% (3)	2.56%		3.85	% (3)
Ratio of net operating expenses to average net assets (4)	1.79	% (3)	1.79%		1.36	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	6.35	% (3)	(3.98)%		(0.18	)% (3)
Portfolio Turnover Rate	1	% (5)	35%		7	% (5)

	Moderately Aggressive Balanced Allocation Portfolio - Class C Shares

					For the Period
	Six Months Ended				December 29,
	February 29,		Year Ended		2017 (1) to
	2020		August 31,		August 31,
	(Unaudited)		2019		2018
Net Asset Value, Beginning of Year/Period	$9.91		$10.35		$10.00
Income from Investment Operations:
Net investment income (loss) (2)	0.35		(0.45)		(0.03)
Net realized and unrealized gain (loss)	(0.38)		0.28		0.38
Total from investment operations	(0.03)		(0.17)		0.35
Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.27)		—
Distributions from realized gains	(0.01)		—		—
Total dividends and distributions	(0.21)		(0.27)		—
Net Asset Value, End of Year/Period	$9.67		$9.91		$10.35
Total Return *	(0.48)%		(1.38)%		3.50%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$148		$175		$0	^
Ratio of gross operating expenses to
average net assets (4)	2.79	% (3)	2.40%		4.18	% (3)
Ratio of net operating expenses to average net assets (4)	1.79	% (3)	1.79%		1.32	% (3)
Ratio of net investment income (loss) after expenses reimbursement/recoupment to average net assets (4)	6.94	% (3)	(4.40)%		(0.43	)% (3)
Portfolio Turnover Rate	1	% (5)	69%		0	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

^	Net assets at end of period less than $1,000.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderately Conservative Balanced Allocation Portfolio - Class C Shares

				For the Period
	Six Months Ended			December 29,
	February 29,		Year Ended	2017 (1) to
	2020		August 31,	August 31,
	(Unaudited)		2019	2018
Net Asset Value, Beginning of Year/Period	$9.92		$10.25	$10.00
Income (Loss) from Investment Operations:
Net investment income loss (2)	0.34		(0.37)	(0.03)
Net realized and unrealized gain (loss)	(0.38)		0.30	0.28
Total from investment operations	(0.04)		(0.07)	0.25
Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.26)	—
Distributions from realized gains	(0.09)		—	—
Total dividends and distributions	(0.30)		(0.26)	—
Net Asset Value, End of Year/Period	$9.58		$9.92	$10.25
Total Return *	(0.55)%		(0.39)%	2.50%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$198		$190	$0	^
Ratio of gross operating expenses to average net assets (4)	2.52	% (3)	3.29%	3.31	% (3)
Ratio of net operating expenses to average net assets (4)	1.79	% (3)	1.79%	1.41	% (3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	6.72	% (3)	(3.77)%	(0.51	)% (3)
Portfolio Turnover Rate	0	% (5)	57%	0	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Net assets at end of period less than $1,000.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	James Alpha Macro Portfolio - Class C Shares (Consolidated)

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$9.38		$8.70	$8.80	$9.06	$9.96	$9.68
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.05		—	0.01	(0.05)	(0.18)	(0.14)
Net realized and unrealized gain (loss)	(0.55)		0.68	(0.11)	(0.21)	(0.58)	0.42
Total from investment operations	(0.50)		0.68	(0.10)	(0.26)	(0.76)	0.28
Dividends and Distributions:
Dividends from net investment income	(0.63)		—	—	—	(0.14)	—
Total dividends and distributions	(0.63)		—	—	—	(0.14)	—
Redemption Fees	—		— **	—	— **	— **	— **
Net Asset Value, End of Year/Period	$8.25		$9.38	$8.70	$8.80	$9.06	$9.96
Total Return*	(5.61)%		7.82%	(1.14)%	(2.87)%	(7.70)%	2.89%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$336		$419	$740	$862	$1,676	$2,082
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	3.46	% (6)	3.46%	3.36%	3.37%	2.87%	3.01%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	2.39	% (6)	2.28%	2.30%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.14	% (6)	(0.02)%	0.07%	(0.57)%	(1.82)%	(1.42)%
Portfolio Turnover Rate	37	% (7)	133%	103%	83%	241%	118%

	James Alpha Global Real Estate Investments Portfolio - Class C Shares

	Six Months Ended
	February 29,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$17.95		$18.89	$19.13	$19.15	$18.89	$21.56
Income (Loss) from Investment Operations:
Net investment (loss) (1)	0.08		(0.04)	0.20	0.13	0.25	0.24
Net realized and unrealized gain (loss)	0.47		0.65	1.22	1.54	1.74	(1.05)
Total from investment operations	0.55		0.61	1.42	1.67	1.99	(0.81)
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.53)	(0.55)	(0.14)	(0.54)	(0.23)
Distributions from realized gains	(1.25)		(1.02)	(1.11)	(1.55)	(1.19)	(1.63)
Total dividends and distributions	(1.26)		(1.55)	(1.66)	(1.69)	(1.73)	(1.86)
Redemption Fees	—		—	—	— **	— **	— **
Net Asset Value, End of Year/Period	$17.24		$17.95	$18.89	$19.13	$19.15	$18.89
Total Return*	2.72%		3.87%	7.90%	9.56%	11.19%	(4.07)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$83,019		$80,048	$82,262	$73,602	$75,858	$74,140
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	2.32	% (6)	2.37%	2.37%	2.68%	2.76%	2.74%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	2.32	% (6)	2.37%	2.37%	2.61%	2.67%	2.67%
Ratio of net investment after expense reimbursement/recoupment to average net assets	0.84	% (6)	(0.25)%	1.06%	0.73%	1.35%	1.16%
Portfolio Turnover Rate	105	% (7)	172%	204%	141%	149%	194%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Macro Portfolio:

3.40	% (6)	3.43%	3.31%	3.37%	2.87%	3.01%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Macro Portfolio:

2.33	% (6)	2.25%	2.25%	2.25%	2.25%	2.25%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Global Real Estate Portfolio:

2.32	% (6)	2.37%	2.37%	2.68%	2.76%	2.74%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Global Real Estate Portfolio:

2.32	% (6)	2.37%	2.37%	2.61%	2.67%	2.67%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not re of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	James Alpha Multi Strategy Alternative Income Portfolio - Class C Shares

									For the Period
	Six Months Ended								September 29,
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended		2014 (1) to
	2020		August 31,		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2019		2018	2017	2016		2015
Net Asset Value, Beginning of Year/Period	$8.90		$9.42		$8.69	$8.96	$9.37		$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	(0.02)		(0.04)		(0.07)	(0.09)	(0.03)		(0.09)
Net realized and unrealized gain (loss)	0.05		(0.23)		1.08	0.17	(0.27)		(0.36)
Total from investment operations	0.03		(0.27)		1.01	0.08	(0.30)		(0.45)
Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.14)		—	—	(0.00	) **	—
Distributions from realized gains	—		—		—	(0.20)	(0.08)		(0.18)
Distributions from return of capital	—		(0.11)		(0.28)	(0.15)	(0.03)		—
Total dividends and distributions	(0.13)		(0.25)		(0.28)	(0.35)	(0.11)		(0.18)
Net Asset Value, End of Year/Period	$8.80		$8.90		$9.42	$8.69	$8.96		$9.37
Total Return *	0.29	% +	(2.72)%		11.88%	0.79%	(3.11)%		(4.61)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$117		$188		$270	$318	$350		$182
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4,9)	5.49	% (3)	5.53%		5.11%	4.79%	4.50%		4.76	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5,9)	3.91	% (3)	4.14%		4.38%	4.26%	3.99%		3.98	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	(0.49	)% (3)	(0.50)%		(0.84)%	(1.03)%	(0.35)%		(0.93	)% (3)
Portfolio Turnover Rate	103	% (8)	414%		183%	118%	124%		135	% (8)

	James Alpha Managed Risk Domestic Equity Portfolio - Class C Shares

									For the Period
	Six Months Ended								July 31,
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended		2015 (1) to
	2020		August 31,		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2019		2018	2017	2016		2015
Net Asset Value, Beginning of Year/Period	$10.28		$10.66		$10.21	$9.89	$9.59		$10.00
Income (Loss) from Investment Operations:
Net investment (loss) (2)	(0.07)		(0.18)		(0.19)	(0.15)	(0.17)		(0.01)
Net realized and unrealized gain (loss)	(0.06)		0.72		0.81	0.46	0.48		(0.40)
Total from investment operations	(0.13)		0.54		0.62	0.31	0.31		(0.41)
Dividends and Distributions:
Dividends from net investment income	—		(0.23)		(0.17)	—	(0.01)		—
Distributions from realized gains	(0.21)		(0.69)		—	—	—		—
Total dividends and distributions	(0.21)		(0.92)		(0.17)	—	(0.01)		—
Redemption Fees	—		—		—	0.01	—	**	—
Net Asset Value, End of Year/Period	$9.94		$10.28		$10.66	$10.21	$9.89		$9.59
Total Return *	(0.74)%		5.51	% +	6.11%	3.24%	3.20%		(4.10)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,684		$524		$322	$307	$418		$10	(10)
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (6,9)	2.76	% (3)	2.96%		3.45%	3.94%	3.30%		5.86	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (7,9)	2.75	% (3)	2.96%		3.51%	3.42%	3.34%		3.22	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	(1.38	)% (3)	(1.74)%		(1.83)%	(1.52)%	(1.72)%		(3.22	)% (3)
Portfolio Turnover Rate	122	% (8)	245%		84%	11%	7%		0	% (8)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

4.57	% (3)	4.53%	4.23%	4.03%	4.01%	4.38	% (3)

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

2.99	% (3)	3.17%	3.50%	3.50%	3.50%	3.50	% (3)

(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

2.75	% (3)	2.93%	3.14%	3.72%	3.24%	5.84	% (3)

(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

2.74	% (3)	2.93%	3.20%	3.20%	3.20%	3.20	% (3)

(8)	Not annualized

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

(10)	Actual dollar amount

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Period)

	James Alpha Managed Risk Emerging Markets Equity Portfolio - Class C Shares

									For the Period
	Six Months Ended								July 31,
	February 29,		Year Ended		Year Ended	Year Ended	Year Ended		2015 (1) to
	2020		August 31,		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2019		2018	2017	2016		2015
Net Asset Value, Beginning of Year/Period	$8.16		$9.35		$10.06	$9.46	$9.41		$10.00
Income (Loss) from Investment Operations:
Net investment (loss) (2)	—		(0.10)		(0.14)	(0.20)	(0.11)		(0.02)
Net realized and unrealized gain (loss)	(0.25)		0.01		0.08	0.80	0.27		(0.57)
Total from investment operations	(0.25)		(0.09)		(0.06)	0.60	0.16		(0.59)
Dividends and Distributions:
Dividends from net investment income	—		—		(0.65)	—	(0.05)		—
Distributions from realized gains	—		(1.10)		—	—	(0.06)		—
Distributions from return of capital	—		—		—	—	—		—
Total dividends and distributions	—		(1.10)		(0.65)	—	(0.11)		—
Redemption Fees	—		—		—	—	—	**	—
Net Asset Value, End of Year/Period	$7.91		$8.16		$9.35	$10.06	$9.46		$9.41
Total Return *	(2.33)%		(0.94	)% +	(0.69)%	6.34%	1.69%		(5.90)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$56		$78		$116	$132	$114		$9
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5,9)	3.70	% (3)	3.77%		3.40%	3.50%	3.25%		8.19	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6,9)	3.11	% (3)	3.21%		3.39%	3.45%	3.24%		3.21	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	0.03	% (3)	(1.12)%		(1.48)%	(2.13)%	(1.22)%		(3.21	)% (3)
Portfolio Turnover Rate	146	% (4)	694%		335%	152%	15%		0	% (4)

	James Alpha Hedged High Income Portfolio - Class C Shares

	Six Months Ended						For the Fiscal
	February 29,		Year Ended		Year Ended	Year Ended	Period Ended		Year Ended
	2020		August 31,		August 31,	August 31,	August 31,		October 31,
	(Unaudited)		2019		2018	2017	2016		2015
Net Asset Value, Beginning of Year/Period	$9.04		$9.26		$9.45	$9.10	$9.16		$9.85
Income (Loss) from Investment Operations:
Net investment income (2)	0.16		0.27		0.30	0.38	0.29		0.48
Net realized and unrealized (loss)	(0.02)		(0.18)		(0.17)	0.32	(0.06)		(0.67)
Total from investment operations	0.14		0.09		0.13	0.70	0.23		(0.19)
Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.26)		(0.29)	(0.35)	(0.29)		(0.46)
Distributions from realized gains	—		—		—	—	—		(0.04)
Distributions from return of capital	—		(0.05)		(0.03)	—	—		—
Total dividends and distributions	(0.18)		(0.31)		(0.32)	(0.35)	(0.29)		(0.50)
Redemption Fees	—		—		—	—	—		—	**
Net Asset Value, End of Year/Period	$9.00		$9.04		$9.26	$9.45	$9.10		$9.16
Total Return*	1.55%		0.96%		1.34%	7.76%	2.61%		(1.90)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$866		$948		$824	$717	$577		$720
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (7,9)	3.84	% (3)	3.82%		3.46%	3.75%	4.40	% (3)	4.04%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (8,9)	3.61	% (3)	3.28%		3.10%	2.99%	2.99	% (3)	2.99%
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	3.54	% (3)	2.90%		3.32%	4.06%	3.89	% (3)	4.98%
Portfolio Turnover Rate	107	% (4)	195%		171%	106%	66	% (4)	91%

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

3.59	% (3)	3.63%	3.20%	3.25%	3.02%	8.18	% (3)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

3.00	% (3)	3.08%	3.20%	3.20%	3.01%	3.20	% (3)

(7)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Hedged High Income Portfolio:

3.22	% (3)	3.53%	3.35%	3.75%	4.40	% (3)	4.04%

(8)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Hedged High Income Portfolio:

2.99	% (3)	2.99%	2.99%	2.99%	2.99	% (3)	2.99%

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2019, through February 29, 2020.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 9/1/2019	Value - 2/29/2020	9/1/2019 - 2/29/2020*	[Annualized]
Actual Expenses - Table 2:
Large Capitalization Value – Class I	$1,000.00	$998.60	$4.87	0.97%
Large Capitalization Value – Class A	1,000.00	988.50	4.73	0.94%
Large Capitalization Value – Class C	1,000.00	994.20	8.22	1.64%
Large Capitalization Growth – Class I	1,000.00	956.30	4.91	1.00%
Large Capitalization Growth – Class A	1,000.00	946.80	5.46	1.11%
Large Capitalization Growth – Class C	1,000.00	952.50	8.26	1.68%
Mid Capitalization – Class I	1,000.00	968.70	5.40	1.09%
Mid Capitalization – Class A	1,000.00	965.10	6.04	1.22%
Mid Capitalization – Class C	1,000.00	959.00	7.56	1.53%
Small Capitalization – Class I	1,000.00	845.90	5.14	1.10%
Small Capitalization – Class A	1,000.00	838.70	8.93	1.93%
Small Capitalization – Class C	1,000.00	842.40	6.37	1.37%
International Equity – Class I	1,000.00	1,016.80	5.41	1.07%
International Equity – Class A	1,000.00	1,014.40	9.63	1.91%
International Equity – Class C	1,000.00	1,011.50	0.78	0.16%
Health & Biotechnology – Class I	1,000.00	1,066.10	8.00	1.55%
Health & Biotechnology – Class A	1,000.00	1,064.00	12.27	2.38%
Health & Biotechnology – Class C	1,000.00	1,060.80	5.91	1.15%
Technology & Communications – Class I	1,000.00	1,054.60	9.42	1.83%
Technology & Communications – Class A	1,000.00	1,052.70	12.08	2.35%
Technology & Communications – Class C	1,000.00	1,049.50	12.14	2.37%
Energy & Basic Materials – Class I	1,000.00	890.60	10.63	2.25%
Energy & Basic Materials – Class A	1,000.00	889.90	10.91	2.31%
Energy & Basic Materials – Class C	1,000.00	887.40	3.51	0.74%
Financial Services – Class I	1,000.00	984.60	14.79	2.98%
Financial Services – Class A	1,000.00	983.20	17.56	3.54%
Financial Services – Class C	1,000.00	980.20	1.43	0.29%
Investment Quality Bond – Class I	1,000.00	1,014.60	6.32	1.26%
Investment Quality Bond – Class A	1,000.00	1,012.70	18.55	3.69%
Investment Quality Bond – Class C	1,000.00	1,009.80	2.88	0.57%
Municipal Bond – Class I	1,000.00	1,002.80	9.15	1.83%
Municipal Bond – Class A	1,000.00	1,000.50	9.34	1.87%
Municipal Bond – Class C	1,000.00	1,000.50	9.02	1.80%
U.S. Government Money Market – Class I	1,000.00	1,010.90	6.29	1.24%
U.S. Government Money Market – Class A	1,000.00	1,001.60	7.80	1.55%
U.S. Government Money Market – Class C	1,000.00	1,007.00	8.63	1.71%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 9/1/2019	Value - 2/29/2020	9/1/2019 - 2/29/2020*	[Annualized]
Actual Expenses - Table 2: (Continued)
Aggressive Balanced Allocation - Class I	1,000.00	964.10	8.77	0.79%
Aggressive Balanced Allocation - Class A	1,000.00	964.10	5.09	1.04%
Aggressive Balanced Allocation - Class C	1,000.00	964.10	3.87	1.79%
Conservative Balanced Allocation - Class I	1,000.00	978.70	3.90	0.79%
Conservative Balanced Allocation - Class A	1,000.00	978.20	5.13	1.04%
Conservative Balanced Allocation - Class C	1,000.00	978.20	8.83	1.79%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	961.30	3.86	0.79%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	961.30	5.08	1.04%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	961.30	8.75	1.79%
Moderate Balanced Allocation - Class I	1,000.00	974.40	3.89	0.79%
Moderate Balanced Allocation - Class A	1,000.00	974.40	5.12	1.04%
Moderate Balanced Allocation - Class C	1,000.00	974.40	8.81	1.79%
Moderate Conservative Balanced Allocation - Class I	1,000.00	966.00	3.87	0.79%
Moderate Conservative Balanced Allocation - Class A	1,000.00	966.00	5.10	1.04%
Moderate Conservative Balanced Allocation - Class C	1,000.00	966.00	8.77	1.79%
James Alpha Macro - Class A	1,000.00	979.20	7.84	1.58%
James Alpha Macro - Class C	1,000.00	975.90	11.52	2.33%
James Alpha Macro - Class I	1,000.00	979.20	6.56	1.33%
James Alpha Macro - Class S	1,000.00	980.30	0.33	0.94%
James Alpha Global Real Estate Investments - Class A	1,000.00	1,046.70	8.35	1.62%
James Alpha Global Real Estate Investments - Class C	1,000.00	1,039.30	12.52	2.44%
James Alpha Global Real Estate Investments - Class I	1,000.00	1,050.60	6.84	1.32%
James Alpha Global Real Estate Investments - Class S	1,000.00	1,054.40	0.29	0.80%
James Alpha Multi Strategy Alternative Income - Class A	1,000.00	967.10	11.08	2.24%
James Alpha Multi Strategy Alternative Income - Class C	1,000.00	962.60	14.68	2.99%
James Alpha Multi Strategy Alternative Income - Class I	1,000.00	967.40	9.81	1.99%
James Alpha Multi Strategy Alternative Income - Class S	1,000.00	969.70	0.52	1.49%
James Alpha Managed Risk Domestic Equity - Class A	1,000.00	1,062.60	19.99	3.84%
James Alpha Managed Risk Domestic Equity - Class C	1,000.00	1,057.60	17.71	3.41%
James Alpha Managed Risk Domestic Equity - Class I	1,000.00	1,069.90	39.26	7.52%
James Alpha Managed Risk Domestic Equity - Class S	1,000.00	1,072.30	0.40	1.09%
James Alpha Managed Risk Emerging Markets Equity - Class A	1,000.00	1,000.10	10.97	2.18%
James Alpha Managed Risk Emerging Markets Equity - Class C	1,000.00	991.80	12.80	2.55%
James Alpha Managed Risk Emerging Markets Equity - Class I	1,000.00	1,003.50	6.77	1.34%
James Alpha Managed Risk Emerging Markets Equity - Class S	1,000.00	1,006.90	0.51	1.43%
James Alpha Hedged High Income - Class A	1,000.00	1,018.40	12.06	2.39%
James Alpha Hedged High Income - Class C	1,000.00	1,016.60	15.07	2.99%
James Alpha Hedged High Income - Class I	1,000.00	1,020.70	10.05	1.99%
James Alpha Hedged High Income - Class S	1,000.00	1,023.80	0.72	1.99%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value -9/1/2019	Value - 2/29/2020	9/1/2019 - 2/29/2020*	[Annualized]
[5% Return Before Expenses] - Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,020.34	$4.92	0.97%
Large Capitalization Value – Class A	1,000.00	1,020.44	4.81	0.94%
Large Capitalization Value – Class C	1,000.00	1,016.96	8.31	1.64%
Large Capitalization Growth – Class I	1,000.00	1,020.19	5.07	1.00%
Large Capitalization Growth – Class A	1,000.00	1,019.59	5.67	1.11%
Large Capitalization Growth – Class C	1,000.00	1,016.74	8.54	1.68%
Mid Capitalization – Class I	1,000.00	1,019.72	5.54	1.09%
Mid Capitalization – Class A	1,000.00	1,019.06	6.21	1.22%
Mid Capitalization – Class C	1,000.00	1,017.48	7.79	1.53%
Small Capitalization – Class I	1,000.00	1,019.64	5.62	1.10%
Small Capitalization – Class A	1,000.00	1,015.49	9.79	1.93%
Small Capitalization – Class C	1,000.00	1,018.29	6.98	1.37%
International Equity – Class I	1,000.00	1,019.64	5.42	1.07%
International Equity – Class A	1,000.00	1,015.44	9.63	1.91%
International Equity – Class C	1,000.00	1,024.22	0.79	0.16%
Health & Biotechnology – Class I	1,000.00	1,017.26	7.81	1.55%
Health & Biotechnology – Class A	1,000.00	1,013.11	11.97	2.38%
Health & Biotechnology – Class C	1,000.00	1,019.26	5.79	1.15%
Technology & Communications – Class I	1,000.00	1,015.83	9.25	1.83%
Technology & Communications – Class A	1,000.00	1,013.23	11.85	2.35%
Technology & Communications – Class C	1,000.00	1,013.15	11.92	2.37%
Energy & Basic Materials – Class I	1,000.00	1,013.76	11.32	2.25%
Energy & Basic Materials – Class A	1,000.00	1,013.46	11.62	2.31%
Energy & Basic Materials – Class C	1,000.00	1,021.28	3.76	0.74%
Financial Services – Class I	1,000.00	1,010.09	14.98	2.98%
Financial Services – Class A	1,000.00	1,007.29	17.77	3.54%
Financial Services – Class C	1,000.00	1,023.55	1.46	0.29%
Investment Quality Bond – Class I	1,000.00	1,018.72	6.33	1.26%
Investment Quality Bond – Class A	1,000.00	1,006.57	18.49	3.69%
Investment Quality Bond – Class C	1,000.00	1,022.13	2.90	0.57%
Municipal Bond – Class I	1,000.00	1,015.87	9.21	1.83%
Municipal Bond – Class A	1,000.00	1,015.66	9.41	1.87%
Municipal Bond – Class C	1,000.00	1,015.99	9.09	1.80%
U.S. Government Money Market – Class I	1,000.00	1,018.95	6.31	1.24%
U.S. Government Money Market – Class A	1,000.00	1,017.41	7.87	1.55%
U.S. Government Money Market – Class C	1,000.00	1,016.61	8.67	1.71%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value -9/1/2019	Value - 2/29/2020	9/1/2019 - 2/29/2020*	[Annualized]
[5% Return Before Expenses] - Table 2 (Continued):
Aggressive Balanced Allocation - Class I	1,000.00	1,016.07	9.00	0.79%
Aggressive Balanced Allocation - Class A	1,000.00	1,019.81	5.24	1.04%
Aggressive Balanced Allocation - Class C	1,000.00	1,021.06	3.98	1.79%
Conservative Balanced Allocation - Class I	1,000.00	1,021.06	3.98	0.79%
Conservative Balanced Allocation - Class A	1,000.00	1,019.81	5.24	1.04%
Conservative Balanced Allocation - Class C	1,000.00	1,016.07	9.00	1.79%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	1,021.06	3.98	0.79%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	1,019.81	5.24	1.04%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	1,016.07	9.00	1.79%
Moderate Balanced Allocation - Class I	1,000.00	1,021.06	3.98	0.79%
Moderate Balanced Allocation - Class A	1,000.00	1,019.81	5.24	1.04%
Moderate Balanced Allocation - Class C	1,000.00	1,016.07	9.00	1.79%
Moderate Conservative Balanced Allocation - Class I	1,000.00	1,021.06	3.98	0.79%
Moderate Conservative Balanced Allocation - Class A	1,000.00	1,019.81	5.24	1.04%
Moderate Conservative Balanced Allocation - Class C	1,000.00	1,016.07	9.00	1.79%
James Alpha Macro - Class A	1,000.00	1,017.08	7.99	1.58%
James Alpha Macro - Class C	1,000.00	1,013.34	11.74	2.33%
James Alpha Macro - Class I	1,000.00	1,018.37	6.69	1.33%
James Alpha Macro - Class S	1,000.00	1,020.31	4.73	0.94%
James Alpha Global Real Estate Investments - Class A	1,000.00	1,017.05	8.23	1.62%
James Alpha Global Real Estate Investments - Class C	1,000.00	1,012.93	12.36	2.44%
James Alpha Global Real Estate Investments - Class I	1,000.00	1,018.53	6.73	1.32%
James Alpha Global Real Estate Investments - Class S	1,000.00	1,021.19	4.06	0.80%
James Alpha Multi Strategy Alternative Income - Class A	1,000.00	1,013.73	11.35	2.25%
James Alpha Multi Strategy Alternative Income - Class C	1,000.00	1,010.04	15.03	2.99%
James Alpha Multi Strategy Alternative Income - Class I	1,000.00	1,015.03	10.05	1.99%
James Alpha Multi Strategy Alternative Income - Class S	1,000.00	1,017.57	7.50	1.49%
James Alpha Managed Risk Domestic Equity - Class A	1,000.00	1,005.83	19.44	3.84%
James Alpha Managed Risk Domestic Equity - Class C	1,000.00	1,007.99	17.28	3.41%
James Alpha Managed Risk Domestic Equity - Class I	1,000.00	987.27	37.69	7.52%
James Alpha Managed Risk Domestic Equity - Class S	1,000.00	1,019.71	5.55	1.09%
James Alpha Managed Risk Emerging Markets Equity - Class A	1,000.00	1,014.24	11.05	2.18%
James Alpha Managed Risk Emerging Markets Equity - Class C	1,000.00	1,012.35	12.93	2.55%
James Alpha Managed Risk Emerging Markets Equity - Class I	1,000.00	1,018.45	6.82	1.34%
James Alpha Managed Risk Emerging Markets Equity - Class S	1,000.00	1,018.02	7.25	1.43%
James Alpha Hedged High Income - Class A	1,000.00	1,013.05	12.03	2.39%
James Alpha Hedged High Income - Class C	1,000.00	1,015.05	15.06	2.99%
James Alpha Hedged High Income - Class I	1,000.00	1,015.05	10.02	1.99%
James Alpha Hedged High Income - Class S	1,000.00	1,015.05	10.02	1.99%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the days in reporting period).

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1stand 3 rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of p ortfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/11/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 5/11/20

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/11/20

* Print the name and title of each signing officer under his or her signature.